UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2012

Date of reporting period: March 31, 2012

Item 1. Reports to Stockholders.

SEI Institutional International Trust

Semi-Annual Report as of March 31, 2012

International Equity Fund

Emerging Markets Equity Fund

International Fixed Income Fund

Emerging Markets Debt Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Australia — 3.4%
Australia & New Zealand Banking Group	0.5%	398,147	$9,594
Newcrest Mining	0.5	294,124	9,043
Rio Tinto	0.2	40,885	2,770
Other Securities	2.2		40,756

			62,163

Austria — 0.0%
Other Securities	0.0		323

Belgium — 1.6%
Anheuser-Busch InBev	0.8	193,299	14,101
Other Securities	0.8		14,709

			28,810

Bosnia and Herzegovina — 0.1%
Other Securities	0.1		2,173

Brazil — 0.8%
Other Securities	0.8		13,632

Canada — 4.3%
Barrick Gold	0.5	223,927	9,736
Other Securities	3.8		68,685

			78,421

Chile — 0.2%
Other Securities	0.2		4,195

China — 1.0%
Other Securities	1.0		18,376

Denmark — 1.2%
Novo Nordisk, Cl B	0.6	73,558	10,171
Other Securities	0.6		11,973

			22,144

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Finland — 0.7%
Other Securities	0.7%		$12,433

France — 8.8%
BNP Paribas	0.5	199,022	9,429
Cie Generale d’Optique Essilor International	0.5	101,563	9,039
LVMH Moet Hennessy Louis Vuitton	0.6	61,927	10,626
Sanofi	1.1	262,773	20,377
Schneider Electric	0.8	213,067	13,900
Sodexo	0.5	101,640	8,332
Other Securities	4.8		87,647

			159,350

Germany — 7.5%
Linde	0.9	92,326	16,543
SAP	0.6	153,213	10,683
Siemens	0.9	166,946	16,805
Other Securities	5.1		92,842

			136,873

Greece — 0.1%
Other Securities	0.1		2,119

Guernsey — 0.0%
Other Securities	0.0		924

Hong Kong — 2.8%
China Mobile	0.6	934,500	10,285
Other Securities	2.2		39,798

			50,083

India — 0.2%
Other Securities	0.2		3,799

Indonesia — 0.2%
Other Securities	0.2		3,159

Ireland — 0.9%
Other Securities	0.9		16,906

Israel — 0.4%
Other Securities	0.4		6,695

Italy — 1.1%
Telecom Italia	0.5	8,967,271	8,801
Other Securities	0.6		10,657

			19,458

Japan — 17.1%
Dai Nippon Printing	0.5	885,100	9,099
Fanuc	0.5	46,600	8,313

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Honda Motor	0.8%	391,100	$14,946
JGC	0.6	325,200	10,136
Jupiter Telecommunications	0.5	7,900	7,958
KDDI	0.5	1,475	9,607
Nippon Telegraph & Telephone	0.5	188,100	8,583
Seven & I Holdings	0.9	510,500	15,248
SMC	0.5	52,000	8,315
Sony Financial Holdings	0.5	496,000	8,860
Toyota Motor	0.9	355,300	15,413
Other Securities	10.4		194,606

			311,084

Jersey — 0.0%
Other Securities	0.0		230

Malaysia — 0.2%
Other Securities	0.2		3,290

Malta — 0.0%
Other Securities	0.0		—

Mexico — 0.0%
Other Securities	0.0		80

Netherlands — 5.1%
Akzo Nobel	0.8	257,089	15,157
Reed Elsevier	0.6	875,286	11,162
Other Securities	3.7		66,446

			92,765

New Zealand — 0.2%
Other Securities	0.2		3,140

Norway — 0.8%
DNB	0.6	890,637	11,430
Other Securities	0.2		3,634

			15,064

Poland — 0.1%
Other Securities	0.1		1,732

Portugal — 0.1%
Other Securities	0.1		1,343

Puerto Rico — 0.0%
Other Securities	0.0		111

Russia — 0.5%
Other Securities	0.5		8,297

Singapore — 1.4%
Other Securities	1.4		25,156

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

South Africa — 0.8%
Other Securities	0.8%		$13,713

South Korea — 3.0%
Hyundai Mobis	0.5	38,881	9,831
KT&G	0.6	142,388	10,104
Samsung Electronics	0.7	11,199	12,602
Other Securities	1.2		22,813

			55,350

Spain — 1.6%
Other Securities	1.6		28,954

Sweden — 1.6%
Other Securities	1.6		29,601

Switzerland — 8.8%
Givaudan	0.8	14,068	13,541
Nestle	1.4	402,739	25,309
Novartis	1.2	375,011	20,729
Roche Holding	1.6	168,356	29,262
SGS	0.5	4,874	9,469
Sulzer	0.5	57,129	8,109
Zurich Financial Services	0.6	43,152	11,582
Other Securities	2.2		41,467

			159,468

Taiwan — 0.1%
Other Securities	0.1		1,694

Thailand — 0.4%
Other Securities	0.4		6,657

United Kingdom — 18.2%
AstraZeneca	0.6	234,656	10,419
BG Group	0.7	544,934	12,607
BP	0.6	1,341,490	9,914
British American Tobacco	0.8	270,212	13,602
GlaxoSmithKline	0.6	467,707	10,436
HSBC Holdings	0.5	1,072,170	9,504
Petrofac	0.5	338,612	9,414
Rio Tinto	0.7	235,858	12,986
Rio Tinto ADR(A)	0.2	71,000	3,947
Tesco	0.9	3,148,362	16,600
Vodafone Group	1.2	7,891,581	21,712
Other Securities	10.9		198,389

			329,530

United States — 0.7%
Other Securities	0.7		12,327

Total Common Stock (Cost $1,702,948) ($ Thousands)			1,741,622

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands) (1)		Market Value ($ Thousands)

PREFERRED STOCK — 0.2%

Germany — 0.2%
Other Securities	0.2%			$4,189

Total Preferred Stock (Cost $3,808) ($ Thousands)				4,189

U.S. TREASURY OBLIGATIONS — 0.3%
Other Securities	0.3			5,267

Total U.S. Treasury Obligations (Cost $5,268) ($ Thousands)				5,267

RIGHTS — 0.0%

Australia — 0.0%
Other Securities	0.0			5

Total Rights (Cost $0) ($ Thousands)				5

AFFILIATED PARTNERSHIP — 2.1%

United States — 2.1%
SEI Liquidity Fund, L.P. 0.180%*† (B)	2.1		40,189,727	38,488

Total Affiliated Partnership (Cost $40,190) ($ Thousands)				38,488

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%*†	1.1		19,980,834	19,981

Total Cash Equivalent (Cost $19,981) ($ Thousands)				19,981

TIME DEPOSITS — 2.1%

United States — 2.1%
Brown Brothers Harriman
4.500%, 04/02/12		ZAR	802	104
3.587%, 04/02/12		AUD	74	76
1.650%, 04/02/12		NZD	1	1
0.797%, 04/02/12		SEK	9	1
0.550%, 04/02/12		NOK	714	125
0.234%, 04/02/12		CAD	2	2
0.056%, 04/02/12		GBP	687	1,098
0.050%, 04/02/12		EUR	327	435
0.030%, 04/02/12			34,675	34,675
0.020%, 04/02/12		DKK	38	7
0.010%, 04/02/12		JPY	55,270	672
0.010%, 04/02/12		SGD	6	4

Description	Face Amount ($ Thousands)(1)		Market Value ($ Thousands)

0.005%, 04/02/12	CHF	663	$734
0.005%, 04/02/12	HKD	2,578	332

Total Time Deposits (Cost $38,266) ($ Thousands)			38,266

Total Investments — 101.8% (Cost $1,810,461) ($ Thousands)††			$1,847,818

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	262	Jun-2012	$(223)
FTSE 100 Index	81	Jun-2012	(192)
Hang Seng Index	9	May-2012	(27)
SPI 200 Index	23	Jun-2012	25
Topix Index	57	Jun-2012	182

			$(235)

For the six months ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,814,615 ($ Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2012.

†	Investment in Affiliated Security (See Note 4).

(1)	In U.S. Dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $39,000 ($ Thousands) (See Note 8).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2012 was $38,488 ($ Thousands).

††	The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

ADR — American Depository Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

NOK — Norwegian krone

NZD — New Zealand Dollar

SEK — Swedish Krone

SGD — Singapore Dollar

SPI — Share Price Index

ZAR — South African Rand

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)

March 31, 2012

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,741,268	$—	$354	$1,741,622
Preferred Stock	4,189	—	—	4,189
U.S. Treasury Obligations	—	5,267	—	5,267
Rights	5	—	—	5
Affiliated Partnership	—	38,488	—	38,488
Cash Equivalent	19,981	—	—	19,981
Time Deposits	—	38,266	—	38,266

Total Investments in Securities	$1,765,443	$82,021	$354	$1,847,818

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(235)	$—	$—	$(235)

Total Other Financial Instruments	$(235)	$—	$—	$(235)

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Transfers into Level 3	354
Transfers out of Level 3	—

Ending balance as of March 31, 2012	$354

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

For the six months ended March 31, 2012, these were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (See Note 2).

For the six months ended March 31, 2012, there were transfers from Level 2 into Level 3 common stock. The primary reason for changes in the classifications between Level 2 and Level 3 occurs when trading of such securities are halted on the primary exchange on which they are traded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.3%

Argentina — 0.3%
Other Securities	0.3%		$2,709

Brazil — 10.0%
Banco Bradesco ADR	0.6	326,318	5,711
Banco Santander Brasil ADR	0.4	377,204	3,459
Cia Hering	0.4	147,825	3,821
Gerdau ADR	0.7	672,261	6,474
Petroleo Brasileiro	0.1	75,522	1,001
Petroleo Brasileiro ADR	1.0	321,115	8,529
Vale	0.2	60,431	1,412
Vale ADR, Cl B	0.8	287,365	6,704
Other Securities	5.8		52,273

			89,384

Canada — 0.9%
Pacific Rubiales Energy	0.4	127,379	3,714
Other Securities	0.5		4,013

			7,727

Chile — 0.5%
Other Securities	0.5		4,001

China — 11.9%
Agricultural Bank of China	0.4	8,479,432	3,637
China Coal Energy	0.1	912,000	1,023
China Construction Bank	0.9	10,605,807	8,196
China Life Insurance	0.2	648,000	1,682
China Petroleum & Chemical ADR (A)	0.2	19,974	2,172
China Railway Construction	0.0	606,000	377
China Railway Group	0.1	1,655,000	531
China Shenhua Energy	0.1	269,003	1,135
Daphne International Holdings	0.5	3,472,800	4,759

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Dongfeng Motor Group	0.1%	720,120	$1,300
Foxconn International Holdings*	0.5	5,600,000	3,989
Industrial & Commercial Bank of China	0.9	12,651,912	8,164
PetroChina	0.5	2,850,119	4,031
PetroChina ADR	0.4	26,292	3,695
Zhejiang Expressway	0.1	1,012,000	756
Other Securities	6.9		60,858

			106,305

Colombia — 0.7%
Other Securities	0.7		5,828

Cyprus — 0.4%
Other Securities	0.4		3,895

Czech Republic — 0.2%
Other Securities	0.2		1,722

Egypt — 0.1%
Other Securities	0.1		1,007

Guernsey — 0.1%
Other Securities	0.1		1,066

Hong Kong — 6.2%
China Mobile	1.1	894,934	9,850
China Mobile ADR	0.4	59,940	3,301
China Resources Enterprise	0.1	167,353	584
China Resources Gas Group	0.4	1,817,276	3,478
China Resources Power Holdings	0.1	631,339	1,169
China State Construction International Holdings	0.4	3,612,584	3,364
China Unicom Hong Kong ADR	0.3	157,890	2,653
CNOOC	0.3	1,218,948	2,506
Cosco International Holdings	0.0	208,805	90
Dah Chong Hong Holdings	0.1	1,033,200	1,097
Vinda International Holdings	0.5	3,083,276	4,765
Other Securities	2.5		22,029

			54,886

Hungary — 0.1%
Other Securities	0.1		719

India — 5.8%
Cairn India*	0.5	627,671	4,114
ICICI Bank ADR	0.4	110,264	3,845
Other Securities	4.9		43,842

			51,801

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Indonesia — 2.5%
Bank Rakyat Indonesia Persero	0.6%	6,521,515	$4,957
United Tractors	0.4	1,028,071	3,710
Vale Indonesia	0.0	571,500	211
Other Securities	1.5		13,719

			22,597

Ireland — 0.1%
Other Securities	0.1		1,159

Israel — 0.3%
Other Securities	0.3		2,758

Kazakhstan — 0.3%
Other Securities	0.3		2,547

Macau — 0.2%
Other Securities	0.2		1,713

Malaysia — 1.8%
Other Securities	1.8		16,007

Mexico — 4.0%
Fomento Economico Mexicano ADR	0.4	41,662	3,428
Grupo Financiero Banorte, Cl O	0.5	992,407	4,406
Other Securities	3.1		27,488

			35,322

Netherlands — 0.3%
Other Securities	0.3		2,387

Peru — 0.4%
Other Securities	0.4		3,946

Philippines — 0.8%
Other Securities	0.8		7,472

Poland — 0.7%
Other Securities	0.7		6,529

Russia — 7.2%
Gazprom ADR	1.2	870,145	10,764
Lukoil ADR	0.9	134,591	8,183
Magnit GDR	0.5	147,305	4,293
Rosneft Oil GDR (B)	0.4	471,845	3,342
Sberbank of Russia ADR	1.4	944,448	12,453
VTB Bank GDR	0.4	823,986	3,716
Other Securities	2.4		21,134

			63,885

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Singapore — 0.4%
Other Securities	0.4%		$3,067

South Africa — 6.2%
ABSA Group	0.4	181,321	3,686
Barloworld	0.5	360,239	4,693
Exxaro Resources	0.6	206,483	5,331
MTN Group	0.4	201,445	3,544
Standard Bank Group	0.8	484,944	7,037
Other Securities	3.5		31,183

			55,474

South Korea — 12.7%
Hyundai Motor	0.6	24,602	5,059
Samsung Electronics	3.6	28,670	32,262
Shinhan Financial Group	0.5	109,415	4,225
SK Telecom ADR	0.5	300,599	4,181
Other Securities	7.5		67,276

			113,003

Taiwan — 8.4%
Hon Hai Precision Industry	1.1	2,567,384	9,960
Taiwan Semiconductor Manufacturing	0.5	1,592,027	4,580
Taiwan Semiconductor Manufacturing ADR	0.7	389,477	5,951
Tripod Technology	0.4	1,079,802	3,622
Other Securities	5.7		50,750

			74,863

Thailand — 2.4%
Other Securities	2.4		21,299

Turkey — 2.0%
Turkiye Garanti Bankasi	0.4	863,124	3,418
Other Securities	1.6		14,695

			18,113

United Arab Emirates — 0.2%
Other Securities	0.2		1,962

United Kingdom — 1.2%
Other Securities	1.2		10,378

United States — 1.0%
Avon Products	0.5	230,900	4,470
Other Securities	0.5		4,605

			9,075

Total Common Stock (Cost $764,021) ($ Thousands)			804,606

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 4.6%

Brazil — 4.6%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	0.4%	70,712	$3,367
Cia de Bebidas das Americas ADR	0.4	89,843	3,712
Petroleo Brasileiro ADR, Cl A	0.9	324,002	8,281
Petroleo Brasileiro, Cl Preference	0.3	201,116	2,563
Vale, Cl A	0.3	126,004	2,853
Vale ADR, Cl B	0.5	199,975	4,537
Other Securities	1.8		15,544

Total Preferred Stock (Cost $36,380) ($ Thousands)			40,857

EXCHANGE TRADED FUNDS — 1.6%

United States — 1.6%
iShares MSCI Emerging Markets Index Fund	1.5	319	13,702
Other Securities	0.1		865

Total Exchange Traded Funds (Cost $13,326) ($ Thousands)			14,567

RIGHTS — 0.0%

South Africa — 0.0%
Other Securities	0.0		142

Total Rights (Cost $—) ($ Thousands)			142

DEBENTURE BOND — 0.0%

Materials — 0.0%
Vale, Ser 1997 0.000%, 09/30/49 (B)	0.0	8	—

Total Debenture Bond (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 0.5%

United States — 0.5%
SEI Liquidity Fund, L.P. 0.180**† (C)	0.5	5,318,175	4,489

Total Affiliated Partnership (Cost $5,318) ($ Thousands)			4,489

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%,**†	0.8	7,029,149	7,029

Total Cash Equivalent (Cost $7,029) ($ Thousands)			7,029

Description	Percentage of Net Assets (%)		Face Amount (Thousands) (1)	Market Value ($ Thousands)

TIME DEPOSITS — 1.8%

United States — 1.8%
Brown Brothers Harriman
4.500%, 04/02/12		ZAR	2,148	$280
0.056%, 04/02/12		GBP	5	8
0.030%, 04/02/12			15,823	15,823
0.010%, 04/02/12		SGD	2	2
0.005%, 04/02/12		HKD	248	32

Total Time Deposits (Cost $16,145) ($ Thousands)				16,145

Total Investments — 99.6% (Cost $842,219)($ Thousands)††				$887,835

Percentages are based on a Net Assets of $891,587 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2012.

†	Investment in Affiliated Security (See Note 4).

(1)	In U.S. Dollars unless otherwise indicated.

(A)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $5,079 ($ Thousands) (See Note 8).

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2012.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2012 was $4,489 ($ Thousands).

††	The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

ADR — American Depositary Receipt

Cl — Class

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

Ser — Series

SGD — Singapore Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$803,836	$—	$770	$804,606
Preferred Stock	40,857	—	—	40,857
Exchange Traded Funds	14,567	—	—	14,567
Rights	142	—	—	142
Debenture Bond	—	—	—	—
Affiliated Partnership	—	4,489	—	4,489
Cash Equivalent	7,029	—	—	7,029
Time Deposits	—	16,145	—	16,145

Total Investments in Securities	$866,431	$20,634	$770	$887,835

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

March 31, 2012

Common Stock
Beginning balance as of October 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Transfer into Level 3	770
Transfer out of Level 3	—

Ending balance as of March 31, 2012	$770

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	—

For the six months ended March 31, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (See Note 2).

For the six months ended March 31, 2012, there were transfers between Level 2 and into Level 3 assets and liabilities. The primary reason for changes in the classifications between Level 2 and Level 3 occurs when trading of such securities are halted on the primary exchange on which they are traded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS — 90.8%

Australia — 2.0%
Other Securities	2.0%		$9,837

Austria — 0.5%
Republic of Austria 3.200%, 02/20/17	0.4	1,405	2,002
Other Securities	0.1		514

			2,516

Belgium — 0.9%
Other Securities	0.9		4,234

Brazil — 0.2%
Other Securities	0.2		923

Canada — 4.7%
Government of Canada
5.750%, 06/01/33	0.4	1,300	1,954
5.000%, 06/01/37	0.4	1,300	1,849
4.250%, 06/01/18	0.2	715	820
4.000%, 06/01/17	0.7	3,020	3,375
3.500%, 06/01/20	1.2	5,280	5,871
3.250%, 06/01/21	0.5	2,230	2,441
Other Securities	1.3		6,609

			22,919

Czech Republic — 0.4%
Other Securities	0.4		2,192

Denmark — 1.8%
DONG Energy MTN
6.500%, 05/07/19	0.1	245	403
Kingdom of Denmark
4.500%, 11/15/39	0.1	1,300	329
4.000%, 11/15/17	0.3	7,315	1,520
4.000%, 11/15/12	0.2	5,416	992

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)		Market Value ($ Thousands)

3.125%, 03/17/14	0.1%	EUR	500	$698
3.000%, 11/15/21	0.4		8,650	1,709
Other Securities	0.6			2,973

				8,624

Finland — 0.7%
Government of Finland
3.500%, 04/15/21	0.4		1,290	1,892
Other Securities	0.3			1,496

				3,388

France — 8.2%
EDF
6.500%, 01/26/19 (A)	0.1		250	292
5.500%, 10/17/41	0.0		100	163
5.500%, 10/17/41	0.1		300	479
4.125%, 03/25/27	0.0		100	136
4.000%, 11/12/25	0.0		150	205
Government of France
5.000%, 10/25/16	0.5		1,460	2,237
4.750%, 10/25/12	0.7		2,500	3,413
4.750%, 04/25/35	0.0		60	94
4.500%, 04/25/41	0.6		1,825	2,790
4.000%, 04/25/13	0.1		400	554
3.500%, 04/25/20	0.2		580	823
3.250%, 10/25/21	0.6		1,990	2,746
3.000%, 10/25/15	1.2		4,175	5,892
3.000%, 04/25/22	1.7		6,250	8,390
Other Securities	2.4			11,327

				39,541

Germany — 12.7%
Bundesobligation, Ser 159
2.000%, 02/26/16	0.2		595	837
Bundesobligation, Ser 161
1.250%, 10/14/16	0.1		200	273
Bundesrepublik Deutschland
3.250%, 07/04/21	1.3		4,075	6,136
3.000%, 07/04/20	0.7		2,235	3,316
2.500%, 01/04/21	0.5		1,532	2,184
2.000%, 01/04/22	0.2		750	1,016
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/31	0.1		340	652
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/34	0.5		1,275	2,332
Bundesrepublik Deutschland, Ser 04
3.750%, 01/04/15	0.0		25	36
Bundesrepublik Deutschland, Ser 05
3.500%, 01/04/16	0.6		2,060	3,047

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2012

Description	Percentage of Net Assets (%)		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/40	0.7%		1,680	$3,256
4.250%, 07/04/18	0.0		125	198
Bundesrepublik Deutschland, Ser 09
3.250%, 01/04/20	0.1		360	543
Bundesschatzanweisungen
1.750%, 06/14/13	3.2		11,400	15,469
1.000%, 12/14/12	0.7		2,550	3,417
0.250%, 12/13/13	1.7		6,350	8,465
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/20	0.4		1,214	1,890

Kreditanstalt fuer Wiederaufbau MTN
4.750%, 08/12/15	0.2		6,000	970
4.375%, 10/11/13	0.3		1,050	1,481
3.875%, 01/21/19	0.2		575	862
3.375%, 08/30/17	0.1	CHF	370	468
1.375%, 02/21/17	0.2		580	772
Landwirtschaftliche Rentenbank
3.750%, 02/11/16	0.0		49	71
3.250%, 03/12/14	0.1		375	524
Other Securities	0.6			3,251

				61,466

Ireland — 0.5%
Other Securities	0.5			2,239

Italy — 4.2%
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/27	0.1		500	718
6.000%, 05/01/31	0.1		500	679
5.000%, 09/01/40	0.4		1,755	2,060
4.750%, 09/01/21	0.9		3,250	4,246
4.500%, 03/01/19	0.1		400	531
4.250%, 02/01/15	0.7		2,325	3,173
4.250%, 10/15/12	0.2		585	789
4.000%, 09/01/20	0.4		1,655	2,089
3.750%, 03/01/21	0.1		480	587
3.500%, 06/01/14	0.3		1,150	1,545
Other Securities	0.9			3,932

				20,349

Japan — 21.5%
Government of Japan 5 Year Bond, Ser 79
0.700%, 12/20/13	1.1		447,300	5,489
Government of Japan 5 Year Bond, Ser 95
0.600%, 03/20/16	0.8		313,950	3,868

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Government of Japan 10 Year Bond, Ser 256
1.400%, 12/20/13	0.2%	85,000	$1,056
Government of Japan 10 Year Bond, Ser 275
1.400%, 12/20/15	1.7	626,600	7,944
Government of Japan 10 Year Bond, Ser 284
1.700%, 12/20/16	1.6	600,000	7,769
Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/17	3.4	1,277,950	16,635
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/18	1.0	369,400	4,710
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/19	0.6	235,300	3,034
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/20	2.7	1,016,000	12,862
Government of Japan 10 Year Bond, Ser 316
1.100%, 06/20/21	0.4	160,000	1,976
Government of Japan 20 Year Bond
2.200%, 09/20/28	0.2	67,150	888
2.000%, 03/21/22	0.6	200,000	2,662
1.400%, 12/20/22	0.2	90,000	1,130
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/20	1.8	614,450	8,504
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/27	1.5	538,250	7,040
Government of Japan 20 Year Bond, Ser 109
1.900%, 03/20/29	0.1	39,000	494
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/29	2.4	910,000	11,808
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/38	0.3	103,250	1,388
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/39	0.5	195,900	2,584
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/40	0.3	117,000	1,446
Other Securities	0.1		908

			104,195

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Jersey — 0.2%
Other Securities	0.2%		$891

Lithuania — 0.1%
Other Securities	0.1		432

Malaysia — 0.5%
Other Securities	0.5		2,349

Mexico — 0.4%
Other Securities	0.4		2,123

Netherlands — 4.3%
ABN Amro Bank MTN
4.875%, 01/16/19	0.1	200	327
3.750%, 07/15/14	0.2	750	1,056
Cooperatieve Centrale Raiffeisen-Boerenleenbank MTN
4.000%, 01/11/22	0.6	2,060	2,848
Government of Netherlands
4.500%, 07/15/17	0.2	760	1,169
4.000%, 07/15/18	0.3	1,025	1,554
4.000%, 01/15/37	0.2	655	1,066
3.500%, 07/15/20	0.2	485	716
3.250%, 07/15/15	0.2	520	747
Other Securities	2.3		11,708

			21,191

New Zealand — 0.4%
Government of New Zealand
6.000%, 12/15/17	0.4	2,380	2,184

Norway — 0.7%
Other Securities	0.7		3,340

Poland — 0.2%
Other Securities	0.2		1,303

Qatar — 0.1%
Other Securities	0.1		407

Russia — 0.3%
Other Securities	0.3		1,569

Singapore — 0.4%
Other Securities	0.4		2,030

South Africa — 1.1%
Republic of South Africa, Ser R203
8.250%, 09/15/17	1.1	39,605	5,375

South Korea — 0.5%
Other Securities	0.5		2,441

Description	Percentage of Net Assets (%)		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Spain — 2.2%
Banco Santander
4.625%, 01/20/16	0.1%		300	$416
3.250%, 02/17/15	0.1		200	267
Government of Spain
5.850%, 01/31/22	0.2		710	976
5.500%, 04/30/21	0.5		1,770	2,387
4.750%, 07/30/14	0.3		925	1,284
4.700%, 07/30/41	0.2		995	1,075
4.600%, 07/30/19	0.1		155	203
4.000%, 04/30/20	0.0		150	186
3.300%, 10/31/14	0.1		475	642
Instituto de Credito Oficial MTN
2.375%, 03/04/13 (A)	0.0	USD	200	198
Santander Issuances, Ser 24
7.300%, 07/27/19 (B)	0.1	GBP	400	579
Other Securities	0.5			2,774

				10,987

Supra-National — 0.9%
Other Securities	0.9			4,229

Sweden — 1.9%
Other Securities	1.1			9,069

Switzerland — 1.2%
Other Securities	1.2			5,754

United Arab Emirates — 0.1%
Other Securities	0.1			756

United Kingdom — 11.5%
Abbey National Treasury Services MTN
5.500%, 06/18/14	0.3		775	1,283
5.250%, 02/16/29	0.2		450	757
4.250%, 04/12/21	0.1	EUR	350	493
3.625%, 09/08/16	0.1		300	420
Eastern Power Networks MTN
6.000%, 11/12/36	0.1		160	296
Royal Bank of Scotland
6.125%, 01/11/21	0.1		310	332
5.750%, 05/21/14	0.2		600	845
5.125%, 01/13/24	0.1		400	684
United Kingdom Gilt
4.500%, 12/07/42	0.1		335	651
4.250%, 12/07/49	0.0		25	47
4.250%, 12/07/55	0.1		175	334
0.125%, 03/22/29	0.1		200	333
United Kingdom Treasury
5.000%, 03/07/25	0.1		150	304
4.750%, 12/07/30	0.7		1,825	3,609
4.750%, 12/07/38	0.5		1,115	2,238

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2012

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)		Market Value ($ Thousands)

4.250%, 03/07/36	0.2%		550	$1,019
4.250%, 09/07/39	0.3		885	1,641
4.250%, 12/07/40	0.0		50	93
4.000%, 03/07/22	0.7		1,920	3,558
2.500%, 07/26/16	0.4		320	1,762
2.250%, 03/07/14	0.3		795	1,315
2.000%, 01/22/16	0.6		1,750	2,923
1.750%, 01/22/17	0.5		1,485	2,454
United Kingdom Treasury, Ser 2002
5.000%, 09/07/14	0.1		200	355
Other Securities	5.6			27,524

				55,270

United States — 5.5%
BA Covered Bond Issuer MTN
4.125%, 04/05/12	0.9	EUR	3,100	4,128
Bank of America, Ser E MTN
5.125%, 09/26/14	0.5		1,700	2,373
Citigroup MTN
5.875%, 01/30/42	0.0		75	78
4.500%, 01/14/22	0.0		110	110
4.450%, 01/10/17	0.2		800	838
4.250%, 02/25/30 (B)	0.3	EUR	1,400	1,492
4.000%, 11/26/15	0.1		230	316
Other Securities	6.3			17,594

				26,927

Total Global Bonds (Cost $427,580) ($ Thousands)				441,052

MORTGAGE-BACKED SECURITIES — 3.9%

Agency Mortgage-Backed Obligation — 0.0%
FHLMC
1.758%, 08/25/16			335	20

Non-Agency Mortgage-Backed Obligation — 3.9%
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.698%, 12/10/49 (B)	0.3		1,140	1,300
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.074%, 12/10/49 (B)	0.1		405	469
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
4.288%, 05/25/35 (B)	0.2		1,019	906
Fosse Master Issuer, Ser 2011-1X, Cl A3
2.490%, 10/18/54 (B)	0.1		300	479
Other Securities	3.2			15,502

				18,656

Total Mortgage-Backed Securities (Cost $18,506) ($ Thousands)				18,676

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 2.8%

United States — 2.8%
Other Securities	2.7%			$13,035

Total Corporate Obligations (Cost $12,320) ($ Thousands)				13,035

U.S. TREASURY OBLIGATIONS — 0.1%
Other Securities	0.1			447

Total U.S. Treasury Obligations (Cost $408) ($ Thousands)				447

ASSET-BACKED SECURITIES — 0.1%

Automotive — 0.0%
Santander Consumer Finance, Ser 2007-1, Cl A
1.567%, 09/20/22 (C)	0.0		57	75
Other Securities	0.0			234

				309

Other Asset-Backed Securities — 0.1%
Other Securities	0.1			289

Total Asset-Backed Securities (Cost $616) ($ Thousands)				598

MUNICIPAL BOND — 0.0%
Other Securities	0.0			49

Total Municipal Bonds (Cost $45) ($ Thousands)				49

TIME DEPOSITS — 2.1%

United States — 2.1%
Brown Brothers Harriman
4.500%, 04/02/12		ZAR	—	—
3.587%, 04/02/12		AUD	63	65
1.650%, 04/02/12		NZD	22	18
0.797%, 04/02/12		SEK	108	16
0.550%, 04/02/12		NOK	120	21
0.234%, 04/02/12		CAD	32	32
0.056%, 04/02/12		GBP	30	48
0.050%, 04/02/12		EUR	288	383
0.030%, 04/02/12			9,357	9,357
0.020%, 04/02/12		DKK	4	1
0.010%, 04/02/12		JPY	19,344	235
0.010%, 04/02/12		SGD	21	17
0.005%, 04/02/12		CHF	—	—

Total Time Deposits (Cost $10,193) ($ Thousands)				10,193

Total Investments — 99.8% (Cost $469,688) ($ Thousands)††				$484,049

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contracts	Number of Contract Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Australian 3-Year Bond	32	Jun-2012	$9
Canadian 10-Year Bond	4	Jun-2012	(2)
Euro-Bobl	72	Jun-2012	19
Euro-BTP	(1)	Jun-2012	—
Euro-Bund	47	Jun-2012	1
Euro-Buxl 30 Year Bond	6	Jun-2012	16
Japanese 10-Year Bond	7	Jun-2012	(35)
Long Gilt 10-Year Bond	9	Jun-2012	(18)
U.S. 10-Year Treasury Note	(122)	Jun-2012	202
U.S. 2-Year Treasury Note	(33)	Jun-2012	3
U.S. 5-Year Treasury Note	(179)	Jun-2012	80
U.S. Long Treasury Bond	(14)	Jun-2012	24
U.S. Ultra Long Treasury Bond	(5)	Jun-2012	35

			$334

For the six months ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following are the outstanding forward foreign currency contracts held by the Fund at March 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/3/12-4/4/12	USD	2,415	CAD	2,388	$(26)
4/3/12-5/15/12	CAD	40,638	USD	40,928	279
4/4/12-4/27/12	USD	1,842	JPY	151,779	3
4/4/12-5/2/12	MXP	32,578	USD	2,539	1
4/4/12-5/2/12	USD	3,481	PLN	10,880	2
4/4/12-5/10/12	EUR	241,482	USD	322,154	576
4/4/12-5/10/12	GBP	48,108	USD	76,851	7
4/4/12-5/10/12	USD	8,094	EUR	6,116	51
4/4/12-5/11/12	JPY	11,532,776	USD	140,232	41
4/4/12-5/23/12	SEK	52,975	USD	7,879	(98)
4/19/12	AUD	1,107	NZD	1,418	16
4/19/12	USD	1,081	AUD	1,030	(16)
4/19/12-4/27/12	AUD	3,335	USD	3,489	44
4/20/12-4/27/12	USD	1,082	KRW	1,224,934	(1)
4/24/12-4/27/12	NZD	2,804	USD	2,306	12
4/27/12	CHF	1,554	USD	1,714	(7)
4/27/12	CZK	12,966	USD	690	(5)
4/27/12	KRW	2,200,124	USD	1,933	(9)
4/27/12	MYR	3,550	USD	1,151	(7)
4/27/12	NOK	1,247	USD	217	(1)
4/27/12	PLN	2,111	USD	665	(10)
4/27/12	SGD	932	USD	741	—
4/27/12	USD	77	CHF	70	—
4/27/12	USD	79	GBP	50	1
4/27/12	USD	1,531	MXP	19,686	2
4/27/12	USD	160	NZD	195	(1)
4/27/12	USD	756	SGD	957	6
4/27/12-5/23/12	DKK	15,760	USD	2,818	(5)
4/27/12-5/23/12	USD	2,534	NOK	14,500	5
4/30/12	USD	738	INR	38,102	6
5/14/12	ZAR	22,846	USD	2,934	(28)

					$838

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(1,648)	1,620	$(28)
Barclays PLC	(93,820)	93,405	(415)
BNP Paribas	(247,911)	248,523	612
Brown Brothers Harriman	(121)	123	2
Chase Manhattan Bank	(1,418)	1,417	(1)
Citigroup	(52,839)	52,917	78
Credit Suisse First Boston	(4,869)	4,835	(34)
Deutsche Bank	(62,885)	63,424	539
Goldman Sachs	(2,517)	2,487	(30)
HSBC	(995)	997	2
JPMorgan Chase Bank	(24,084)	24,076	(8)
National Australia Bank	(25)	25	—
Northern Trust Brokerage	(2,168)	2,144	(24)
RBC	(8,758)	8,794	36
Royal Bank of Canada	(453)	450	(3)
Royal Bank of Scotland	(15,744)	15,764	20
Societe Generale	(23,497)	23,501	4
Standard Bank	(9,197)	9,188	(9)
State Street	(8,993)	8,991	(2)
UBS	(12,500)	12,493	(7)
Westpac Banking	(59,894)	60,000	106

			$838

For the six months ended March 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Concluded)

March 31, 2012

Outstanding swap agreements held by the Fund at March 31, 2012, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/19	GBP	2,500	$(528)
Deutsche Bank	1.93%	6-Month EURIBOR	04/03/19	EUR	4,200	—
Deutsche Bank	6-Month EURIBOR	4.17%	03/28/13	EUR	7,000	291
JPMorgan	6-Month JPY LIBOR	2.22%	03/26/27	JPY	750,000	915
Royal Bank of Scotland	6-Month EURIBOR	3.14%	08/04/21	EUR	1,450	188
JPMorgan	6-Month EURIBOR	4.38%	01/07/13	EUR	5,400	217
Merrill Lynch	3-Month Canadian Bankers Acceptance Rate	2.44%	03/01/22	CAD	2,000	(19)
UBS Warburg	Eurostat Eurozone	1.83%	11/25/19	EUR	1,350	(33)

						$1,031

For the six months ended March 31, 2012, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $484,982 ($ Thousands).

(1)	In local currency unless otherwise indicated

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2012.

(C)	Securities considered illiquid. The total market value of such securities as of March 31, 2012 was $2,385 ($ Thousands) and represented 0.5% of Net Assets.

††	The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

Cl — Class

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

GBP — British Pound Sterling

INR — India Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zlotty

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$441,051	$—	$441,051
Mortgage-Backed Securities	—	18,676	—	18,676
Corporate Obligations	—	13,035	—	13,035
U.S. Treasury Obligations	—	447	—	447
Asset-Backed Securities	—	598	—	598
Municipal Bond	—	49	—	49
Time Deposits	—	10,193	—	10,193

Total Investments in Securities	$—	$484,049	$—	$484,049

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$334	$—	$—	$334
Forwards Contracts*	—	838	—	838
Interest Rate Swaps*	—	1,031	—	1,031

Total Other Financial Instruments	$334	$1,869	$—	$2,203

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation on the instrument.

For the six months ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2012

Description	Percentage of Net Assets (%)		Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 92.8%

Argentina — 3.6%
Republic of Argentina
8.750%, 06/02/17	0.1%		730	$703
8.280%, 12/31/33	0.1		606	433
8.279%, 12/31/33	0.0	EUR	536	395
7.820%, 12/31/33	1.0	EUR	11,375	9,468
7.820%, 12/31/33	0.1	EUR	1,290	1,074
7.820%, 12/31/33 (A)	0.9		11,230	9,234
7.000%, 10/03/15	0.3	ARS	2,670	2,502
7.000%, 04/17/17	0.2		1,681	1,428
5.830%, 12/31/33 (A)	0.2	EUR	6,111	1,762
4.191%, 12/15/35 (A)	0.2		11,600	1,769
2.500%, 03/31/19 (B)	0.0		1,000	357
1.180%, 12/31/38 (A) (B)	0.0		2	—
0.467%, 08/03/12 (A)	0.1		6,705	829
0.044%, 12/15/35 (A) (C)	0.1		4,952	644
0.000%, 12/15/35 (A)	0.0		2	—
Other Securities	0.3			5,798

				36,396

Australia — 0.0%
Other Securities	0.0			175

Bahrain — 0.0%
Other Securities	0.0			248

Barbados — 0.3%
Other Securities	0.3			3,251

Belarus — 0.3%
Other Securities	0.3			3,342

Belize — 0.0%
Other Securities	0.0			168

Bosnia and Herzegovina — 0.1%
Other Securities	0.1			992

Description	Percentage of Net Assets (%)		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Brazil — 8.5%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (D)	0.2%		1,300	$1,529
5.500%, 07/12/20 (D)	0.1		400	446
Braskem Finance
7.375%, 10/04/49	0.0		300	302
Brazil Notas do Tesouro Nacional, Ser B
10.674%, 08/15/20	0.6	BRL	4,470	5,598
Brazil Notas Do Tesouro Nacional
10.000%, 01/01/17	0.5	BRL	8,750	4,672
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/14	1.0	BRL	18,904	10,415
10.000%, 01/01/21	0.6	BRL	11,054	5,666
CGM, CLN (Federal Republic of Brazil)
10.000%, 01/01/21	0.3		5,000	2,563
Federal Republic of Brazil
12.500%, 01/05/22	0.1	BRL	680	495
11.000%, 08/17/40	0.0		150	198
10.250%, 01/10/28	0.1	BRL	1,140	747
10.125%, 05/15/27	0.6		3,387	5,643
8.875%, 04/15/24	0.2		1,520	2,316
8.750%, 02/04/25	0.1		916	1,392
8.250%, 01/20/34	0.6		3,910	5,904
7.125%, 01/20/37	0.7		5,326	7,310
5.875%, 01/15/19	0.1		710	849
5.625%, 01/07/41	0.1		1,050	1,210
4.875%, 01/22/21	0.2		1,571	1,778
JP Morgan, CLN (Federal Republic of Brazil)
10.000%, 01/01/21	0.2		3,400	1,743
Other Securities	2.1			23,999

				84,775

Chile — 0.9%
Other Securities	0.9			8,975

China — 1.4%
Tencent Holdings
4.625%, 12/12/16	0.0		250	252
Other Securities	1.3			13,919

				14,171

Colombia — 4.6%
Bogota Distrio Capital
9.750%, 07/26/28 (D)	0.7	COP	9,020,000	6,766
Ecopetrol
7.625%, 07/23/19 (D)	0.1		500	616

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2012

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Empresa de Energia de Bogota
6.125%, 11/10/21	0.1%	925	$981
Republic of Colombia
11.750%, 02/25/20	0.3	1,595	2,540
10.375%, 01/28/33	0.1	330	556
8.125%, 05/21/24	0.3	2,150	3,048
7.375%, 01/27/17	0.3	2,775	3,434
7.375%, 03/18/19	0.5	3,770	4,837
7.375%, 09/18/37	1.4	10,100	14,165
6.125%, 01/18/41	0.4	3,404	4,170
4.375%, 07/12/21	0.2	2,198	2,390
Other Securities	0.2		2,833

			46,336

Croatia — 1.2%
Government of Croatia
6.750%, 11/05/19	0.2	2,283	2,292
6.625%, 07/14/20	0.0	150	149
6.625%, 07/14/20 (D)	0.2	2,068	2,047
6.375%, 03/24/21	0.1	400	384
6.375%, 03/24/21 (D)	0.6	6,446	6,188
Other Securities	0.1		1,157

			12,217

Czech Republic — 0.1%
Other Securities	0.1		876

Dominican Republic — 0.3%
Other Securities	0.3		2,614

Ecuador — 0.1%
Other Securities	0.1		558

Egypt — 0.2%
Other Securities	0.2		2,019

El Salvador — 0.7%
Other Securities	0.7		7,379

Gabon — 0.0%
Other Securities	0.0		122

Georgia — 0.2%
Other Securities	0.2		1,481

Germany — 0.2%
Deutsche Bank, CLN (Government of Germany)	0.2		1,708

Ghana — 0.3%
Other Securities	0.3		2,458

Hong Kong — 0.5%
Other Securities	0.5		4,289

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Hungary — 0.8%
Other Securities	0.8%		$8,453

India — 0.3%
Other Securities	0.3		2,772

Indonesia — 4.5%
Indosat Palapa
7.375%, 07/29/20 (D)	0.1	452	497
Majapahit Holding
8.000%, 08/07/19	0.0	160	194
8.000%, 08/07/19 (D)	0.1	500	605
7.875%, 06/29/37 (D) (E)	0.0	355	445
7.750%, 10/17/16	0.1	750	868
7.750%, 01/20/20	0.1	400	482
7.750%, 01/20/20 (D)	0.0	250	301
Pertamina Persero
6.500%, 05/27/41 (D)	0.0	380	410
5.250%, 05/23/21 (D)	0.1	500	526
Perusahaan Listrik Negara
5.500%, 11/22/21 (D)	0.2	1,435	1,503
Republic of Indonesia
11.625%, 03/04/19	0.0	300	447
11.625%, 03/04/19	0.9	5,726	8,532
11.625%, 03/04/19 (D)	0.3	1,825	2,719
10.375%, 05/04/14	0.1	450	524
8.500%, 10/12/35	0.6	4,050	6,014
8.500%, 10/12/35	0.0	300	446
7.750%, 01/17/38	0.7	5,347	7,406
7.500%, 01/15/16	0.1	1,150	1,346
6.875%, 01/17/18	0.2	1,750	2,087
6.875%, 01/17/18 (D)	0.1	900	1,073
6.750%, 03/10/14	0.0	350	380
6.625%, 02/17/37	0.0	300	370
6.625%, 02/17/37	0.1	900	1,109
5.875%, 03/13/20 (D)	0.1	1,054	1,209
4.875%, 05/05/21 (D)	0.2	1,700	1,842
Other Securities	0.4		4,344

			45,679

Iraq — 1.3%
Republic of Iraq
5.800%, 01/15/28	1.3	15,292	12,884

Israel — 0.1%
Other Securities	0.1		515

Ivory Coast — 0.7%
Government of Ivory Coast
3.750%, 12/31/32 (F)	0.7	10,993	6,898

Jamaica — 0.4%
Other Securities	0.3		4,279

16	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Percentage of Net Assets (%)		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Jordan — 0.1%
Other Securities	0.1%			$1,392

Kazakhstan — 4.3%
BTA Bank
10.750%, 07/01/18 (D) (F)	0.0		1,202	258
10.750%, 07/01/18 (F)	0.1		3,634	781
0.001%, 07/01/20 (D) (G)	0.0		2,492	174
Development Bank of Kazakhstan
5.500%, 12/20/15 (D)	0.0		450	482
Kazatomprom Natsionalnaya Atomnaya Kompaniya
6.250%, 05/20/15	0.1		450	487
KazMunayGas National MTN
11.750%, 01/23/15	0.4		2,974	3,629
11.750%, 01/23/15 (D)	0.3		2,673	3,262
9.125%, 07/02/18	0.1		1,129	1,407
9.125%, 07/02/18 (D)	0.3		2,210	2,753
8.375%, 07/02/13	0.5		4,640	4,943
7.000%, 05/05/20	0.2		1,940	2,206
7.000%, 05/05/20 (D)	0.2		1,626	1,849
6.375%, 04/09/20 (D)	0.5		4,269	4,715
6.375%, 04/09/21	0.2		1,750	1,933
Republic of Kazakhstan
6.375%, 10/06/20 (D)	0.2	EUR	1,400	1,550
Other Securities	1.2			12,777

				43,206

Kuwait — 0.1%
Other Securities	0.1			1,442

Latvia — 0.1%
Other Securities	0.1			492

Lebanon — 0.5%
Other Securities	0.5			4,689

Lithuania — 1.9%
Republic of Lithuania
7.375%, 02/11/20	0.2		1,824	2,134
7.375%, 02/11/20 (D)	0.1		1,100	1,287
6.750%, 01/15/15 (D)	0.1		1,186	1,281
6.625%, 02/01/22 (D)	0.5		4,018	4,450
6.125%, 03/09/21	0.6		5,080	5,435
6.125%, 03/09/21 (D)	0.3		3,039	3,252
5.125%, 09/14/17 (D)	0.1		1,025	1,066

				18,905

Malaysia — 2.0%
Petroliam Nasional
7.625%, 10/15/26	0.1		925	1,277
Petronas Capital
7.875%, 05/22/22	0.9		6,311	8,477

Description	Percentage of Net Assets (%)		Face Amount (1) (Thousands)	Market Value ($ Thousands)

5.250%, 08/12/19	0.1%		1,100	$1,226
5.250%, 08/12/19 (D)	0.8		6,740	7,513
Wakala Global Sukuk
4.646%, 07/06/21 (D)	0.1		900	974
Other Securities	0.0			600

				20,067

Mexico — 8.2%
Comision Federal de Electricidad
5.750%, 02/14/42 (D)	0.1		900	899
4.875%, 05/26/21 (D)	0.1		550	583
Deutsche Bank, CLN (Urbi Desarrollos Urbanos)
10.571%, 12/22/12	0.0		540	570
Mexican Bonos MTN
4.750%, 03/08/44	0.0		260	255
3.625%, 03/15/22	0.1		650	665
Mexican Bonos, Ser M
6.500%, 06/10/21	0.4	MXP	48,780	3,884
Mexican Bonos, Ser M20
8.500%, 05/31/29	0.5	MXP	55,600	4,970
7.750%, 05/29/31	0.5	MXP	60,500	4,985
Mexican Bonos, Ser M30
10.000%, 11/20/36	0.5	MXP	49,900	4,992
Pemex Finance
9.150%, 11/15/18	0.2		1,595	2,052
Pemex Project Funding Master Trust
6.625%, 06/15/35	0.3		2,546	2,902
5.750%, 03/01/18	0.2		2,055	2,312
Petroleos Mexicanos
8.000%, 05/03/19	0.1		700	885
6.500%, 06/02/41 (D)	0.0		442	497
6.500%, 06/02/41 (D)	0.1		750	844
6.000%, 03/05/20 (D)	0.0		300	341
4.875%, 01/24/22 (D)	0.1		600	630
United Mexican States MTN
8.300%, 08/15/31	0.6		3,865	5,759
6.050%, 01/11/40	0.5		4,360	5,276
5.950%, 03/19/19	0.2		1,300	1,559
5.750%, 10/12/10	0.6		6,134	6,303
5.625%, 01/15/17	0.2		1,442	1,668
5.125%, 01/15/20	0.2		1,700	1,951
United Mexican States, Ser A MTN
8.000%, 09/24/22	0.2		1,785	2,454
6.750%, 09/27/34	0.7		5,226	6,715
Other Securities	1.8			18,372

				82,323

Mongolia — 0.1%
Other Securities	0.1			776

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2012

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Morocco — 0.2%
Other Securities	0.2%		$1,860

Nigeria — 0.3%
Other Securities	0.3		3,272

Oman — 0.0%
Other Securities	0.0		112

Pakistan — 0.2%
Other Securities	0.2		1,873

Panama — 2.0%
Republic of Panama
9.375%, 01/16/23	0.1	560	778
9.375%, 04/01/29	0.7	4,141	6,632
8.875%, 09/30/27	0.2	1,650	2,525
8.125%, 04/28/34	0.2	1,409	1,944
7.250%, 03/15/15	0.1	620	718
7.125%, 01/29/26	0.0	325	434
6.700%, 01/26/36	0.7	5,098	6,704

			19,735

Peru — 1.7%
Republic of Peru
8.750%, 11/21/33	0.8	5,189	8,048
8.375%, 05/03/16	0.1	600	746
7.350%, 07/21/25	0.5	3,460	4,726
Other Securities	0.3		3,853

			17,373

Philippines — 3.6%
Power Sector Assets & Liabilities Management
7.390%, 12/02/24	0.1	500	633
Republic of Philippines
10.625%, 03/16/25	0.5	3,200	5,168
9.500%, 02/02/30	0.6	3,559	5,623
9.375%, 01/18/17	0.0	150	194
8.375%, 06/17/19	0.3	2,050	2,716
7.750%, 01/14/31	0.8	5,629	7,768
7.500%, 09/25/24	0.1	670	871
6.500%, 01/20/20	0.1	1,156	1,397
6.375%, 10/23/34	0.3	2,288	2,817
5.500%, 03/30/26	0.2	1,860	2,118
5.000%, 01/13/37	0.1	650	678
4.000%, 01/15/21	0.3	3,057	3,183
Other Securities	0.2		2,736

			35,902

Poland — 3.0%
Republic of Poland
6.375%, 07/15/19	1.1	9,506	11,051
5.125%, 04/21/21	0.3	2,669	2,850

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)

5.000%, 03/23/22	1.1%	10,701	$11,279
4.000%, 03/23/21	0.1	736	984
Other Securities	0.4		3,819

			29,983

Qatar — 2.0%
Qtel International Finance
7.875%, 06/10/19	0.2	2,020	2,480
6.500%, 06/10/14 (D)	0.0	200	219
5.000%, 10/19/25	0.0	270	273
5.000%, 10/19/25 (D)	0.1	637	645
4.750%, 02/16/21	0.1	840	868
4.750%, 02/16/21 (D)	0.0	457	472
State of Qatar
9.750%, 06/15/30	0.2	1,025	1,602
6.550%, 04/09/19	0.2	1,533	1,824
6.400%, 01/20/40	0.1	1,176	1,373
6.400%, 01/20/40 (D)	0.1	710	829
5.750%, 01/20/42 (D)	0.1	750	811
5.250%, 01/20/20	0.3	2,525	2,784
5.250%, 01/20/20 (D)	0.3	2,800	3,087
4.500%, 01/20/22 (D)	0.3	2,500	2,609
4.000%, 01/20/15 (D)	0.0	300	316

			20,192

Romania — 0.2%
Other Securities	0.2		1,639

Russia — 9.1%
AK Transneft Via TransCapitalInvest
8.700%, 08/07/18	0.0	100	123
ALROSA Finance
7.750%, 11/03/20	0.0	240	256
Russia, CLN (Russian Foreign Bond)
7.600%, 04/14/21	0.2	55,200	1,865
Russian Agricultural Bank Via RSHB Capital
7.750%, 05/29/18	0.1	650	736
Russian Foreign Bond – Eurobond
12.750%, 06/24/28	0.4	2,210	3,981
7.500%, 03/31/30	4.0	33,591	40,183
5.625%, 04/04/42 (D)	0.2	1,800	1,786
5.000%, 04/29/20	0.1	700	746
5.000%, 04/29/20 (D)	0.3	2,500	2,665
3.625%, 04/29/15	0.0	300	312
3.250%, 04/04/17 (D)	0.1	1,200	1,201
SCF Capital
5.375%, 10/27/17 (D)	0.2	2,510	2,397
TMK Capital
7.750%, 01/27/18	0.1	1,100	1,065
Vnesheconombank Via VEB Finance MTN
6.902%, 07/09/20	0.4	3,350	3,622
6.902%, 07/09/20 (D)	0.3	2,385	2,579

18	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

6.800%, 11/22/25	0.1%		1,300	$1,360
6.800%, 11/22/25 (D)	0.1		900	942
5.450%, 11/22/17 (D)	0.1		700	725
VTB Bank Via VTB Capital
6.875%, 05/29/18	0.1		700	739
6.551%, 10/13/20 (D)	0.1		960	958
6.250%, 06/30/35	0.0		381	398
Other Securities	2.2			22,312

				90,951

Saudi Arabia — 0.1%
Other Securities	0.1			1,446

Senegal — 0.2%
Other Securities	0.2			1,584

Serbia — 0.1%
Other Securities	0.1			1,264

Singapore — 0.2%
MMI International
8.000%, 03/01/17	0.0		250	259
Other Securities	0.2			1,726

				1,985

South Africa — 3.0%
Eskom Holdings
5.750%, 01/26/21 (D)	0.2		2,450	2,572
Republic of South Africa
8.500%, 06/23/17	0.1		860	1,066
8.000%, 12/21/18	0.1		11,040	1,462
6.875%, 05/27/19	0.4		3,197	3,848
6.750%, 03/31/21	0.2	ZAR	17,820	2,157
6.250%, 03/08/41	0.2		1,611	1,885
5.875%, 05/30/22	0.2		2,050	2,337
5.500%, 03/09/20	0.6		5,640	6,289
4.665%, 01/17/24	0.4		3,776	3,861
Transnet MTN
4.500%, 02/10/16 (D)	0.1		560	580
Other Securities	0.5			4,301

				30,358

South Korea — 0.2%
Other Securities	0.2			1,846

Sri Lanka — 0.2%
Other Securities	0.2			1,664

Supra-National — 0.1%
Other Securities	0.1			601

Trinidad & Tobago — 0.3%
Other Securities	0.3			3,386

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Tunisia — 0.0%
Other Securities	0.0%		$238

Turkey — 3.6%
Export Credit Bank of Turkey
5.375%, 11/04/16 (D)	0.1	850	859
Republic of Turkey
11.875%, 01/15/30	0.1	850	1,435
8.000%, 02/14/34	0.2	2,000	2,500
7.500%, 07/14/17	0.1	800	922
7.500%, 11/07/19	0.4	3,630	4,256
7.375%, 02/05/25	0.2	2,020	2,376
7.250%, 03/15/15	0.1	850	943
7.250%, 03/05/38	0.3	2,890	3,360
7.000%, 09/26/16	0.1	938	1,055
7.000%, 03/11/19	0.1	550	628
7.000%, 06/05/20	0.1	570	650
6.875%, 03/17/36	0.2	2,220	2,464
6.750%, 04/03/18	0.5	4,314	4,837
6.750%, 05/30/40	0.3	2,633	2,870
6.250%, 09/26/22	0.2	1,715	1,844
6.000%, 01/14/41	0.1	552	544
5.625%, 03/30/21	0.2	1,501	1,566
5.125%, 03/25/22	0.2	1,709	1,696
0.000%, 05/15/13 (G)	0.0	750	380
0.000%, 07/17/13 (G)	0.1	1,830	913
Other Securities	0.0		127

			36,225

Ukraine — 2.9%
Ferrexpo Finance
7.875%, 04/07/16	0.1	1,200	1,110
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17 (D)	0.1	550	468
Government of Ukraine
7.950%, 02/23/21	0.0	206	177
7.950%, 02/23/21 (D)	0.0	250	215
7.750%, 09/23/20	0.1	554	474
7.750%, 09/23/20 (D)	0.0	440	376
7.650%, 06/11/13	0.1	600	578
6.875%, 09/23/15	0.1	1,287	1,189
6.875%, 09/23/15 (C) (D)	0.1	1,472	1,360
6.750%, 11/14/17	0.1	1,350	1,181
6.580%, 11/21/16	0.1	1,600	1,384
6.580%, 11/21/16 (D)	0.0	440	381
6.385%, 06/26/12	0.1	500	498
6.250%, 06/17/16	0.0	312	271
6.250%, 06/17/16 (D)	0.1	1,343	1,168
National Naftogaz of Ukraine
9.500%, 09/30/14	0.6	6,600	6,386
Oschadbank Via SSB No.1
8.250%, 03/10/16	0.1	800	680

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2012

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

The EXIM of Ukraine Via Credit Suisse First Boston International
6.800%, 10/04/12	0.1%		750	$748
Ukreximbank Via Biz Finance
8.375%, 04/27/15	0.4		4,771	4,413
Other Securities	0.8			6,571

				29,628

United Arab Emirates — 3.3%
Jafz Sukuk
2.991%, 11/27/12 (A)	0.6	AED	22,400	5,849
Other Securities	2.6			26,548

				32,397

Uruguay — 1.5%
Republic of Uruguay PIK
7.875%, 01/15/33	0.3		1,789	2,495
Republic of Uruguay
9.250%, 05/17/17	0.0		218	289
8.000%, 11/18/22	0.9		6,607	9,101
7.625%, 03/21/36	0.2		1,754	2,434
6.875%, 09/28/25	0.1		567	731

				15,050

Venezuela — 5.6%
Petroleos de Venezuela
12.750%, 02/17/22	0.2		1,650	1,650
8.500%, 11/02/17	0.1		900	790
8.500%, 11/02/17	0.1		990	869
5.500%, 04/12/37	0.1		2,000	1,190
5.375%, 04/12/27	0.3		4,855	2,986
5.250%, 04/12/17	0.3		4,497	3,406
5.000%, 10/28/15	0.3		4,201	3,487
4.900%, 10/28/14	1.2		13,652	12,219
Republic of Venezuela
13.625%, 08/15/18	0.2		2,100	2,310
13.625%, 08/15/18	0.0		144	158
12.750%, 08/23/22	0.7		6,330	6,647
11.950%, 08/05/31	0.5		5,280	5,201
11.750%, 10/21/26	0.2		1,580	1,556
10.750%, 09/19/13	0.0		400	417
9.375%, 01/13/34	0.2		2,030	1,690
9.250%, 09/15/27	0.2		2,570	2,267
9.250%, 05/07/28	0.2		2,180	1,799
9.000%, 05/07/23	0.2		2,820	2,397
8.500%, 10/08/14	0.1		1,066	1,069
8.250%, 10/13/24	0.2		1,950	1,550
7.750%, 10/13/19	0.1		1,250	1,050
7.650%, 04/21/25	0.1		1,250	944
7.000%, 03/31/38	0.0		100	70
6.000%, 12/09/20	0.1		880	653

				56,375

Description	Percentage of Net Assets (%)	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Vietnam — 0.2%
Other Securities	0.2%			$2,130

Total Global Bonds (Cost $866,276) ($ Thousands)				928,391

LOAN PARTICIPATIONS — 1.8%
Connect International PIK
0.000%, 08/31/11 (E)	0.5		9,161	5,144
PT Bumi
15.000%, 01/18/13 (E)	0.1		568	557
Other Securities	1.2			11,576

Total Loan Participations (Cost $20,511) ($ Thousands)				17,277

CONVERTIBLE BONDS — 0.4%

India — 0.3%
Other Securities	0.3			3,420

United Arab Emirates — 0.1%
Other Securities	0.1			659

Total Convertible Bonds (Cost $3,555) ($ Thousands)				4,079

AFFILIATED PARTNERSHIP — 0.7%

United States — 0.7%
SEI Liquidity Fund, L.P. 0.180%*† (H)	0.7		7,503,134	7,219

Total Affiliated Partnership (Cost $7,503) ($ Thousands)				7,219

TIME DEPOSITS — 3.1%

United States — 3.1%
Brown Brothers Harriman
0.050%, 04/02/12		EUR	390	520
0.030%, 04/02/12			30,740	30,740

Total Time Deposits (Cost $31,260) ($ Thousands)				31,260

Total Investments — 98.8% (Cost $929,105) ($ Thousands)††				$988,226

20	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
Euro-Bund	(8)	Jun-2012	$—
Euro-Buxl 30 Year Bond	(11)	Jun-2012	(5)
U.S. 10-Year Treasury Note	(245)	Jun-2012	(122)
U.S. 10-Year Treasury Note	50	Jun-2012	(93)
U.S. Ultra Long Treasury Bond	(81)	Jun-2012	(69)

			$(289)

For the six months ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following are the outstanding forward foreign currency contracts held by the Fund at March 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/3/12	KRW	1,920,000	USD	1,693	$(2)
4/3/12-6/1/12	USD	2,643	KRW	3,000,000	4
4/3/12-6/20/12	USD	4,760	ILS	17,780	29
4/3/12-6/26/12	ILS	14,050	USD	3,770	(16)
4/3/12-7/3/12	BRL	59,004	USD	31,597	(621)
4/3/12-7/3/12	USD	28,590	BRL	50,853	(731)
4/4/12-4/30/12	EUR	38,308	USD	50,204	(810)
4/4/12-10/21/12	USD	3,604	EUR	2,701	(7)
4/12/12	PHP	73,000	USD	1,700	1
4/12/12	USD	1,667	PHP	73,000	32
4/13/12	HUF	622,000	EUR	2,070	(48)
4/13/12-4/30/12	INR	357,643	USD	7,059	61
4/13/12-4/30/12	USD	7,159	INR	357,643	(162)
4/18/12	EUR	1,322	PLN	5,600	33
4/18/12	IDR	15,200,000	USD	1,647	(13)

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/18/12	THB	52,000	USD	1,628	$(56)
4/18/12	USD	1,691	IDR	15,200,000	(31)
4/18/12	USD	1,713	THB	52,000	(29)
4/19/12-5/14/12	RUB	158,260	USD	5,372	24
4/19/12-6/8/12	USD	7,068	RUB	215,897	225
4/24/12	CZK	42,500	EUR	1,661	(67)
4/24/12	EUR	288	CZK	7,200	3
4/27/12	SGD	940	USD	750	3
4/27/12-6/27/12	USD	5,496	SGD	6,929	17
4/30/12	GBP	896	USD	1,404	(27)
4/30/12	USD	1,768	COP	3,200,000	9
5/2/12	COP	10,245,750	USD	5,700	14
5/3/12	USD	1,683	MYR	5,200	12
5/16/12	CNY	21,782	USD	3,438	(20)
5/16/12-12/3/12	USD	6,139	CNY	39,152	72
5/22/12	USD	65	ZAR	500	–
5/24/12	MXP	10,600	USD	832	9
5/24/12-5/29/12	USD	2,658	MXP	34,100	(9)

					$(2,101)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2012, is as follows:

CounterParty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(2,900)	2,793	$(107)
Barclays PLC	(52,358)	52,108	(250)
Boston Institutional Services	(8,519)	8,232	(287)
Citigroup	(60,054)	59,916	(138)
HSBC	(19,675)	18,924	(751)
JPMorgan Chase Bank	(38,210)	37,792	(418)
UBS	(20,462)	20,312	(150)

			$(2,101)

For the six months ended March 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The outstanding swap agreements held by the fund at March 31, 2012, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	Korea Treasury Bond, 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,237,000	$436
HSBC	Korea Treasury Bond, 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,217,000	456

							$892

For the six months ended March 31, 2012, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,000,378 ($ Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2012.

(1)	In U.S. dollars unless otherwise indicated.

†	Investment in Affiliated Security (See Note 4).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2012.
(B)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2012. The coupon on a step bond changes on a specified date.

(C)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $7,222 ($ Thousands) (See Note 8).

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

March 31, 2012

(E)	Securities considered illiquid. The total market value of such securities as of March 31, 2012 was $31,322 ($ Thousands) and represented 3.1% of Net Assets.

(F)	Security in default on interest payments.

(G)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(H)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2012 was $7,219 ($ Thousands).

††	The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

AED	— United Arab Emirates Dirham

ARS	— Argentine Peso

BRL	— Brazilian Real

CLN	— Credit Linked Note

CNY	— Chinese Yuan

COP	— Colombian Peso

CZK	— Czech Koruna

EUR	— Euro

GBP	— British Pound Sterling

HUF	— Hungarian Forint

IDR	— Indonesia Rupiah

ILS	— Israeli Shekel

INR	— India Rupee

KRW	— Korean Won

L.P.	— Limited Partnership

MTN	— Medium Term Note

MXP	— Mexican Peso

MYR	— Malaysian Ringgit

PHP	— Philippine Peso

PIK	— Payment-in-Kind

PLC	— Public Limited Company

PLN	— Polish Zlotty

RUB	— Russian Ruble

Ser	— Series

SGD	— Singapore Dollar

SPC	— Segregated Portfolio Company

THB	— Thai Baht

USD	— U.S. Dollar

ZAR	— South African Rand

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$928,391	$—	$928,391
Convertible Bonds	—	4,079	—	4,079
Loan Participations	—	—	17,277	17,277
Affiliated Partnership	—	7,219	—	7,219
Time Deposits	—	31,260	—	31,260

Total Investments in Securities	$—	$970,948	$17,277	$988,226

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(289)	$—	$—	$(289)
Forwards Contracts*	—	(2,101)	—	(2,101)
Total Return Swaps*	—	892	—	892

Total Other Financial Instruments	$(289)	$(1,209)	$—	$(1,498)

*	Future contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Loan Participations
Beginning balance as of October 1, 2011	$18,404
Accrued discounts/premiums	53
Realized gain/(loss)	19
Change in unrealized appreciation/(depreciation)	634
Net purchases	—
Net sales	(1,833)
Net transfer in and/or out of Level 3	—

Ending balance as of March 31, 2012	$17,277

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$65

For the six months ended March 31, 2012, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2012, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

March 31, 2012

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
ASSETS:
Investments, at value (Cost $1,750,290, $829,872, $469,688 and $921,602, respectively)(1)	$1,789,349	$876,317	$484,049	$981,007
Affiliated investments, at value (Cost $60,171, $12,347, $0 and $7,503, respectively)	58,469	11,518	—	7,219
Cash	1,136	—	—	5,296
Foreign currency, at value (Cost $2,272, $6,672, $0 and $184, respectively)	2,292	6,693	—	181
Receivable for investment securities sold	8,237	7,581	3,994	6,040
Unrealized gain on forward foreign currency contracts	—	—	1,052	548
Receivable for fund shares sold	2,155	7,369	230	1,002
Dividends and interest receivable	6,454	1,749	5,825	15,827
Variation margin receivable	133	—	125	243
Foreign tax reclaim receivable	2,464	43	—	—
Cash pledged as collateral for forward foreign currency contracts, futures contracts, or swap contracts	—	—	824	102
Unrealized gain on foreign spot currency contracts	75	—	—	—
Receivable for Swap contracts terminated	—	—	654	—
Swap contracts, at value (Cost $0, $0, $0 and $3,390, respectively)	—	—	5,342	4,282
Total Assets	1,870,764	911,270	502,095	1,021,747
LIABILITIES:
Payable for investment securities purchased	11,780	9,047	10,650	6,626
Payable upon return of securities loaned	40,190	5,318	—	7,503
Payable to custodian	—	1,251	33
Foreign currency payable (Premium $0, $0, $260, $0, respectively)	—	—	262	—
Unrealized loss on forward foreign currency contracts	—	—	214	2,649
Swap contracts, at value (Premiums received $0, $0, $0 and $0, respectively)	—	—	4,311	—
Payable for swap contracts closed	—	—	506	—
Payable for fund shares redeemed	1,692	2,103	594	3,345
Variation margin payable	20	—	3	30
Unrealized loss on foreign spot currency contracts	202	—	48	—
Investment advisory fees payable	779	733	124	334
Administration fees payable	694	495	247	551
Shareholder servicing fees payable	387	191	26	212
Trustees’ fees	1	1	—	—
Chief compliance officer fees payable	4	2	1	2
Administration servicing fees payable	3	—	—	—
Other accrued expenses	397	402	94	117
Accrued foreign capital gains tax on appreciated securities	—	140	—	—
Total Liabilities	56,149	19,683	17,113	21,369
Net Assets	$1,814,615	$891,587	$484,982	$1,000,378
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$2,817,726	$933,724	$509,732	$933,902
Undistributed net investment income/(accumulated net investment income loss)	6,047	(2,816)	(38,807)	(1,148)
Accumulated net realized gain (loss) on investments, futures contracts, option contracts, foreign currency contracts and swap contracts	(1,046,354)	(84,805)	(1,597)	10,000
Net unrealized appreciation on investments and option contracts	37,357	45,616	14,361	59,121
Net unrealized appreciation (depreciation) on futures contracts	(235)	—	334	(289)
Net unrealized appreciation on swap contracts	—	—	1,031	892
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	74	8	(72)	(2,100)
Accumulated foreign capital gains tax on appreciated securities	—	(140)	—	—
Net Assets	$1,814,615	$891,587	$484,982	$1,000,378
Net Asset Value, Offering and Redemption Price Per Share — Class ($1,808,906,046 ÷ 219,520,805 shares, $891,586,979 ÷ 83,939,854 shares, $484,982,075 ÷ 46,337,671 shares, $1,000,377,891 ÷ 87,863,392 shares, respectively.)	$8.24	$10.62	$10.47	$11.39
Net Asset Value, Offering and Redemption Price Per Share — Class I ($5,708,512 ÷ 692,877 shares)	$8.24	N/A	N/A	N/A

(1)	Included in “Investments, at value” is the market value of securities on loan in the amounts of $39,000, $5,079, $0 and $7,222, ($ Thousands), respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	23

Statements of Operations ($ Thousands) (Unaudited)

For the six months ended March 31, 2012

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$19,734	$5,652	$—	$—
Dividends from Affiliated Security(1)(2)	8	2	—	—
Interest	30	—	6,811	32,363
Security Lending Income — Net(2)	948	274	—	9
Less: Foreign Taxes Withheld	(1,483)	(456)	—	—
Total Investment Income	19,237	5,472	6,811	32,372
Expenses:
Investment Advisory Fees	4,366	4,325	729	3,958
Administration Fees	3,890	2,678	1,457	3,027
Shareholder Servicing Fees — Class A	2,154	1,030	607	1,164
Shareholder Servicing Fees — Class I	7	—	—	—
Admin Servicing Fees — Class I	7	—	—	—
Trustees’ Fees	20	9	5	11
Chief Compliance Officer Fees	4	2	1	2
Custodian/Wire Agent Fees	203	208	37	36
Printing Fees	132	62	37	71
Overdraft Fees	17	20	3	2
Professional Fees	72	95	20	46
Registration Fees	24	11	6	11
Other Expenses	77	46	31	33
Total Expenses	10,973	8,486	2,933	8,361
Less:
Waiver of Investment Advisory Fees	—	(383)	—	(2,011)
Waiver of Shareholder Servicing Fees — Class A	—	—	(452)	—
Net Expenses	10,973	8,103	2,481	6,350
Net Investment Income (Loss)	8,264	(2,631)	4,330	26,022
Net Realized and Unrealized Gain (Loss) on Investments, Written Options, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net Realized Gain (Loss) from:
Investments	(34,558)	(42,631)	2,587	15,391
Futures Contracts	8,007	—	(134)	75
Swap Contracts	—	—	(654)	(580)
Foreign Currency Transactions	420	(593)	16,592	1,326
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	259,534	180,124	3,295	53,062
Affiliated Investments	45	81	—	(17)
Futures Contracts	(911)	—	704	(431)
Swap Contracts	—	—	(159)	815
Foreign Capital Gains Tax on Appreciated Securities	—	(137)	—	—
Foreign Currency Transactions	29	146	(12,951)	(3,032)
Net Realized and Unrealized Gain on Investments, Written Options, Futures Contracts, Swap Contracts and Foreign Currency Transactions	232,566	136,990	9,280	66,609
Net Increase in Net Assets Resulting from Operations	$240,830	$134,359	$13,610	$92,631

(1)	Income is from the investment of collateral in an affiliated security.
(2)	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Statements of Changes in Net Assets ($ Thousands)

For the six months ended March 31, 2012 (Unaudited) and the year ended September 30, 2011

	International Equity Fund		Emerging Markets Equity Fund
	2012	2011	2012	2011
Operations:
Net Investment Income (Loss)	$8,264	$36,457	$(2,631)	$4,092
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts, Written Options and Swap Contracts	(26,551)	175,855	(42,631)	128,870
Net Realized Gain (Loss) on Forward Foreign Currency Contracts and Foreign Currency Transactions	420	(3,283)	(593)	(1,199)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Futures Contracts, Written Options and Swap Contracts	258,668	(405,494)	180,205	(311,142)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Capital Tax Gains on Appreciated Securities	—	—	(137)	319
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies, and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	29	(198)	146	(218)
Net Increase (Decrease) in Net Assets Resulting from Operations	240,830	(196,663)	134,359	(179,278)
Dividends and Distributions From:
Net Investment Income:
Class A	(34,665)	(27,359)	(2,183)	(8,167)
Class I	(96)	(106)	—	—
Net Realized Gains:
Class A	—	—	—	—
Class I	—	—	—	—
Total Dividends and Distributions	(34,761)	(27,465)	(2,183)	(8,167)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	310,431 †	534,221	164,356	267,635
Reinvestment of Dividends & Distributions	32,156	25,959	2,014	7,653
Cost of Shares Redeemed	(305,953)	(667,954)	(102,457)	(327,928)
Increase (Decrease) in Net Assets Derived from Class A Transactions	36,634	(107,774)	63,913	(52,640)
Class I:
Proceeds from Shares Issued	703 †	1,445	—	—
Reinvestment of Dividends & Distributions	67	78	—	—
Cost of Shares Redeemed	(1,016)	(4,124)	—	—
Increase (Decrease) in Net Assets Derived from Class I Transactions	(246)	(2,601)	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	36,388	(110,375)	63,913	(52,640)
Net Increase (Decrease) in Net Assets	242,457	(334,503)	196,089	(240,085)
Net Assets:
Beginning of Period	1,572,158	1,906,661	695,498	935,583
End of Period	$1,814,615	$1,572,158	$891,587	$695,498
Undistributed Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at End of Period	$6,047	$32,544	$(2,816)	$1,998
Share Transactions:
Class A:
Shares Issued	39,550	60,845	16,711	22,954
Reinvestment of Distributions	4,334	2,973	215	643
Shares Redeemed	(39,208)	(76,626)	(10,267)	(28,393)
Total Class A Transactions	4,676	(12,808)	6,659	(4,796)
Class I:
Shares Issued	89	165	—	—
Reinvestment of Distributions	9	9	—	—
Shares Redeemed	(129)	(466)	—	—
Total Class I Transactions	(31)	(292)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,645	(13,100)	6,659	(4,796)

† Refer to Note 4 for information regarding market timing settlement.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	25

Statements of Changes in Net Assets ($ Thousands) (Continued)

For the six months ended March 31, 2012 (Unaudited) and the year ended September 30, 2011

	International Fixed Income Fund		Emerging Markets Debt Fund
	2012	2011	2012	2011
Operations:
Net Investment Income	$4,330	$11,662	$26,022	$50,403
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts, Written Options and Swap Contracts	1,799	3,682	14,886	32,145
Net Realized Gain (Loss) on Forward Foreign Currency Contracts and Foreign Currency Transactions	16,592	(25,271)	1,326	1,855
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Futures Contracts, Written Options and Swap Contracts	3,840	(20,547)	53,429	(93,220)
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies, and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(12,951)	31,787	(3,032)	1,547
Net Increase (Decrease) in Net Assets Resulting from Operations	13,610	1,313	92,631	(7,270)
Dividends and Distributions From:
Net Investment Income:
Class A	(12,225)	(22,700)	(42,178)	(25,140)
Net Realized Gains:
Class A	—	(490)	(2,001)	—
Total Dividends and Distributions	(12,225)	(23,190)	(44,179)	(25,140)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	50,694	124,990	186,030	399,472
Reinvestment of Dividends & Distributions	11,251	21,936	39,212	22,662
Cost of Shares Redeemed	(67,277)	(141,201)	(149,712)	(445,193)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(5,332)	5,725	75,530	(23,059)
Net Increase (Decrease) in Net Assets	(3,947)	(16,152)	123,982	(55,469)
Net Assets:
Beginning of Period	488,929	505,081	876,396	931,865
End of Period	$484,982	$488,929	$1,000,378	$876,396
Undistributed Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at End of Period	$(38,807)	$(30,912)	$(1,148)	$15,008
Share Transactions:
Class A:
Shares Issued	4,873	12,022	16,629	35,467
Reinvestment of Distributions	1,098	2,157	3,593	2,016
Shares Redeemed	(6,467)	(13,579)	(13,458)	(39,651)
Total Class A Transactions	(496)	600	6,764	(2,168)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Financial Highlights

For the six months ended March 31, 2012 (Unaudited) and the years ended September 30,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions and Return of Capital	Net Asset Value, End of Year	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)***		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)***		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class A
2012*	$7.29	$0.04	$1.07	$1.11	$(0.16)		$—	$(0.16)	$8.24	15.46%	$1,808,906	1.27	%(3)	1.27	%(3)	1.27	%(3)	0.96%	31%
2011	8.34	0.16	(1.08)	(0.92)	(0.13)		—	(0.13)	7.29	(11.34)	1,566,893	1.27	(3)	1.27	(3)	1.27	(3)	1.88	98
2010	7.88	0.10	0.36	0.46	—		—	—	8.34	5.84	1,898,206	1.27	(3)	1.27	(3)	1.28		1.26	144
2009	8.85	0.13	(0.94)	(0.81)	(0.16)		—	(0.16)	7.88	(8.73)	2,053,411	1.28	(2)(3)	1.28	(2)(3)	1.29		2.01	154
2008	16.18	0.27	(5.52)	(5.25)	(0.34)		(1.74)	(2.08)	8.85	(36.96)	2,329,504	1.25	(2)(3)	1.26	(2)(3)	1.26	(2)	2.15	218
2007	14.07	0.28	2.89	3.17	(0.47)		(0.59)	(1.06)	16.18	23.56	4,032,236	1.32	(2)(3)	1.33	(2)(3)	1.33	(2)	1.85	172
Class I
2012*	$7.28	$0.03	$1.06	$1.09	$(0.13)		$—	$(0.13)	$8.24	15.21%	$5,709	1.52	%(3)	1.52	%(3)	1.52	%(3)	0.68%	31%
2011	8.32	0.13	(1.06)	(0.93)	(0.11)		—	(0.11)	7.28	(11.44)	5,265	1.52	(3)	1.52	(3)	1.52		1.54	98
2010	7.89	0.08	0.35	0.43	—		—	—	8.32	5.45	8,455	1.52	(3)	1.52	(3)	1.53		1.00	144
2009	8.82	0.13	(0.94)	(0.81)	(0.12)		—	(0.12)	7.89	(8.80)	8,397	1.53	(2)(3)	1.53	(2)(3)	1.54		1.97	154
2008	16.13	0.22	(5.49)	(5.27)	(0.30)		(1.74)	(2.04)	8.82	(37.14)	6,538	1.50	(2)(3)	1.51	(2)(3)	1.51	(2)	1.72	218
2007	14.04	0.25	2.88	3.13	(0.45)		(0.59)	(1.04)	16.13	23.25	17,155	1.57	(2)(3)	1.58	(2)(3)	1.58	(2)	1.66	172
Emerging Markets Equity Fund
Class A
2012*	$9.00	$(0.03)	$1.68	$1.65	$(0.03)		$—	$(0.03)	$10.62	18.34%	$891,587	1.97	%(4)	1.97	%(4)	2.06%		(0.64)%	56%
2011	11.40	0.05	(2.35)	(2.30)	(0.10)		—	(0.10)	9.00	(20.38)	695,498	1.96	(4)	1.96	(4)	2.09		0.44	98
2010	9.64	0.04	1.78	1.82	(0.06)		—	(0.06)	11.40	18.93	935,583	1.96	(4)	1.96	(4)	2.09		0.38	81
2009	11.43	0.08	0.18	0.26	(0.10)		(1.95)	(2.05)	9.64	16.40	916,780	1.97	(4)	1.97	(4)	2.11		1.08	80
2008	21.49	0.14	(5.64)	(5.50)	(0.08)		(4.48)	(4.56)	11.43	(33.33)	965,730	1.99	(4)	1.99	(4)	2.08		0.85	94
2007	16.67	0.08	7.22	7.30	(0.08)		(2.40)	(2.48)	21.49	48.27	1,777,229	1.97	(4)	1.97	(4)	2.05		0.44	79
International Fixed Income Fund
Class A
2012*	$10.44	$0.09	$0.21	$0.30	$(0.27)		$—	$(0.27)	$10.47	3.00%	$484,982	1.02	%(5)	1.02	%(5)	1.21%		1.78%	48%
2011	10.92	0.25	(0.22)	0.03	(0.51	)(9)	—	(0.51)	10.44	0.41	488,929	1.02	(5)	1.02	(5)	1.21		2.40	119
2010	10.21	0.24	0.57	0.81	(0.10	)(8)	—	(0.10)	10.92	7.97	505,081	1.07	(7)	1.07	(7)	1.21		2.33	135
2009	10.46	0.28	0.53	0.81	(1.06)		—	(1.06)	10.21	8.85	538,159	1.02	(5)	1.02	(5)	1.06		2.86	170
2008	10.91	0.37	(0.68)	(0.31)	(0.14)		—	(0.14)	10.46	(2.89)	703,324	1.02	(5)	1.02	(5)	1.04		3.45	147
2007	10.86	0.36	(0.11)	0.25	(0.20)		—	(0.20)	10.91	2.34	808,742	1.02	(5)	1.02	(5)	1.04		3.29	215
Emerging Markets Debt Fund
Class A
2012*	$10.81	$0.31	$0.80	$1.11	$(0.51)		$(0.02)	$(0.53)	$11.39	10.52%	$1,000,378	1.37	%(6)	1.37	%(6)	1.80%		5.60%	27%
2011	11.19	0.63	(0.70)	(0.07)	(0.31)		—	(0.31)	10.81	(0.71)	876,396	1.36	(6)	1.36	(6)	1.80		5.58	59
2010	10.24	0.67	1.14	1.81	(0.86)		—	(0.86)	11.19	18.78	931,865	1.36	(6)	1.36	(6)	1.79		6.41	70
2009	9.43	0.71	0.85	1.56	(0.75)		—	(0.75)	10.24	18.62	790,597	1.37	(6)	1.37	(6)	1.81		8.47	73
2008	11.04	0.62	(1.18)	(0.56)	(0.74)		(0.31)	(1.05)	9.43	(5.71)	877,354	1.37	(6)	1.37	(6)	1.79		5.94	83
2007	11.28	0.60	0.47	1.07	(0.65)		(0.66)	(1.31)	11.04	10.03	1,002,602	1.37	(6)	1.37	(6)	1.79		5.47	81

*	For the six months ended March 31, 2011. All ratios have been annualized. Total Return and Portfolio Turnover have not been annualized.
**	Includes Fees Paid Indirectly, if applicable. See Note 4 in Notes to Financial Statements.
***	See Note 4 in Notes to Financial Statements.
†	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)	Per share net investment income/(loss) and net realized and unrealized gains/(losses) calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios for Class A and I shares would have been 1.28% and 1.53%, respectively, for 2009 and 2008, and 1.24% and 1.49%, respectively, for 2007 and 2006.
(3)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios for Class A and I shares would have been 1.27% and 1.52%, respectively for the six months ended March 31, 2012, and the years ended September 30, 2011 and 2010, 1.28% and 1.53%, respectively for 2009, 1.25% and 1.50%, respectively for 2008 and 1.32% and 1.57%, respectively for 2007.
(4)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.96% for the six months ended March 31, 2012, and 1.96% for 2011, 2010, 2009, 2008 and 2007.
(5)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.02%, 1.02%, 1.01%, 1.02% and 1.01%, for the six months ended March 31, 2012, 2011, 2009, 2008 and 2007, respectively.
(6)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.36% for the six months ended March 31, 2012, and the years ended September 30, 2011, 2010, 2009, 2008 and 2007.
(7)	The expense ratio includes proxy and overdraft fees. Had these expenses been excluded, the ratio would have been 1.01% for 2010.
(8)	Includes return of capital of less than $0.01.
(9)	Includes a return of capital of $0.01 per share.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	27

Notes to Financial Statements

March 31, 2012 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”). The Trust’s prospectuses provide a description of each Fund’s investment objective, and strategies. The Trust is registered to offer Class A shares of each of the Funds, Class G shares of the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds, and Class I shares of the International Equity Fund.

As of March 31, 2012, the Class G shares had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular

28	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determing fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be

Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities, loan participations and swaps where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended March 31, 2012, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes — Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	29

Notes to Financial Statements (Continued)

March 31, 2012 (Unaudited)

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Summary Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2012, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, the Funds may purchase future contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its Investment Objective and Strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. In addition, the International Fixed Income Fund and the Emerging Markets Debt Fund may utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Summary Schedule of Investments for details regarding open futures contracts as of March 31, 2012, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Summary Schedule of Investments or the Statement of Assets and

30	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Summary Schedule of Investments for details regarding open swap contracts as of March 31, 2012, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee based on a dollar threshold for redemptions, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
International Equity Fund	$50,000	0.75%
Emerging Markets Equity Fund	25,000	1.25
International Fixed Income Fund	25,000	1.00
Emerging Markets Debt Fund	25,000	1.00

For the six months ended March 31, 2012, the Funds did not retain any redemption fees. Such fees, if any, are retained by the Funds for the benefit of the remaining shareholders.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	31

Notes to Financial Statements (Continued)

March 31, 2012 (Unaudited)

3. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedules of Investments and the Statement of Operations. The fair value of derivative instruments as of March 31, 2012 was as follows:

	Asset Derivatives			Liability Derivatives
	Period ended March 31, 2012 ($ Thousands)			Period ended March 31, 2012 ($ Thousands)
Contract Type	Statements of Assets & Liabilities Location	Fair Value		Statements of Assets & Liabilities Location	Fair Value

International Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$389	*	Net Assets — Unrealized depreciation on futures contracts	$55	*
Interest rate contracts	Net Assets — Unrealized appreciation on swap contracts	1,611	†	Net Assets — Unrealized depreciation on swap contracts	580	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,052		Unrealized loss on forward foreign currency contracts	214

Total Derivatives not accounted for as hedging instruments		$3,052			$849

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$—	*	Net Assets — Unrealized depreciation on futures contracts	$289	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	548		Unrealized loss on forward foreign currency contracts	2,649
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	892	†	Net Assets — Unrealized depreciation of swap contracts	—	†

Total Derivatives not accounted for as hedging instruments		$1,440			$2,938

*	Includes cumulative appreciation/(depreciation) on futures contracts as reported in the Summary Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/(depreciation) on swap contracts as reported in the Summary Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2012 is as follows:

Amount of realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total

International Fixed Income Fund
Interest rate contracts	$(134)	$—	$(654)	$(282)
Foreign exchange contracts	—	18,009	—	18,009
Total	$(134)	$18,009	$(654)	$17,727

Emerging Markets Debt Fund
Interest rate contracts	$75	$—	$—	$75
Equity contracts	—	—	(580)	(580)
Foreign exchange contracts	—	1,839	—	1,839
Total	$75	$1,839	$(580)	$1,334

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total

International Fixed Income Fund
Interest rate contracts	$704	$—	$(159)	$585
Foreign exchange contracts	—	(13,136)	—	(13,136)
Total	$704	$(13,136)	$(159)	$(12,551)

Emerging Markets Debt Fund
Interest rate contracts	$(431)	$—	$—	$(431)
Foreign exchange contracts	—	(3,242)	—	(3,242)
Equity contracts	—	—	815	815
Total	$(431)	$(3,242)	$815	$(2,858)

32	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Trust on behalf of a Fund and the counterparty.

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

4. ADMINISTRATION, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Administration & Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund	0.45%
Emerging Markets Equity Fund	0.65%
International Fixed Income Fund	0.60%
Emerging Markets Debt Fund	0.65%

However, the Administrator has voluntarily agreed to waive its fee so that the total annual expenses, (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, Trustees Fees and extraordinary expenses not incurred in the ordinary course of a fund’s business), of each Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator’s sole discretion. At March 31, 2012, there were no such waivers in each Fund.

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund		Emerging Markets Debt Fund
Class A	1.27	%*†	1.96	%†	1.02	%†	1.36	%†
Class I	1.52	%*†	—		—		—

* The expense cap excludes interest expense on reverse repurchase agreements.

† The expense cap excludes proxy and overdraft fees.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee for the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds so that the total annual expenses of each Fund, (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, Trustees Fees and extraordinary expenses not incurred in the ordinary course of a fund’s business), will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. For the International Fixed Income Fund, SIMC had contractually agreed to waive fees or reimburse expenses until the later of (i) two years after the effective date of the Expense Limitation Agreement, or (ii) January 31, 2012 in order to keep total annual fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.02%.

Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
International Equity Fund, Class A	0.505%	1.270%
International Equity Fund, Class I	0.505%	1.520%
Emerging Markets Equity Fund	1.050%	1.960%
International Fixed Income Fund	0.300%	1.020%*
Emerging Markets Debt Fund	0.850%	1.360%

* Prior to February 1, 2012 the expense limitation was contractual.

During the six months ended March 31, 2012, the Adviser waived a portion of its fees for the Emerging Markets Equity Fund and Emerging Markets Debt Fund.

As of March 31, 2012, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser
International Equity Fund
Acadian Asset Management LLC
Causeway Capital Management LLC
del Rey Global Investors LLC
INTECH Investment Management LLC
Neuberger Berman Management LLC
Schroder Investment Management North America, Inc.
Tradewinds Global Investors LLC
Emerging Markets Equity Fund
Delaware Management Company
JO Hambro Capital Management Limited
Lazard Asset Management LLC
Neuberger Berman Management LLC
PanAgora Asset Management, Inc.
The Boston Company Asset Management LLC

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	33

Notes to Financial Statements (Continued)

March 31, 2012 (Unaudited)

Investment Sub-Adviser
International Fixed Income Fund
AllianceBernstein L.P.
Fidelity International Investment Advisors (UK) Limited (delegates to Fidelity International Investment Advisors)
Wellington Management Company, LLP
Emerging Markets Debt Fund
Ashmore Investment Management Limited
ING Investment Management Advisors, B.V.
Stone Harbor Investment Partners LP

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated Distribution Agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

	Shareholder Servicing Fees	Administrative Servicing Fees
International Equity Fund
Class A	0.25%	—
Class I	0.25%	0.25%
Emerging Markets Equity Fund
Class A	0.25%	—
International Fixed Income Fund
Class A	0.25%	—
Emerging Markets Debt Fund
Class A	0.25%	—

The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. For the six months ended March 31, 2012, the Distributor received no brokerage commissions.

Under both the Shareholder Servicing Plan and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

During the six months ended March 31, 2012, the Distributor voluntarily waived a portion of its fees for the International Fixed Income Fund.

For the six months ended March 31, 2012, the Distributor retained 100% of both shareholder servicing fees, less the waiver, and administration servicing fees.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2012, can be found on the Statement of Operations and Financial Highlights, respectively. During the six months ended March 31, 2012, the Funds did not report any such fees.

Investment in Affiliated Securities — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund L.P., also an affiliated fund.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings.

The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ board of trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six months ended March 31, 2012, the Trust had not participated in the Program.

Other — A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

During the six months ended March 31, 2012, The International Equity Fund received reimbursements to Class A of $3,740 ($ Thousands) and to Class I of $12 ($ Thousands). These amounts received by the International Equity Fund were related to the Bank of America Fair Value Market Timing Litigation.

34	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six months ended March 31, 2012, were as follows:

	Purchases ($ Thousands)	Sales and Maturities ($ Thousands)
International Equity Fund
US Government	$—	$—
Other	530,945	513,909
Emerging Markets Equity Fund
US Government	—	—
Other	488,771	445,245
International Fixed Income Fund
US Government	927	161
Other	230,529	210,257
Emerging Markets Debt Fund
US Government	—	—
Other	281,389	227,483

Included in the realized gain on investments for the International Equity and Emerging Markets Equity funds was $786 and $1,319 ($ Thousands), respectively, received from AXA Rosenberg Investment Management, a former investment sub-adviser to the funds, as a result of a settlement with the Securities and Exchange Commission related to a coding error in its quantitative investment process. The settlement proceeds represented 0.05% and 0.19% of the funds’ average net assets, respectively, for the year ended September 30, 2011.

6. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These differences, which may result in distribution reclassifications, are primarily due to paydown reclassifications, foreign currency transactions, net investment losses, investment in partnerships, swaps and passive foreign investment companies. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Totals ($ Thousands)
International Equity Fund	2011	$27,465	$—	$—	$27,465
	2010	—	—	—	—
Emerging Markets Equity Fund	2011	8,167	—	—	8,167
	2010	5,546	—	—	5,546
International Fixed Income Fund	2011	22,700	—	490	23,190
	2010	5,034	—	7	5,041
Emerging Markets Debt Fund	2011	25,140	—	—	25,140
	2010	67,778	—	—	67,778

As of September 30, 2011, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Gains (Losses) ($ Thousands)
International Equity Fund	$34,760	$—	$(996,607)	$—
Emerging Markets Equity Fund	2,180	—	(19,246)	—
International Fixed Income Fund	—	—	(20,627)	—
Emerging Markets Debt Fund	19,073	—	(749)	—

	Post October Currency Losses ($ Thousands)	Unrealized Appreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Accumulated Gains (Losses) ($ Thousands)
International Equity Fund	$(2,060)	$(245,286)	$13	$(1,209,180)
Emerging Markets Equity Fund	(88)	(157,159)	—	(174,313)
International Fixed Income Fund	—	8,438	(13,946)	(26,135)
Emerging Markets Debt Fund	—	1,839	(2,139)	18,024

Post-October losses represent losses realized on investment transactions from November 1, 2010 through September 30, 2011, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2015 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Total Capital Loss Carryforward 09/30/11 ($ Thousands)
International Equity Fund	$—	$306,250	$690,357	$996,607
Emerging Markets Equity Fund	—	—	19,246	19,246
International Fixed Income Fund	274	1,563	18,790	20,627
Emerging Markets Debt Fund	—	—	749	749

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	35

Notes to Financial Statements (Concluded)

March 31, 2012 (Unaudited)

During the year ended September 30, 2011, the following Funds utilized capital loss carryforwards to offset capital gains:

Amount utilized ($ Thousands)
International Equity Fund	$126,402
Emerging Markets Equity Fund	113,491
International Fixed Income Fund	3,523
Emerging Markets Debt Fund	31,182

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For Federal income tax purposes, the cost of securities owned at March 31, 2012, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bonds, straddles and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2012, was as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
International Equity Fund	$1,810,461	$154,615	$(117,258)	$37,357
Emerging Markets Equity Fund	842,219	103,497	(57,881)	45,616
International Fixed Income Fund	469,688	21,292	(6,931)	14,361
Emerging Markets Debt Fund	929,105	82,362	(23,241)	59,121

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2011, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION/RISKS

Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The market values of the International Fixed Income and Emerging Markets Debt Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers are estimates that may differ from the value that would be realized if the securities were sold. At March 31, 2012, the total value of these securities represented approximately 2% of the net assets of the Emerging Markets Debt Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, Management believes that based on experience, the risk of loss from such claims is considered remote.

8. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

36	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

9. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control of Repurchase Agreements”. ASU 2011-03 is an amendment to Topic 860 “Transfers and Servicing”. These amendments simplify the accounting for repurchase agreements by eliminating the requirement that the transferor demonstrate it has adequate collateral to fund substantially all the cost of purchasing replacement assets. As a result, more arrangements could be accounted for as secured borrowings rather than sales. The guidance applies to public and nonpublic companies and is effective for interim and annual reporting periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not allowed. At this time, management is evaluating the implications of ASU 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the Financial Statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	37

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Annualized Expense Ratios	Expenses Paid During Period*
International Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,154.60	1.27%	$6.84
Class I	1,000.00	1,152.10	1.52	8.18
Hypothetical 5% Return
Class A	$1,000.00	$1,018.65	1.27%	$6.41
Class I	1,000.00	1,017.40	1.52	7.67
Emerging Markets Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,183.40	1.96%	$10.70
Hypothetical 5% Return
Class A	$1,000.00	$1,015.20	1.96%	$9.87

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Annualized Expense Ratios	Expenses Paid During Period*
International Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,030.00	1.02%	$5.18
Hypothetical 5% Return
Class A	$1,000.00	$1,019.90	1.02%	$5.15
Emerging Markets Debt Fund
Actual Fund Return
Class A	$1,000.00	$1,105.20	1.36%	$7.16
Hypothetical 5% Return
Class A	$1,000.00	$1,018.20	1.36%	$6.86

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

38	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Board of Trustees Considerations in Approving the Funds’ Investment Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	39

Board of Trustees Considerations in Approving the Funds’ Investment Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

At the December 6-7, 2011 and March 27-28, 2012 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

40	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	41

SEI INSTITUTIONAL INTERNATIONAL TRUST ANNUAL REPORT SEPTEMBER 30, 2011

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KMPG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-031 (3/12)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are listed below.

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.0%

Australia — 3.4%
AGL Energy	18,736	$286
Alumina	1,238,790	1,585
Amcor	85,237	657
AMP	10,636	48
APA Group	24,223	128
Asciano Group	9,681	49
Atlas Iron	2,053,634	6,127
Australia & New Zealand Banking Group	398,147	9,594
Beach Energy	520,405	792
Bendigo and Adelaide Bank	24,754	199
BHP Billiton	137,689	4,937
Brambles	77,972	573
Caltex Australia	145,430	2,093
Campbell Brothers	3,369	235
CFS Retail Property Trust(B)	92,604	172
Coca-Cola Amatil	7,658	99
Cochlear	1,050	67
Commonwealth Bank of Australia	21,758	1,129
Credit Group	14,661	89
Crown(C)	46,053	415
CSL	145,296	5,402
Dexus Property Group(B)	572,299	516
Echo Entertainment Group	10,347	47
Goodman Group(B)	91,190	65
GPT Group(B)	97,348	315
Iluka Resources	131,329	2,420
Incitec Pivot	42,912	140
Leighton Holdings	9,264	205
Lend Lease	87,698	679
Lynas*	8,519	10
Metcash	127,453	568
National Australia Bank	12,044	307
Newcrest Mining	294,124	9,043
Northern Star Resources*	84,061	75
Orica	12,498	362
OZ Minerals	3,889	39
Ramsay Health Care	26,734	541
Rio Tinto	40,885	2,770
Santos	202,418	2,986
Sims Metal Management	7,649	116
Sonic Healthcare	50,689	657
Stockland(B)	17,590	54
Suncorp Group	36,135	314
TABCORP Holdings	45,784	129
Tatts Group	80,355	206
Telstra	455,615	1,553
Toll Holdings	8,541	52
Transurban Group	155,478	902
Wesfarmers	22,456	698
Westfield Retail Trust(B)	109,617	293
Westpac Banking	22,073	501
Woolworths	23,933	644
WorleyParsons	9,429	280

		62,163

Austria — 0.0%
Oesterreichische Post	4,748	165
OMV	929	33

Description	Shares	Market Value ($ Thousands)
Verbund, Cl A	2,198	$67
Voestalpine	1,745	58

		323

Belgium — 1.6%
Ageas	20,466	45
Anheuser-Busch InBev	193,299	14,101
Belgacom	240,714	7,727
Colruyt	105,151	4,220
Delhaize Group	7,491	394
Groupe Bruxelles Lambert	4,562	353
KBC Groep	7,373	185
Mobistar	1,528	76
Solvay	6,979	825
UCB	20,519	884

		28,810

Bosnia and Herzegovina — 0.1%
Axis Capital Holdings	65,521	2,173

Brazil — 0.8%
BRF - Brasil Foods	268,237	5,301
Centrais Eletricas Brasileiras	79,100	735
Centrais Eletricas Brasileiras ADR	148,390	1,389
Oi ADR	86,305	1,372
Petroleo Brasileiro ADR	182,027	4,835

		13,632

Canada — 4.3%
Barrick Gold	223,927	9,736
Brookfield Asset Management, Cl A	23,181	732
Cameco	155,934	3,351
Cenovus Energy	77,534	2,785
Cott*	7,100	47
Domtar	26,067	2,486
Goldcorp	101,600	4,570
Horizon North Logistics	23,300	146
Kinross Gold	593,352	5,809
Magna International, Cl A	79,900	3,808
Maple Leaf Foods	10,300	123
MI Developments	4,900	170
New Gold*	381,200	3,757
Nexen	227,478	4,174
Niko Resources	45,850	1,610
Onex	30,300	1,113
Peyto Exploration & Development	133,100	2,181
Potash Saskatchewan	131,024	5,970
Precision Drilling*	152,400	1,528
Rogers Communications, Cl B	29,200	1,157
Royal Bank of Canada	2,600	150
Saputo	4,500	195
Silver Wheaton	117,700	3,896
Sino-Forest, Cl A*(D)	76,000	8
Suncor Energy	281,147	9,176
Talisman Energy	137,353	1,731
TELUS, Cl A	6,401	363
Toronto-Dominion Bank	44,636	3,781
Transcontinental, Cl A	10,800	135
Vermilion Energy(C)	81,100	3,733

		78,421

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Shares	Market Value ($ Thousands)
Chile — 0.2%
Sociedad Quimica y Minera de Chile ADR	71,500	$4,195

China — 1.0%
China Petroleum & Chemical	1,886,000	2,055
China Shenhua Energy	1,104,500	4,659
Dongfeng Motor Group	1,857,700	3,355
Huaneng Power International	6,380,000	3,468
Industrial & Commercial Bank of China	7,245,000	4,675
PetroChina	116,000	164

		18,376

Denmark — 1.2%
AP Moeller - Maersk, Cl B	347	2,676
Coloplast, Cl B	1,675	290
Jyske Bank*	112,431	3,552
Novo Nordisk, Cl B	73,558	10,171
Novozymes, Cl B	7,344	214
Tryg	91,067	5,128
William Demant Holding*	1,211	113

		22,144

Finland — 0.7%
Fortum	10,638	258
Kone, Cl B	2,908	162
Metso	1,200	51
Nokia ADR(C)	537,482	2,951
Nokia	622,585	3,384
Nokian Renkaat	8,779	427
Orion, Cl B	3,886	77
Pohjola Bank, Cl A	19,480	216
Sampo, Cl A	15,323	442
Stora Enso, Cl R	601,458	4,461
UPM-Kymmene	289	4

		12,433

France — 8.8%
Accor	1,008	36
Aeroports de Paris	4,185	343
Air Liquide	35,247	4,692
Alcatel-Lucent*	3,489,354	7,923
Alstom	35,938	1,400
Areva	55,105	1,214
Arkema	63,814	5,938
AtoS	1,557	90
AXA	391,041	6,473
BNP Paribas	199,022	9,429
Bureau Veritas	3,583	315
Carrefour	136,549	3,269
Christian Dior	2,211	339
Cie de St.-Gobain	10,182	454
Cie Generale des Etablissements- Michelin, Cl B	77,710	5,778
Cie Generale d’Optique Essilor International	101,563	9,039
CNP Assurances	6,018	94

Description	Shares	Market Value ($ Thousands)
Compagnie Generale de Geophysique-Veritas*	2,189	$65
Danone	11,482	800
Dassault Systemes	3,489	320
Edenred	21,573	648
Electricite de France	89,106	2,030
Eutelsat Communications	101,014	3,729
France Telecom	3,520	52
Gecina(B)	1,412	147
ICADE(B)	1,384	123
Iliad	2,753	379
Legrand	182,420	6,702
L’Oreal	768	94
LVMH Moet Hennessy Louis Vuitton	61,927	10,626
Neopost	136	9
Nexity	5,300	167
Peugeot	54,566	877
PPR	2,393	411
Publicis Groupe	796	44
Renault	2,890	152
Rexel*	179,040	3,940
Safran	215,556	7,910
Sanofi	262,773	20,377
Schneider Electric	213,067	13,900
SCOR	12,445	336
SES	20,698	513
Societe BIC	442	44
Sodexo	101,640	8,332
Technip	55,515	6,530
Thales	59,279	2,215
Total	141,341	7,198
Unibail-Rodamco(B)	2,243	448
Vinci	9,909	516
Vivendi	154,695	2,835
Wendel	652	55

		159,350

Germany — 7.5%
Adidas	5,068	395
Allianz	17,552	2,091
BASF	20,884	1,824
Bayer	109,397	7,683
Bayerische Motoren Werke	21,776	1,955
Beiersdorf	2,366	154
Brenntag	52,435	6,412
Daimler(C)	97,340	5,861
Deutsche Bank	30,973	1,539
Deutsche Boerse	105,394	7,085
Deutsche Lufthansa	118,404	1,655
Deutsche Post	360,564	6,931
Deutsche Telekom	346,520	4,166
E.ON	3,128	75
Fraport Frankfurt Airport Services Worldwide	2,229	139
Fresenius	7,238	741
Fresenius Medical Care	109,469	7,747
GEA Group	192,048	6,614
Hannover Rueckversicherung	2,334	139
Henkel	817	51
Infineon Technologies	194,842	1,989
Kabel Deutschland Holding*	110,006	6,784

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	2

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Linde	92,326	$16,543
MAN	1,210	161
Merck	12,511	1,383
Muenchener Rueckversicherungs	50,664	7,627
SAP ADR(C)	69,900	4,880
SAP	153,213	10,683
Siemens	166,946	16,805
Suedzucker	37,650	1,197
Symrise	166,749	4,819
ThyssenKrupp	5,927	147
United Internet	11,744	221
Volkswagen	2,339	377

		136,873

Greece — 0.1%
OPAP	218,897	2,119

Guernsey — 0.0%
Resolution	221,258	924

Hong Kong — 2.8%
AIA Group	1,427,600	5,231
ASM Pacific Technology	3,800	55
Chaoda Modern Agriculture*(D)	2,440,000	346
Cheung Kong Infrastructure Holdings	73,700	449
China Mobile	934,500	10,285
China Mobile ADR	85,100	4,687
CLP Holdings	394,400	3,403
First Pacific	1,054,700	1,170
Galaxy Entertainment Group*	168,000	464
Hang Lung Group	12,000	78
Hang Seng Bank	1,900	25
HKT Trust*	1	—
Hong Kong & China Gas	185,000	474
HongKong Electric Holdings	121,000	888
Hongkong Land Holdings	225,000	1,307
Hutchison Telecommunications Hong Kong Holdings	802,000	340
Hutchison Whampoa	238,500	2,384
Jardine Strategic Holdings	220,535	6,729
Li & Fung	72,000	165
New World Development	221,000	266
RCG Holdings*	25,059	3
SJM Holdings	261,800	533
Sun Hung Kai Properties	385,000	4,785
Yue Yuen Industrial Holdings	1,714,000	6,016

		50,083

India — 0.2%
Idea Cellular*	1,490,195	2,890
Tata Motors ADR(C)	33,694	909

		3,799

Indonesia — 0.2%
Bank Mandiri	2,291,200	1,717
Telekomunikasi Indonesia ADR	47,505	1,442

		3,159

Description	Shares	Market Value ($ Thousands)
Ireland — 0.9%
CRH	38,494	$784
Elan*	89,477	1,308
Experian	452,611	7,047
James Hardie Industries	46,151	367
Kerry Group, Cl A	4,310	199
Ryanair Holdings ADR*	132,700	4,815
Smurfit Kappa Group*	261,595	2,386

		16,906

Israel — 0.4%
Check Point Software Technologies*	103,810	6,627
NICE Systems* (A)	1,729	68

		6,695

Italy — 1.1%
Enel	794,491	2,869
ENI	6,689	157
Exor	12,687	320
Fiat	63,566	373
Fiat Industrial	13,031	139
Intesa Sanpaolo(C)	798,551	1,429
Mediobanca	2,186	13
Pirelli & C	15,312	182
Saipem	9,466	488
Snam Rete Gas	891,516	4,281
Telecom Italia RNC	8,967,271	8,801
Terna Rete Elettrica Nazionale	56,442	227
UniCredit(C)	35,887	179

		19,458

Japan — 17.1%
Aeon	62,500	826
Aeon Credit Service	4,700	74
Aeon Mall	4,300	100
Air Water	13,000	169
Aisin Seiki	6,400	226
Ajinomoto	9,700	122
Alfresa Holdings	13,400	641
Alpen	14,700	295
Arc Land Sakamoto	12,800	243
Asahi Breweries	5,300	118
Asahi Glass	4,000	34
Asics	9,500	108
ASKUL	4,000	71
Astellas Pharma	3,000	124
Autobacs Seven	2,500	121
Belluna	6,800	56
Best Bridal	65	69
Bic Camera	401	214
Bridgestone	185,100	4,512
Brother Industries	6,000	82
Calsonic Kansei	199,000	1,221
Canon	2,600	124
Central Glass	31,000	137
Central Japan Railway	347	2,876
Century Tokyo Leasing	33,200	674
Chiba Bank	34,000	218
Chiyoda	25,000	319
Chuetsu Pulp & Paper	18,000	40

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Shares	Market Value ($ Thousands)
Chugoku Bank	31,000	$422
Citizen Holdings	10,000	64
Coca-Cola West	200,400	3,533
Cocokara fine	2,200	70
Credit Saison	11,500	234
Dai Nippon Printing	885,100	9,099
Daicel	199,000	1,289
Daido Steel	31,000	216
Daihatsu Motor	33,800	623
Dai-ichi Life Insurance	76	106
Daiichi Sankyo	74,200	1,360
Daikin Industries	3,000	82
Daikyo	175,000	476
Dainippon Sumitomo Pharma	120,900	1,288
Daito Trust Construction	38,800	3,503
Daiwa House Industry	161,000	2,140
Dena	7,300	203
Dentsu	1,400	45
Doutor Nichires Holdings	6,200	82
Dydo Drinco	4,400	176
EDION(C)	93,800	661
Eisai	14,900	596
Faith	378	46
Fanuc	46,600	8,313
Fast Retailing	300	69
Fuji Film Holdings	312,600	7,373
Fuji Media Holdings	102	176
Fuji Soft	4,100	79
Fujishoji	42	48
Fujitsu	133,000	705
Fukuoka Financial Group	54,000	241
Gree	19,200	487
Gulliver International	2,250	89
Gunma Bank	8,000	43
Hachijuni Bank	280,000	1,660
Hamamatsu Photonics	8,800	334
Hino Motors	363,000	2,638
Hiroshima Bank	47,000	216
HIS	12,100	371
Hitachi	655,700	4,231
Hitachi Chemical	3,500	63
Hitachi High-Technologies	6,200	149
Hitachi Metals	13,000	162
Hokuhoku Financial Group	17,000	33
Honda Motor	391,100	14,946
Hosiden	8,600	63
Idemitsu Kosan	2,500	251
IHI	430,000	1,092
Iida Home Max	30,600	262
Inaba Denki Sangyo	1,400	42
Inpex	170	1,155
Isetan Mitsukoshi Holdings	16,200	191
IT Holdings	56,400	663
Itochu	10,900	120
Itochu Techno-Solutions	6,000	270
Itochu-Shokuhin	1,900	71
Iyo Bank	65,000	579
J Front Retailing	34,000	191
J Trust	5,600	110
Japan Steel Works	227,000	1,564
Japan Tobacco	77	436
JFE Shoji Holdings	23,000	121

Description	Shares	Market Value ($ Thousands)
JGC	325,200	$10,136
Joyo Bank	41,000	189
JS Group	29,500	621
JSR	2,400	49
JTEKT	1,000	12
Jupiter Telecommunications	7,900	7,958
Juroku Bank	16,000	55
JVC Kenwood*	78,200	349
JX Holdings	8,000	50
Kajima	102,000	312
Kamei	5,000	76
Kamigumi	17,000	141
Kanamoto	5,000	60
Kanematsu*	158,000	190
Kanematsu Electronics	6,100	68
Kansai Paint	398,300	4,041
Kasumi	12,600	85
Kawasaki Heavy Industries	24,000	74
KDDI	1,475	9,607
Keikyu	73,000	642
Keio	61,000	440
Keisei Electric Railway	42,000	327
Keyence	110	26
Kikkoman	12,000	140
Kinki Sharyo	37,000	142
Kintetsu	145,000	555
Kita-Nippon Bank	1,700	47
Koito Manufacturing	11,000	179
Komatsu	61,600	1,766
Konaka	7,700	71
Konami	16,400	468
Konica Minolta Holdings	14,000	123
K’s Holdings	9,900	321
Kubota	7,000	68
Kuraray	10,900	155
Kurita Water Industries	3,400	84
Kyowa Hakko Kirin	42,000	470
Lawson	1,400	89
Mabuchi Motor	163,700	7,469
Makita	15,700	633
Marubeni	256,000	1,857
Marui Group	24,700	207
Mazda Motor	52,000	92
Medipal Holdings	28,600	373
Megane TOP	14,700	169
Megmilk Snow Brand	5,000	94
MEIJI Holdings	1,200	53
Melco Holdings	3,900	99
Miraca Holdings	1,000	39
Misawa Homes*	14,700	155
Mitsubishi	232,800	5,431
Mitsubishi Chemical Holdings	120,600	648
Mitsubishi Electric	3,400	30
Mitsubishi Gas Chemical	15,100	101
Mitsubishi Heavy Industries	112,000	546
Mitsubishi Materials	14,000	45
Mitsubishi Motors*	206,000	235
Mitsubishi UFJ Financial Group	281,500	1,409
Mitsubishi UFJ Lease & Finance	2,640	117
Mitsui	3,000	49
Mitsui Chemicals	20,000	61
Mitsui Home	8,000	44

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	4

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
MS&AD Insurance Group Holdings	241,600	$4,988
Murata Manufacturing	5,800	346
Nabtesco	10,900	225
Namco Bandai Holdings	37,900	550
NEC	64,000	135
NEC Capital Solutions	3,200	53
NEC Fielding	9,800	128
NEC Mobiling	1,200	42
NEC Networks & System Integration	15,700	225
NET One Systems	23,400	287
NHK Spring	9,600	104
Nichii Gakkan	9,500	128
Nichireki	8,000	44
Nihon Unisys	17,700	125
Nintendo	26,800	4,054
Nippo	35,000	391
Nippon Building Fund, Cl A(B)	12	115
Nippon Densetsu Kogyo	5,000	50
Nippon Express	20,000	78
Nippon Meat Packers	5,000	64
Nippon Paper Group	2,000	42
Nippon Sheet Glass	74,000	114
Nippon Steel	18,000	50
Nippon Synthetic Chemical Industry	7,000	43
Nippon Telegraph & Telephone ADR	183,391	4,148
Nippon Telegraph & Telephone	188,100	8,583
Nishimatsu Construction	78,000	184
Nishi-Nippon City Bank	11,000	31
Nissan Motor	115,400	1,235
Nisshin Fudosan	13,200	100
Nissin Food Products	3,800	143
Nitori Holdings	350	32
Nitto Denko	10,100	409
NOK	7,200	157
Nomura Real Estate Holdings	39,100	693
Nomura Research Institute	13,900	347
NTT Data	105	371
NTT DoCoMo	2,518	4,204
Nuflare Technology	11	65
Obayashi	8,000	35
Odakyu Electric Railway	26,000	247
Oita Bank	16,000	51
OJI Paper	37,000	180
Olympus	2,700	44
Ono Pharmaceutical	14,900	835
Oriental Land	1,600	172
ORIX	720	69
Otsuka	2,600	213
Otsuka Holdings	43,100	1,283
PanaHome	9,000	62
Panasonic	152,600	1,411
Pola Orbis Holdings	2,800	84
Press Kogyo	8,000	54
Rakuten	492	518
Relo Holdings	1,400	41
Resona Holdings	65,000	301
Resorttrust	4,500	73
Ricoh Leasing	6,400	150

Description	Shares	Market Value ($ Thousands)
Riken	9,000	$42
Rinnai	5,700	413
Rohm	71,900	3,569
San-In Godo Bank	15,000	119
Sankyo	91,000	4,489
Sanrio	5,700	224
Santen Pharmaceutical	9,200	395
Sapporo Hokuyo Holdings	412,300	1,528
SBI Holdings	532	50
Secom	66,100	3,253
Sega Sammy Holdings	122,900	2,590
Seino Holdings	76,000	552
Sekisui Chemical	617,000	5,383
Sekisui House	216,000	2,129
Sekisui Jushi	5,000	50
Seven & I Holdings	510,500	15,248
Sharp	12,000	88
Shikoku Electric Power	4,500	128
Shimadzu	20,000	182
Shimamura	1,100	124
Shimano	800	48
Shindengen Electric Manufacturing	12,000	57
Shin-Etsu Chemical	64,500	3,746
Ship Healthcare Holdings	5,900	122
Shiseido	317,000	5,501
Shizuoka Bank	35,000	362
Showa	18,100	150
SKY Perfect JSAT Holdings	96	43
SMC	52,000	8,315
Softbank	111,600	3,318
Sojitz	370,700	667
Sony Financial Holdings	496,000	8,860
Square Enix Holdings	10,400	220
Stanley Electric	3,700	59
Sumitomo	2,900	42
Sumitomo Forestry	8,900	81
Sumitomo Heavy Industries	8,000	45
Sumitomo Metal Industries	27,000	55
Sumitomo Mitsui Financial Group	192,600	6,373
Sumitomo Mitsui Trust Holdings	1,003,220	3,218
Sumitomo Precision Products	29,000	173
Sumitomo Realty & Development	2,000	48
Sumitomo Rubber Industries	21,000	280
Suruga Bank	14,000	144
Suzuken	21,600	670
Suzuki Motor	6,100	147
T RAD	10,000	41
Taisei	29,000	76
Taisho Pharmaceutical Holdings	500	41
Takashimaya	31,000	259
Takeda Pharmaceutical	1,600	71
Tobu Railway	103,000	549
Toho	20,600	380
Toho Holdings	11,700	209
Tokai	2,800	58
Tokyo Electron	53,600	3,084
Tokyu	84,000	401
Tokyu Land	10,000	49
TonenGeneral Sekiyu	38,500	356
Toppan Forms	19,600	181
Toppan Printing	16,000	126

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Shares	Market Value ($ Thousands)
Topre	4,100	$43
Toray Industries	34,600	258
Toshiba	12,000	53
Toshiba TEC	96,000	383
Tosoh	41,000	115
Totetsu Kogyo	9,000	97
TOTO	15,000	114
Toyo Seikan Kaisha	8,800	127
Toyo Suisan Kaisha	10,000	261
Toyota Motor ADR(C)	25,066	2,176
Toyota Motor	355,300	15,413
Toyota Tsusho	71,300	1,460
Trend Micro	5,100	158
TS Tech	7,100	140
Ube Industries	116,000	317
Unicharm	4,900	260
Unipres	18,300	569
USS	1,520	155
Wacoal Holdings	175,704	2,094
Warabeya Nichiyo	10,000	169
Watabe Wedding	6,395	60
Xebio	1,700	46
Yamada Denki	530	33
Yamaguchi Financial Group	26,000	238
Yamato Holdings	61,300	953
Yamazaki Baking	23,000	331
Yamazen	7,600	64
Yaskawa Electric	571,500	5,403
Yellow Hat	12,500	208
Yokogawa Electric	21,300	217
Yokohama Rubber	39,000	282
Yuasa Trading	38,000	66
Zeon	92,000	857

		311,084

Jersey — 0.0%
Randgold Resources	2,676	230

Malaysia — 0.2%
Axiata Group	1,938,400	3,290

Malta — 0.0%
BGP Holdings*(D)	198,683	—

Mexico — 0.0%
Industrias, Cl B*	16,800	80

Netherlands — 5.1%
Aegon*	247,681	1,373
Akzo Nobel	257,089	15,157
ASML Holding	25,405	1,268
Boskalis Westminster	1,510	57
European Aeronautic Defence and Space	109,337	4,471
Gemalto	81,531	5,373
Heineken	12,038	668
Heineken Holding	8,856	414
Imtech	136,176	4,347

Description	Shares	Market Value ($ Thousands)
ING Groep*	777,086	$6,465
Koninklijke Ahold	428,428	5,928
Koninklijke DSM	761	44
Koninklijke KPN	11,146	122
Koninklijke Vopak	12,357	711
PostNL	786,416	4,849
QIAGEN*	1,306	20
Reed Elsevier	875,286	11,162
Royal Dutch Shell, Cl B	171,751	6,036
Royal Dutch Shell, Cl A	248,025	8,666
SBM Offshore	18,327	374
TNT Express	197,660	2,437
Unilever	222,577	7,563
Wolters Kluwer	278,145	5,260

		92,765

New Zealand — 0.2%
Chorus*	149,900	455
Contact Energy*	11,158	43
Fletcher Building	89,345	493
Telecom of New Zealand	1,081,597	2,149

		3,140

Norway — 0.8%
Aker Solutions	2,910	49
DNB	890,637	11,430
Gjensidige Forsikring	36,942	436
Marine Harvest	2,715,051	1,399
Orkla	10,674	84
Seadrill	24,095	901
Statoil	16,102	436
Telenor	17,750	329

		15,064

Poland — 0.1%
KGHM Polska Miedz	37,738	1,732

Portugal — 0.1%
Cimpor Cimentos de Portugal	45,104	300
Energias de Portugal	160,315	466
Galp Energia, Cl B	3,295	54
Jeronimo Martins(C)	25,731	523

		1,343

Puerto Rico — 0.0%
Triple-S Management, Cl B*	4,798	111

Russia — 0.5%
Gazprom ADR	171,363	2,120
NovaTek GDR	12,103	1,640
Sberbank of Russia ADR	332,738	4,455
Surgutneftegas ADR	8,414	82

		8,297

Singapore — 1.4%
City Developments	21,000	190
DBS Group Holdings	340,000	3,834
Fraser and Neave	71,000	378
GuocoLeisure	34,352	17
Jardine Cycle & Carriage	17,000	653

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	6

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Keppel	113,110	$989
Oversea-Chinese Banking	165,000	1,171
SembCorp Industries	317,600	1,334
SembCorp Marine	1,146,100	4,813
Singapore Airlines	512,000	4,386
Singapore Land	23,000	110
Singapore Press Holdings	86,400	269
Singapore Telecommunications	286,000	717
Transpac Industrial Holdings	36,000	54
United Overseas Bank	236,000	3,444
UOL Group	71,600	270
Wilmar International	112,000	436
Yangzijiang Shipbuilding Holdings	1,977,000	2,091

		25,156

South Africa — 0.8%
AngloGold Ashanti ADR	94,946	3,505
AngloGold Ashanti	83,773	3,083
Gold Fields(C)	376,772	5,155
Impala Platinum Holdings	100,086	1,970

		13,713

South Korea — 3.0%
Hyundai Heavy Industries	15,121	4,290
Hyundai Mobis	38,881	9,831
Hyundai Motor	11,256	2,315
Kia Motors	27,044	1,769
Korea Electric Power ADR	205,475	1,999
KT ADR	340,100	4,656
KT&G	142,388	10,104
Samsung Electronics	11,199	12,602
Shinhan Financial Group	93,150	3,597
SK Telecom ADR	301,044	4,187

		55,350

Spain — 1.6%
Abertis Infraestructuras	35,822	609
Acciona	6,033	421
Acerinox(C)	2,927	37
ACS Actividades de Construccion y Servicios	1,271	32
Amadeus IT Holding, Cl A	8,107	153
Banco Bilbao Vizcaya Argentaria(C)	41,522	330
Banco de Sabadell(C)	193,741	527
Banco Popular Espanol(C)	530,276	1,900
Banco Santander	385,922	2,965
Bankia*(C)	16,300	59
Bankinter	45,316	237
CaixaBank	32,116	125
Distribuidora Internacional de Alimentacion*	13,136	65
EDP Renovaveis*	28,788	143
Enagas	300,564	5,776
Endesa	8,158	162
Ferrovial(C)	56,619	650
Fomento de Construcciones y Contratas(C)	11,687	261
Gas Natural	81,143	1,294
Grifols(C)	21,025	448
Iberdrola	16,900	96
Inditex(C)	6,937	663

Description	Shares	Market Value ($ Thousands)
Indra Sistemas(C)	387,042	$4,736
Mapfre	119,323	384
Red Electrica	13,844	676
Repsol	56,208	1,408
Tecnicas Reunidas(C)	107,286	4,463
Telefonica	10,541	172
Zardoya Otis(C)	12,511	162

		28,954

Sweden — 1.6%
Alfa Laval	5,741	118
Atlas Copco, Cl A	40,426	976
Atlas Copco, Cl B(C)	42,856	921
Boliden	3,260	51
Elekta, Cl B	94,033	4,746
Getinge, Cl B	17,187	488
Hennes & Mauritz, Cl B	11,508	415
Industrivarden, Cl C	69,880	1,035
Investor, Cl B	2,946	65
Kinnevik Investment, Cl B	8,871	206
Lundin Petroleum*	27,925	597
Millicom International Cellular	6,842	773
Nordea Bank(C)	307,920	2,791
Skandinaviska Enskilda Banken, Cl A	669,117	4,740
SKF, Cl B	1,984	48
Swedbank, Cl A	93,877	1,455
Swedish Match	28,041	1,113
Tele2, Cl B	17,126	349
Telefonaktiebolaget LM Ericsson, Cl B	674,502	6,968
Telefonaktiebolaget LM Ericsson ADR	142,514	1,469
Volvo, Cl B	19,075	277

		29,601

Switzerland — 8.8%
ABB	14,771	303
Aryzta	6,590	325
Baloise Holding	4,809	387
Barry Callebaut	35	35
Basler Kantonalbank	659	82
Compagnie Financiere Richemont	49,046	3,071
Credit Suisse Group	138,364	3,939
Dufry	1,080	141
Forbo Holding	67	49
Geberit	1,797	376
Georg Fischer	666	304
Givaudan	14,068	13,541
Glencore International	15,637	97
Helvetia Holding	415	154
Holcim	980	64
Julius Baer Group	139,022	5,605
Kuehne & Nagel International	2,867	387
Lindt & Spruengli	19	706
Lindt & Spruengli PC	139	446
Lonza Group	2,403	124
Nestle	402,739	25,309
Novartis	375,011	20,729
OC Oerlikon*	81,649	723
Pargesa Holding	800	58
Partners Group Holding	1,220	238

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Shares	Market Value ($ Thousands)
Roche Holding	168,356	$29,262
Schindler Holding	574	69
Schindler Holding PC	944	113
SGS	4,874	9,469
Sika	2,387	5,160
Sonova Holding	1,321	147
Sulzer	57,129	8,109
Swatch Group	3,326	1,529
Swatch Group Registered	1,772	142
Swiss Life Holding	1,972	234
Swiss Re	3,920	250
Swisscom	2,363	954
Syngenta	4,050	1,399
UBS	199,419	2,796
UBS Foreign	413,841	5,792
Xstrata	308,722	5,268
Zurich Financial Services	43,152	11,582

		159,468

Taiwan — 0.1%
United Microelectronics ADR(C)	691,541	1,694

Thailand — 0.4%
Kasikornbank	1,220,000	6,090
Total Access Communication	213,100	567

		6,657

United Kingdom — 18.2%
Acergy	222,880	5,892
Aggreko	17,759	638
AMEC	426,016	7,542
Amlin	928,101	4,891
Antofagasta	8,855	163
ARM Holdings	192,684	1,823
Associated British Foods	33,099	645
AstraZeneca	234,656	10,419
Aviva	1,073,851	5,688
Babcock International Group	63,003	802
BAE Systems	987,921	4,734
Balfour Beatty	1,096,880	5,003
Barclays	1,304,061	4,902
BG Group	544,934	12,607
BHP Billiton	119,602	3,645
BP	1,341,490	9,914
BP ADR	54,757	2,464
British American Tobacco	270,212	13,602
British Land(B)	105,141	806
British Sky Broadcasting Group	122,377	1,322
BT Group, Cl A	676,591	2,447
Bunzl	441,473	7,082
Burberry Group	42,591	1,019
Cairn Energy	502,100	2,592
Capita	487,807	5,709
Centrica	1,287,868	6,511
Compass Group	25,002	262
Davis Service Group	44,500	371
Diageo	253,261	6,080
Eurasian Natural Resources	438,112	4,147
Fresnillo	16,360	418
G4S	129,156	562
GKN	76,629	252

Description	Shares	Market Value ($ Thousands)
GlaxoSmithKline	467,707	$10,436
Hammerson(B)	15,746	105
Home Retail Group	2,966,913	5,404
HSBC Holdings	1,743,770	15,429
ICAP	572,800	3,595
Imperial Tobacco Group	122,867	4,976
Informa	722,603	5,097
International Power	43,137	279
Intertek Group	11,665	468
ITV	130,417	184
Johnson Matthey	4,102	155
Kazakhmys	102,581	1,488
Kingfisher	1,259,626	6,173
Land Securities Group(B)	87,487	1,010
Legal & General Group	394,502	824
Lloyds Banking Group*	2,764,710	1,484
London Stock Exchange Group	28,459	470
Marks & Spencer Group	8,096	49
Meggitt	46,523	300
Michael Page International	481,352	3,692
National Grid	33,623	339
Next	20,111	958
Old Mutual	37,952	96
Pearson	65,645	1,222
Petrofac	338,612	9,414
Polyus Gold International GDR*	493,318	1,505
Premier Oil*	782,626	4,905
Prudential	572,349	6,836
QinetiQ Group	159,597	406
Reckitt Benckiser Group	1,563	88
Reed Elsevier	584,947	5,187
Rexam	969,901	6,634
Rio Tinto	235,858	12,986
Rio Tinto ADR(C)	71,000	3,947
Rolls-Royce Holdings	564,839	7,328
Royal Bank of Scotland Group*	1,997,752	882
SABMiller	20,925	839
Sage Group	1,136,534	5,433
Schroders	13,843	349
Severn Trent	38,036	938
Shire	92,975	3,001
Smith & Nephew	908	9
SSE	72,843	1,547
Standard Chartered	11,603	289
Standard Life	45,954	169
Tate & Lyle	28,489	321
Tesco	3,148,362	16,600
Tullow Oil	233,575	5,699
Unilever	14,272	471
United Utilities Group	613,708	5,898
Vodafone Group	7,891,581	21,712
Weir Group	15,962	450
Whitbread	1,858	55
Willis Group Holdings	139,700	4,887
WM Morrison Supermarkets	192,409	916
Wolseley	10,358	395
WPP	7,475	102
Xyratex	9,126	145

		329,530

United States — 0.7%
Aircastle	16,352	200

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	8

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Apple*	5,101	$3,058
Arctic Cat*	2,755	118
Buckeye Technologies	7,170	244
Calamos Asset Management, Cl A	12,204	160
Cambrex*	14,189	99
Central Garden and Pet, Cl A*	6,332	61
CNO Financial Group*	72,283	562
Magnachip Semiconductor*	7,654	92
Marcus	6,186	78
Movado Group	4,619	113
Newmont Mining	89,700	4,599
Philip Morris International	1,578	140
Providence Service*	3,464	54
Smithfield Foods*	12,228	269
Synthes(E)	13,245	2,295
Thomas Properties Group	9,252	42
USANA Health Sciences*	1,951	73
VOXX International, Cl A*	5,185	70

		12,327

Total Common Stock (Cost $1,702,948) ($ Thousands)		1,741,622

PREFERRED STOCK — 0.2%
Germany — 0.2%
Bayerische Motoren Werke	4,544	269
Draegerwerk	2,624	294
Henkel	22,349	1,635
Porsche	2,540	150
ProSiebenSat. 1 Media	13,659	350
Volkswagen	8,489	1,491

Total Preferred Stock (Cost $3,808) ($ Thousands)		4,189

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bill (F) (H)
0.069%, 11/15/12	$270	270
0.046%, 06/28/12	3,359	3,358
0.046%, 09/20/12	1,238	1,237
0.040%, 08/23/12	152	152
0.024%, 05/31/12	250	250

Total U.S. Treasury Obligations (Cost $5,268) ($ Thousands)		5,267

	Number Of Rights
RIGHTS — 0.0%

Australia — 0.0%
Beach Energy, Expires 04/24/12*	65	5

Total Rights (Cost $0) ($ Thousands)		5

AFFILIATED PARTNERSHIP — 2.1%

United States — 2.1%
SEI Liquidity Fund, L.P. 0.180%** † (G)	40,189,727	38,488

Total Affiliated Partnership (Cost $40,190) ($ Thousands)		38,488

Description	Shares/Face Amount ($ Thousands)		Market Value ($ Thousands)
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080% ** †		19,980,834	$19,981

Total Cash Equivalent (Cost $19,981) ($ Thousands)			19,981

TIME DEPOSITS — 2.1%

United States — 2.1%
Brown Brothers Harriman
4.500%, 04/02/12	ZAR	802	104
3.587%, 04/02/12	AUD	74	76
1.650%, 04/02/12	NZD	1	1
0.797%, 04/02/12	SEK	9	1
0.550%, 04/02/12	NOK	714	125
0.234%, 04/02/12	CAD	2	2
0.056%, 04/02/12	GBP	687	1,098
0.050%, 04/02/12	EUR	327	435
0.030%, 04/02/12		34,675	34,675
0.020%, 04/02/12	DKK	38	7
0.010%, 04/02/12	JPY	55,270	672
0.010%, 04/02/12	SGD	6	4
0.005%, 04/02/12	CHF	663	734
0.005%, 04/02/12	HKD	2,578	332

Total Time Deposits (Cost $38,266) ($ Thousands)			38,266

Total Investments — 101.8% (Cost $1,810,461) ($ Thousands)			$1,847,818

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	262	Jun-2012	$(223)
FTSE 100 Index	81	Jun-2012	(192)
Hang Seng Index	9	May-2012	(27)
SPI 200 Index	23	Jun-2012	25
Topix Index	57	Jun-2012	182

			$(235)

For the six months ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,814,615 ($ Thousands).

†	Investment in Affiliated Security (See Note 4).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2012 was $68 ($ Thousands) and represented 0.0% of Net Assets.

9	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

(B)	Real Estate Investment Trust.
(C)	This security or a partial position of this security is on loan at March 31, 2012.The total market value of securities on loan at March 31, 2012 was $39,000 ($ Thousands) (See Note 8).
(D)	Securities considered illiquid. The total market value of such securities as of March 31, 2012 was $354 ($ Thousands) and represented 0.0% of Net Assets.
(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2012 was $38,488 ($ Thousands).
(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
Cl	— Class
DJ	— Dow Jones
DKK	— Danish Krone
EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound Sterling
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
L.P.	— Limited Partnership
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krone
SGD	— Singapore Dollar
Ser	— Series
SPI	— Share Price Index
ZAR	— South African Rand

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,741,268	$—	$354	$1,741,622
Preferred Stock	4,189	—	—	4,189
U.S. Treasury Obligations	—	5,267	—	5,267
Rights	5	—	—	5
Affiliated Partnership	—	38,488	—	38,488
Cash Equivalent	19,981	—	—	19,981
Time Deposits	—	38,266	—	38,266

Total Investments in Securities	$1,765,443	$82,021	$354	$1,847,818

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(235)	$—	$—	$(235)

Total Other Financial Instruments	$(235)	$—	$—	$(235)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer into Level 3	354
Net transfer out of Level 3	—

Ending balance as of March 31, 2012	$354

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

For the six months ended March 31, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (See Note 2).

For the six months ended March 31, 2012, there were transfers from Level 2 into Level 3 assets and liabilities. The primary reason for changes in the classifications between Level 2 and Level 3 occurs when trading of such securities are halted on the primary exchange on which they are traded.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	10

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.3%

Argentina — 0.3%
Tenaris ADR	33,098	$1,266
YPF ADR	50,800	1,443

		2,709

Brazil — 10.0%
All America Latina Logistica	146,340	731
B2W Cia Global Do Varejo*	47,600	215
Banco Bradesco ADR	326,318	5,711
Banco do Brasil	79,380	1,128
Banco Santander Brasil ADR	377,204	3,459
BM&FBovespa	447,951	2,748
BR Malls Participacoes	109,700	1,419
Brasil Insurance Participacoes e Administracao	143,800	1,544
Braskem ADR	54,910	875
BRF - Brasil Foods ADR	75,120	1,503
Centrais Eletricas Brasileiras	142,980	1,329
Cia de Saneamento Basico do Estado de Sao Paulo ADR	513	39
Cia Hering	147,825	3,821
Cielo	24,389	824
Cosan Industria e Comercio	36,853	685
Cyrela Brazil Realty Empreendimentos e Participacoes	246,067	2,192
Embraer ADR	57,884	1,851
Even Construtora e Incorporadora	198,739	757
Fibria Celulose	24,000	197
Fibria Celulose ADR	253,295	2,125
Gerdau ADR	672,261	6,474
Gol Linhas Aereas Inteligentes ADR	122,245	823
Grendene	106,359	565
Helbor Empreendimentos	36,739	552
Hypermarcas	212,560	1,502
Iochpe-Maxion	65,969	1,302
JBS*	214,600	894
Kroton Educacional*	98,900	1,432
Localiza Rent a Car	176,612	3,253
Magazine Luiza*	13,200	87
Magnesita Refratarios*	158,400	593
MRV Engenharia e Participacoes	466,632	3,307
Multiplus	82,200	1,703
Obrascon Huarte Lain Brasil	5,209	220
OGX Petroleo e Gas Participacoes*	101,750	843
OSX Brasil*	88,600	796
PDG Realty Empreendimentos e Participacoes	391,270	1,349
Petroleo Brasileiro ADR	321,115	8,529
Petroleo Brasileiro	75,522	1,001
Porto Seguro	71,570	777
QGEP Participacoes	141,200	1,013
Qualicorp*	77,800	669
Redecard	15,224	296
Restoque Comercio e Confeccoes de Roupas	21,300	439
Santos Brasil Participacoes	60,920	1,066

Description	Shares	Market Value ($ Thousands)
Sao Martinho	7,192	$92
Sul America	113,679	1,054
Telefonica Brasil ADR	51,402	1,574
Telegraph Norte Leste ADR	95,165	1,080
Tim Participacoes ADR	59,231	1,911
Totvs	158,760	2,919
Vale	60,431	1,412
Vale ADR, Cl B	287,365	6,704

		89,384

Canada — 0.9%
Alamos Gold	83,900	1,537
First Majestic Silver*	45,800	760
Pacific Rubiales Energy	127,379	3,714
Yamana Gold	109,840	1,716

		7,727

Chile — 0.5%
Banco Santander Chile ADR	8,243	710
Cia Cervecerias Unidas ADR	4,499	354
Enersis ADR	38,797	783
Lan Airlines ADR	27,255	793
Sociedad Quimica y Minera de Chile ADR	23,194	1,361

		4,001

China — 11.9%
AAC Technologies Holdings	1,210,680	3,290
Agricultural Bank of China	8,479,432	3,637
Asia Cement China Holdings	300,500	151
Baidu ADR*	22,176	3,233
Bank of China	7,384,411	2,977
Bank of Communications	2,098,347	1,586
Beijing Capital International Airport	1,840,000	1,064
BYD Electronic International	1,916,500	578
China Coal Energy	912,000	1,023
China Construction Bank	10,605,807	8,196
China Dongxiang Group	4,434,000	731
China Liansu Group Holdings	1,965,700	1,241
China Life Insurance	648,000	1,682
China Merchants Bank	1,071,431	2,191
China National Building Material	892,500	1,125
China National Materials	7,335,438	2,976
China Petroleum & Chemical ADR(A)	19,974	2,172
China Petroleum & Chemical	1,696,000	1,848
China Railway Construction	606,000	377
China Railway Group	1,655,000	531
China Shenhua Energy(B)	269,003	1,135
China Telecom	2,738,000	1,516
China Vanke, Cl B	1,085,200	1,287
China Zhongwang Holdings	483,005	174
Chongqing Rural Commercial Bank*	3,163,862	1,512
Daphne International Holdings	3,472,800	4,759
Dongfeng Motor Group	720,120	1,300
First Tractor	2,495,900	2,514
Focus Media Holding ADR	37,000	929

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Shares	Market Value ($ Thousands)
Foxconn International Holdings*	5,600,000	$3,989
Giant Interactive Group ADR(A)	92,231	452
Golden Eagle Retail Group	452,200	1,155
Great Wall Motor	866,781	1,686
Guangzhou Automobile Group	1,224,415	1,214
Guangzhou R&F Properties	260,665	311
Haitian International Holdings	47,220	53
Harbin Electric	502,682	527
Hidili Industry International Development	3,465,366	1,232
Huaneng Power International	1,958,800	1,065
Industrial & Commercial Bank of China	12,651,912	8,164
Inner Mongolia Yitai Coal, Cl B	137,698	735
Lianhua Supermarket Holdings	880,927	1,002
Netease.com ADR*	22,679	1,318
PetroChina	2,850,119	4,031
PetroChina ADR	26,292	3,695
PICC Property & Casualty	984,000	1,171
Ping An Insurance Group	308,500	2,332
Prince Frog International Holdings*	3,680,600	1,361
Renhe Commercial Holdings	8,435,078	587
Sina*	21,200	1,378
Sinotrans	2,737,000	511
Soho China	1,075,528	780
Sohu.com*	36,900	2,036
Tencent Holdings	78,000	2,176
Tingyi Cayman Islands Holding	484,000	1,399
Travelsky Technology	362,880	190
Tsingtao Brewery	226,000	1,221
Weiqiao Textile	892,900	460
Youku.com ADR*	40,233	885
Zhejiang Expressway	1,012,000	756
Zoomlion Heavy Industry Science and Technology	2,025,860	2,698

		106,305

Colombia — 0.7%
Almacenes Exito	20,393	295
BanColombia ADR, Cl R	43,951	2,842
Ecopetrol	177,094	535
Ecopetrol ADR	35,300	2,156

		5,828

Cyprus — 0.4%
Eurasia Drilling GDR(C)	141,269	3,895

Czech Republic — 0.2%
CEZ	16,165	692
Komercni Banka	5,196	1,030

		1,722

Egypt — 0.1%
Commercial International Bank Egypt	200,196	832

Description	Shares	Market Value ($ Thousands)
Orascom Telecom Media And Technology Holding GDR*	157,743	$175

		1,007

Guernsey — 0.1%
Chariot Oil & Gas*	214,139	677
Etalon Group GDR*(C)(D)	56,800	389

		1,066

Hong Kong — 6.2%
Chaoda Modern Agriculture*(D)	2,056,181	291
China High Precision Automation Group	1,385,624	479
China Mengniu Dairy	890,815	2,610
China Mobile ADR	59,940	3,301
China Mobile	894,934	9,850
China Pharmaceutical Group	799,023	183
China Power International Development	2,803,200	614
China Resources Enterprise	167,353	584
China Resources Gas Group	1,817,276	3,478
China Resources Power Holdings	631,339	1,169
China State Construction International Holdings	3,612,584	3,364
China Unicom Hong Kong ADR	157,890	2,653
China Unicom Hong Kong	794,812	1,347
CNOOC ADR	8,610	1,759
CNOOC	1,218,948	2,506
Cosco International Holdings	208,805	90
COSCO Pacific	304,000	459
Dah Chong Hong Holdings	1,033,200	1,097
Global Bio-Chemical Technology Group	1,851,300	362
GOME Electrical Appliances Holding(D)	2,122,772	440
Haier Electronics Group*	1,361,300	1,543
Hengdeli Holdings	5,316,000	2,246
KWG Property Holding	2,798,097	1,615
Lenovo Group	1,400,552	1,261
Li & Fung	284,000	652
Minth Group	322,000	373
NWS Holdings	395,603	605
Shanghai Industrial Holdings	301,000	929
Sinolink Worldwide Holdings	1,610,532	133
SJM Holdings	1,105,405	2,250
Skyworth Digital Holdings	284,000	133
TPV Technology	407,890	97
Vinda International Holdings	3,083,276	4,765
Xinyi Glass Holdings	2,472,944	1,510
Yuexiu Real Estate Investment(E)	266,538	138

		54,886

Hungary — 0.1%
EGIS Pharmaceuticals	1,778	118
OTP Bank	14,249	246
Richter Gedeon	2,078	355

		719

India — 5.8%
Allahabad Bank	70,482	257
Andhra Bank	282,735	661
Asian Paints	21,935	1,396

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	2

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Bajaj Holdings and Investment	12,648	$202
Ballarpur Industries	1,440,651	725
Bank of Baroda	30,788	481
Bank of India	86,830	618
Cairn India*	627,671	4,114
Canara Bank	57,280	535
Chambal Fertilizers & Chemicals	401,047	609
Corporation Bank	14,494	121
Cummins India	112,060	1,090
Divi’s Laboratories	68,883	1,036
Glenmark Pharmaceuticals	134,070	814
Godrej Consumer Products	105,045	990
Grasim Industries	9,116	470
Gujarat Mineral Development	33,536	120
Gujarat State Petronet	368,730	554
Havells India	105,275	1,182
HCL Technologies	216,253	2,051
HDFC Bank ADR	35,100	1,197
Hindustan Petroleum	140,050	835
ICICI Bank	700	12
ICICI Bank ADR	110,264	3,845
India Cements	484,880	1,061
Indiabulls Financial Services	204,947	833
Indian Bank	137,357	658
IRB Infrastructure Developers	280,425	1,028
Jubilant Life Sciences	169,946	666
Larsen & Toubro	37,172	955
Mahindra & Mahindra GDR	92,113	1,266
Mangalore Refinery & Petrochemicals	75,141	101
McLeod Russel India	20,755	111
NMDC	170,580	539
Oil & Natural Gas	212,426	1,119
Oil India	6,675	67
Oriental Bank of Commerce	173,340	860
Patni Computer Systems*	45,417	440
Prestige Estates Projects	257,745	507
Reliance Industries	193,460	2,850
Reliance Industries GDR(C)	95,152	2,774
Rolta India	284,000	523
Rural Electrification	199,947	806
Shriram Transport Finance	215,279	2,539
State Bank of India GDR(C)	8,510	700
State Bank of India	61,589	2,534
Steel Authority of India	202,520	375
Sterlite Industries India	304,470	664
Sterlite Industries India ADR	45,590	389
Syndicate Bank	205,445	448
Tata Chemicals	94,046	640
Tata Consultancy Services	45,000	1,032
Ultratech Cement	3,611	107
United Phosphorus	76,264	195
Yes Bank	151,815	1,099

		51,801

Indonesia — 2.5%
AKR Corporindo	2,891,500	1,360
Aneka Tambang	3,451,394	679
Astra Agro Lestari	310,399	793
Astra International	93,076	753
Bank Bukopin	3,373,948	243

Description	Shares	Market Value ($ Thousands)
Bank Mandiri	1,435,734	$1,076
Bank Negara Indonesia Persero	1,231,500	539
Bank Rakyat Indonesia Persero	6,521,515	4,957
Charoen Pokphand Indonesia	1,250,684	376
Global Mediacom(D)	5,059,488	885
Harum Energy	533,100	475
Indo Tambangraya Megah	93,000	442
Indosat	1,341,000	741
Japfa Comfeed Indonesia	527,131	238
Medco Energi Internasional	1,716,000	403
Perusahaan Perkebunan London Sumatra Indonesia	2,887,911	908
Sampoerna Agro	282,000	110
Semen Gresik Persero	1,049,200	1,406
Tambang Batubara Bukit Asam	530,500	1,189
Telekomunikasi Indonesia	1,440,600	1,103
United Tractors	1,028,071	3,710
Vale Indonesia	571,500	211

		22,597

Ireland — 0.1%
Kenmare Resources*	1,446,826	1,159

Israel — 0.3%
Israel Chemicals	238,672	2,758

Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan GDR*	203,865	1,325
Zhaikmunai LP GDR*	109,223	1,222

		2,547

Macau — 0.2%
Sands China	438,300	1,713

Malaysia — 1.8%
Affin Holdings	96,100	95
AMMB Holdings	29,200	60
Axiata Group	1,268,836	2,154
Berjaya Sports Toto	222,804	318
British American Tobacco Malaysia	24,889	460
Dialog Group	44,380	31
Digi.Com	630,295	835
DRB-Hicom	906,472	746
Gamuda	1,239,083	1,472
Genting Malaysia	780,969	999
Hong Leong Financial Group	79,400	319
IOI	100,415	175
KLCC Property Holdings	106,600	118
Kuala Lumpur Kepong	42,900	345
Kulim Malaysia	176,700	241
Lafarge Malayan Cement	51,587	121
Malayan Banking	185,688	538
Malaysia Building Society	598,573	426
Media Prima	86,747	76
Multi-Purpose Holdings	55,062	50
Parkson Holdings	315,418	553

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Shares	Market Value ($ Thousands)
Petronas Dagangan	36,412	$225
Pharmaniaga	1,277	—
Public Bank	276,700	1,232
Telekom Malaysia	263,576	458
Tenaga Nasional	462,325	970
Top Glove	1,023,028	1,503
Tradewinds Malaysia	18,350	57
UEM Land Holdings*	1,694,400	1,239
UMW Holdings	80,044	191

		16,007

Mexico — 4.0%
Alfa, Cl A	117,915	1,695
America Movil, Ser L	1,110,042	1,379
America Movil ADR, Ser L	109,355	2,715
Cemex ADR*	266,458	2,068
Consorcio ARA	781,500	262
Desarrolladora Homex ADR*	89,283	1,675
Empresas ICA ADR*	86,480	657
Fomento Economico Mexicano ADR	41,662	3,428
Genomma Lab Internacional, Cl B*	1,252,030	2,287
GEO*	2,063,430	3,217
Gruma, Cl B*	233,286	621
Grupo Bimbo, Ser A	357,006	832
Grupo Financiero Banorte, Cl O	992,407	4,406
Grupo Herdez	31,815	66
Grupo Mexico, Ser B	565,186	1,782
Grupo Modelo	259,600	1,818
Grupo Televisa ADR	142,925	3,013
Industrias, Cl B*	44,233	212
Kimberly-Clark de Mexico, Cl A	843,600	1,883
Wal-Mart de Mexico, Ser V	389,735	1,306

		35,322

Netherlands — 0.3%
VimpelCom ADR	107,710	1,202
Yandex, Cl A*	44,100	1,185

		2,387

Peru — 0.4%
BBVA Banco Continental	74,908	191
Cia de Minas Buenaventura ADR	30,700	1,238
Credicorp	15,600	2,056
Intergroup Financial Services*	8,266	273
Sociedad Minera Cerro Verde*	4,469	188

		3,946

Philippines — 0.8%
Alliance Global Group	2,929,700	860
BDO Unibank	1,146,650	1,768
Energy Development	5,179,928	724
International Container Terminal Services	1,132,554	1,728
Nickel Asia	142,900	110
Rizal Commercial Banking	66,500	65
Security Bank	70,270	234
SM Investments	102,164	1,570
Universal Robina	281,834	413

		7,472

Description	Shares	Market Value ($ Thousands)
Poland — 0.7%
Asseco Poland	43,759	$700
Bank Pekao	11,410	567
Jastrzebska Spolka Weglowa*	11,100	336
KGHM Polska Miedz	27,069	1,242
Polish Oil & Gas	454,630	589
Polski Koncern Naftowy Orlen	182,942	2,191
Powszechny Zaklad Ubezpieczen	8,676	904

		6,529

Russia — 7.2%
Alliance Oil*	196,891	2,166
Gazprom ADR	870,145	10,764
Globaltrans Investment GDR(C)	197,866	3,381
Lukoil ADR	136,271	8,284
Magnit GDR(B)	147,305	4,293
Mail.ru Group GDR*	58,425	2,305
MMC Norilsk Nickel ADR	87,402	1,599
Mobile Telesystems ADR	169,839	3,115
NovaTek GDR	9,205	1,247
Pharmstandard GDR*	64,174	1,138
Rosneft Oil GDR	471,845	3,342
Sberbank of Russia ADR	944,448	12,453
Severstal GDR	44,040	587
Surgutneftegas ADR	36,014	353
Tatneft ADR	8,446	345
TMK GDR	144,519	1,937
Uralkali GDR	45,443	1,714
VTB Bank GDR	823,986	3,716
X5 Retail Group GDR*	49,972	1,146

		63,885

Singapore — 0.4%
China Yuchai International	36,608	581
Golden Agri-Resources (SGD)	2,430,000	1,517
Yangzijiang Shipbuilding Holdings	915,801	969

		3,067

South Africa — 6.2%
ABSA Group	181,321	3,686
African Bank Investments	329,693	1,712
Anglo American Platinum(A)	37,298	2,595
ArcelorMittal South Africa	137,396	1,002
AVI	62,866	380
Barloworld	360,239	4,693
Bidvest Group	46,729	1,095
Coronation Fund Managers	29,871	111
Exxaro Resources	206,483	5,331
FirstRand	295,681	913
Gold Fields	81,483	1,115
Impala Platinum Holdings	45,655	899
Imperial Holdings	62,631	1,265
Investec	146,646	901
JD Group	118,930	767
Kumba Iron Ore(A)	16,328	1,119
Liberty Holdings	81,851	965
Life Healthcare Group Holdings	506,548	1,650
Mondi	71,180	668
MTN Group	201,445	3,544
Murray & Roberts Holdings(A)	270,490	990
Naspers, Cl N(B)	47,908	2,691

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	4

SCHEDULE OF INVESTMENTS (unaudited)

Emerging Markets Equity Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Netcare	200,833	$372
RMB Holdings	169,276	690
Sanlam	249,428	1,078
Sappi	89,552	331
Sasol ADR	21,275	1,035
Sasol	32,883	1,588
Shoprite Holdings	96,070	1,719
Standard Bank Group	484,944	7,037
Telkom	144,940	453
Vodacom Group	122,146	1,721
Woolworths Holdings	216,466	1,358

		55,474

South Korea — 12.7%
BS Financial Group	112,308	1,318
CJ	12,687	954
CrucialTec*	748	8
Daelim Industrial	6,417	694
Daesang	26,730	370
Daishin Securities	38,332	376
Daou Technology	21,897	254
Daum Communications	17,952	1,887
Doosan	5,165	688
Grand Korea Leisure	42,280	815
GS Home Shopping	3,689	366
Halla Climate Control	19,303	376
Hana Financial Group	19,620	739
Hite Jinro	48,619	1,105
Hynix Semiconductor	44,340	1,145
Hyundai Department Store	558	86
Hyundai Development	40,930	898
Hyundai Hysco	25,224	893
Hyundai Mobis	7,032	1,778
Hyundai Motor	24,602	5,059
Industrial Bank of Korea	51,700	627
KB Financial Group	57,694	2,105
KB Financial Group ADR	70,665	2,593
KCC	8,471	2,437
Kia Motors	16,539	1,082
Korea Electric Power*	69,570	1,375
Korea Exchange Bank	256,280	1,959
Korea Zinc	3,857	1,333
KP Chemical	20,526	280
KT ADR	162,820	2,229
KT	8,060	224
KT&G	34,225	2,429
LG	15,300	878
LG Chem	10,224	3,339
LG Display ADR	80,040	942
LG Electronics	32,509	2,376
LG Fashion	29,590	1,043
LG Uplus	6,251	38
Lotte Chilsung Beverage	1,434	1,539
Lotte Confectionery	1,090	1,596
Mando	14,674	2,156
Mirae Asset Securities*	27,440	960
Nong Shim	6,755	1,356
POSCO	3,851	1,292
POSCO ADR	970	81
Samsung Electronics	28,670	32,262
Samsung Engineering	7,278	1,554

Description	Shares	Market Value ($ Thousands)
Samsung Fire & Marine Insurance*	5,309	$1,003
Samsung Life Insurance	26,059	2,277
Shinhan Financial Group	109,415	4,225
Shinsegae	5,549	1,170
Silicon Works	89,213	2,673
SK Chemicals	14,951	844
SK Holdings	7,790	1,014
SK Innovation	4,137	604
SK Telecom ADR	300,599	4,181
SK Telecom	8,626	1,062
Sung Kwang Bend	46,531	951
Taekwang Industrial	109	112
Tong Yang Life Insurance*	25,948	329
Woongjin Coway	51,830	1,720
Youngone	4,540	87
Yuhan	8,230	857

		113,003

Taiwan — 8.4%
Acer	539,000	715
Asustek Computer	147,740	1,394
AU Optronics ADR	144,290	658
AU Optronics	856,000	396
Catcher Technology	105,000	742
Chicony Electronics	146,317	288
China Steel Chemical*	154,800	734
Chinatrust Financial Holding	743,311	467
Chunghwa Telecom ADR	47,140	1,450
Chunghwa Telecom	451,056	1,389
Compal Electronics	261,000	294
E Ink Holdings	590,963	773
Epistar	634,000	1,617
Evergreen Marine Taiwan	2,944,708	2,025
Farglory Land Development	461,834	929
Formosa Chemicals & Fibre	159,321	465
Formosa Taffeta	88,000	85
Fubon Financial Holding	560,991	632
GeoVision*	159,000	749
Highwealth Construction	216,952	376
Hon Hai Precision Industry	2,567,384	9,960
HTC	43,000	870
Huaku Development	161,742	410
Hung Poo Real Estate Development	697,727	742
KGI Securities	862,631	364
Lite-On Technology	886,745	1,073
Merida Industry	624,000	2,004
Nan Ya Printed Circuit Board	549,049	1,202
Novatek Microelectronics	248,000	755
Pegatron	929,738	1,449
Phison Electronics	290,000	2,481
Pou Chen	992,000	862
Powertech Technology	354,500	691
President Chain Store	117,652	654
Radiant Opto-Electronics	517,920	2,299
Siliconware Precision Industries	707,000	858
Siliconware Precision Industries ADR	9,590	58
Silitech Technology	74,885	172
Simplo Technology	223,268	1,683

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Shares	Market Value ($ Thousands)
SinoPac Financial Holdings	3,757,006	$1,356
Soft-World International	130,027	292
Standard Foods	269,000	916
Synnex Technology International	1,338,783	3,325
Taishin Financial Holding	2,231,220	892
Taiwan Semiconductor Manufacturing	1,592,027	4,580
Taiwan Semiconductor Manufacturing ADR	389,477	5,951
Tatung*	1,036,428	302
Teco Electric and Machinery	985,000	679
Transcend Information	230,640	666
Tripod Technology	1,079,802	3,622
TSRC	203,300	520
TXC	453,424	714
U-Ming Marine Transport	369,000	636
United Microelectronics ADR	741,010	1,815
United Microelectronics	4,254,293	2,083
Yageo	786,105	236
Young Fast Optoelectronics	224,723	553
Yuanta Financial Holding	1,845,399	960

		74,863

Thailand — 2.4%
Airports of Thailand	986,700	1,863
Bangkok Bank	441,700	2,649
Bangkok Bank Foreign	337,600	2,123
Bangkok Bank NVDR	439,595	2,636
Big C Supercenter	53,100	282
CP ALL	303,491	644
CP Seven Eleven PCL	385,588	819
Kasikornbank	53,100	269
Kasikornbank NVDR	392,800	1,961
Kiatnakin Bank	269,344	323
Krung Thai Bank	535,700	304
Krung Thai Bank NVDR	1,031,670	585
Land and Houses	3,276,100	733
PTT	166,900	1,915
PTT Exploration & Production	269,739	1,526
Siam Cement NVDR	90,700	1,044
Siam Commercial Bank	286,100	1,331
Siam Makro	25,143	292

		21,299

Turkey — 2.0%
Aksa Akrilik Kimya Sanayii	325,609	866
Arcelik	64,613	288
Aselsan Elektronik Sanayi Ve Ticaret	227,056	1,350
Asya Katilim Bankasi*	533,610	586
Bizim Toptan Satis Magazalari	98,024	1,339
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	158,566	186
Ford Otomotiv Sanayi	50,585	477
Koza Altin Isletmeleri	62,598	1,187
Tofas Turk Otomobil Fabrikasi	113,416	485
Tupras Turkiye Petrol Rafinerileri	40,478	1,033
Turkcell Iletisim Hizmetleri	132,560	678
Turkcell Iletisim Hizmetleri ADR	79,135	997
Turkiye Garanti Bankasi	863,124	3,418
Turkiye Is Bankasi, Cl C	824,314	2,030

Description	Shares	Market Value ($ Thousands)
Turkiye Sise ve Cam Fabrikalari	895,085	$1,702
Ulker Biskuvi Sanayi	49,776	157
Yapi ve Kredi Bankasi	660,891	1,334

		18,113

United Arab Emirates — 0.2%
Dragon Oil	196,833	1,962
United Kingdom — 1.2%
Afren*	876,950	1,869
African Barrick Gold	95,430	586
Anglo American ADR	56,840	1,069
BG Group(B)	66,336	1,535
Hikma Pharmaceuticals	92,676	1,005
JKX Oil & Gas	118,340	303
Petrofac	26,200	728
Tullow Oil(B)	134,559	3,283

		10,378

United States — 1.0%
Avon Products	230,900	4,470
NII Holdings*	66,508	1,218
Samsonite International*	212,700	387
Yahoo!*	197,100	3,000

		9,075

Total Common Stock (Cost $764,021) ($ Thousands)		804,606

PREFERRED STOCK — 4.6%
Brazil — 4.6%
Banco do Estado do Rio Grande do Sul	166,665	1,801
Bradespar, Cl Preference	35,939	683
Brasil Telecom	31,977	170
Centrais Eletricas Brasileiras ADR, Cl B	20,387	262
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl Preference	4	—
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	70,712	3,367
Cia de Bebidas das Americas ADR	89,843	3,712
Cia de Tecidos do Norte de Minas - Coteminas	107,032	249
Cia Paranaense de Energia	1,400	33
Cia Vale do Rio Doce ADR, Cl B	1,393	32
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B	44,532	936
Gerdau	16,500	158
Itau Unibanco Holding	122,827	2,350
Itau Unibanco Holding ADR	165,712	3,180
Klabin	247,219	1,145
Marcopolo	393,600	2,002
Metalurgica Gerdau, Cl A	83,980	1,028
Petroleo Brasileiro ADR, Cl A	324,002	8,281
Petroleo Brasileiro, Cl Preference	201,116	2,563
Randon Participacoes	198,947	1,284
Suzano Papel e Celulose	54,048	231
Vale, Cl A	126,004	2,853

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	6

SCHEDULE OF INVESTMENTS (unaudited)

Emerging Markets Equity Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Vale ADR, Cl B	199,975	$4,537

Total Preferred Stock (Cost $36,380) ($ Thousands)		40,857

EXCHANGE TRADED FUNDS — 1.6%

Hong Kong — 0.1%
iShares FTSE A50 China Index Fund	622,900	865

United States — 1.5%
iShares MSCI Emerging Markets Index Fund	319,096	13,702

Total Exchange Traded Funds (Cost $13,326) ($ Thousands)		14,567

	Number Of Rights
RIGHT — 0.0%

South Africa — 0.0%
Murray & Roberts, Expires 04/20/12(A)*	108	142

Total Right (Cost $0) ($ Thousands)		142

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997 0.000%, 09/30/49(F)	8	—

Total Debenture Bond (Cost $0) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 0.5%

United States — 0.5%
SEI Liquidity Fund, L.P., 0.180%** † (G)	5,318,175	4,489

Total Affiliated Partnership (Cost $5,318) ($ Thousands)		4,489

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080% ** †	7,029	7,029

Total Cash Equivalent (Cost $7,029) ($ Thousands)		7,029

Description	Face Amount ($ Thousands)		Market Value ($ Thousands)
TIME DEPOSITS — 1.8%

United States — 1.8%

Brown Brothers Harriman
4.500%, 04/02/12	ZAR	2,148	280
0.056%, 04/02/12	GBP	5	8
0.030%, 04/02/12		15,823	15,823
0.010%, 04/02/12	SGD	2	2
0.005%, 04/02/12	HKD	248	32

Total Time Deposits (Cost $16,145) ($ Thousands)			16,145

Total Investments — 99.6% (Cost $842,219) ($ Thousands)			$887,835

Percentages are based on a Net Assets of $891,587($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Investment in Affiliated Security (See Note 4).
(A)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $5,079 ($ Thousands) (See Note 8).
(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2012 was $12,937 ($ Thousands) and represented 1.5% of Net Assets.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D)	Securities considered illiquid. The total market value of such securities as of March 31, 2012 was $2,005 ($ Thousands) and represented 0.2% of Net Assets.
(E)	Real Estate Investment Trust.
(F)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2012.
(G)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2012 was $4,489 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

ZAR — South African Rand

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$803,836	$—	$770	$804,606
Preferred Stock	40,857	—	—	40,857
Exchange Traded Funds	14,567	—	—	14,567
Rights	142	—	—	142
Debenture Bond	—	—	—	—
Affiliated Partnership	—	4,489	—	4,489
Cash Equivalent	7,029	—	—	7,029
Time Deposits	—	16,145	—	16,145

Total Investments in Securities	$866,431	$20,634	$770	$887,835

Investments in Securities
Beginning balance as of October 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer into Level 3	770
Net transfer out of Level 3	—

Ending balance as of March 31, 2012	$770

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

For the six months ended March 31, 2012, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded (See Note 2).

For the period ended March 31, 2012, there were transfers between Level 2 and Level 3 assets and liabilities. The primary reason for changes in the classifications between Level 2 and Level 3 occurs when trading of such securities are halted on the primary exchange on which they are traded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	8

SCHEDULE OF INVESTMENTS (unaudited)

International Fixed Income Fund

March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 90.8%

Australia — 2.0%
Australia & New Zealand Banking Group MTN
3.625%, 07/18/22		300	$413
Commonwealth Bank of Australia MTN
2.625%, 01/12/17		470	643
Fairfax Media Group
6.250%, 06/15/12		250	334
Government of Australia, Ser
122 5.250%, 03/15/19		1,155	1,302
Government of Australia, Ser 20CI
4.000%, 08/20/20		200	384
Government of Australia, Ser 25CI
3.230%, 09/20/25		640	856
National Australia Bank MTN
2.625%, 01/13/17		410	559
New South Wales Treasury, Ser 13
5.250%, 05/01/13		980	1,030
Optus Finance Pty MTN
3.500%, 09/15/20	EUR	200	277
Queensland Treasury, Ser 17
6.000%, 09/14/17		780	870
Suncorp-Metway MTN
4.000%, 01/16/14	GBP	550	923
Westpac Banking MTN
5.875%, 04/29/18(A)		240	390
4.250%, 09/22/16	EUR	350	501
0.754%, 09/10/14(A)(B)		750	754
WT Finance
3.625%, 06/27/12	EUR	450	601

			9,837

Austria — 0.5%
Republic of Austria
3.900%, 07/15/20		75	110
3.200%, 02/20/17		1,405	2,002
Republic of Austria, Ser 97-6
6.250%, 07/15/27		225	404

			2,516

Belgium — 0.9%
Anheuser-Busch InBev Worldwide MTN
8.625%, 01/30/17		200	346
Fortis Bank
4.625%, 10/24/49(A)		200	207
Kingdom of Belgium, Ser 44
5.000%, 03/28/35		350	542
Kingdom of Belgium, Ser 47
3.250%, 09/28/16		1,325	1,841
Kingdom of Belgium, Ser 48
4.000%, 03/28/22		465	649
Kingdom of Belgium, Ser 49
4.000%, 03/28/17		230	329
Kingdom of Belgium, Ser 58
3.750%, 09/28/20		231	320

			4,234

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Brazil — 0.2%
Centrais Eletricas Brasileiras
6.875%, 07/30/19	USD	150	$177
Petrobras International Finance
5.375%, 01/27/21		400	431
Vale Overseas
4.375%, 01/11/22		314	315

			923

Canada — 4.7%
Bank of Montreal
2.625%, 01/25/16(B)		250	262
Bell Canada MTN
5.000%, 02/15/17		270	297
CDP Financial
4.400%, 11/25/19(B)	USD	850	918
Government of Canada
5.750%, 06/01/33		1,300	1,954
5.000%, 06/01/37		1,300	1,849
4.250%, 06/01/18		715	820
4.000%, 06/01/17		3,020	3,375
3.500%, 06/01/20		5,280	5,871
3.250%, 06/01/21		2,230	2,441
2.250%, 08/01/14		1,000	1,023
2.000%, 06/01/16		1,425	1,454
Nexen
6.200%, 07/30/19	USD	275	319
Province of British Columbia
3.250%, 12/18/21		1,150	1,175
Royal Bank of Canada, Ser 2 MTN
4.625%, 01/22/18	EUR	252	382
Toronto-Dominion Bank
2.200%, 07/29/15(B)	USD	540	558
Xstrata Finance Canada MTN
5.250%, 06/13/17		150	221

			22,919

Czech Republic — 0.4%
Government of Czech Republic
3.850%, 09/29/21		31,550	1,731
Government of Czech Republic, Ser 51
4.000%, 04/11/17		8,050	461

			2,192

Denmark — 1.8%
Danske Bank MTN
5.375%, 09/29/21(A)	EUR	170	228
3.500%, 04/16/18	EUR	155	219
DONG Energy MTN
6.500%, 05/07/19		245	403
FIH Erhvervsbank MTN
2.125%, 03/21/13		1,000	1,348
2.000%, 06/12/13(B)	USD	625	635
Kingdom of Denmark
4.500%, 11/15/39		1,300	329
4.000%, 11/15/17		7,315	1,520
4.000%, 11/15/12		5,416	992
3.125%, 03/17/14	EUR	500	698
3.000%, 11/15/21		8,650	1,709

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
TDC MTN
3.750%, 03/02/22	400	$543
		8,624
Finland — 0.7%
Government of Finland
4.375%, 07/04/19	225	349
3.875%, 09/15/17	350	525
3.500%, 04/15/21	1,290	1,892
Nordea Bank Finland MTN
2.375%, 07/17/17	360	490
Stora Enso MTN
5.500%, 03/07/19	100	132

		3,388

France — 8.2%
Arkema
4.000%, 10/25/17	200	278
AXA MTN
5.250%, 04/16/40(A)	600	684
BNP Paribas MTN
5.000%, 01/15/21	299	302
Caisse de Refinancement de l’Habitat
4.500%, 10/25/17	160	239
4.000%, 04/25/18	160	232
Casino Guichard Perrachon MTN
3.994%, 03/09/20	200	267
Cie de Financement Foncier MTN
4.625%, 09/23/17	95	140
4.250%, 01/19/22	300	426
4.125%, 10/25/17	220	317
2.500%, 09/16/15(B)	USD 800	806
Cie de St-Gobain MTN
6.000%, 05/20/13	50	70
5.625%, 11/15/24	200	343
Credit Agricole Home Loan SFH MTN
3.500%, 06/14/18	200	282
3.500%, 07/21/14	200	279
2.875%, 09/09/16	100	138
Credit Logement
2.573%, 03/29/49(A)(C)	350	289
2.026%, 12/15/49(A)(C)	150	123
Credit Mutuel - CIC Home Loan SFH MTN
4.125%, 01/19/24	300	430
Dexia Credit Local
2.625%, 01/21/14	300	400
1.033%, 04/29/14(A)	410	382
Dexia Municipal Agency
3.750%, 05/18/16	225	309
EDF
6.500%, 01/26/19(B)	USD 250	292
5.500%, 10/17/41	100	163
5.500%, 10/17/41	300	479
4.125%, 03/25/27	100	136
4.000%, 11/12/25	150	205
Eutelsat
5.000%, 01/14/19	200	297

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Government of France
5.000%, 10/25/16	1,460	$2,237
4.750%, 04/25/35	60	94
4.750%, 10/25/12	2,500	3,413
4.500%, 04/25/41	1,825	2,790
4.000%, 04/25/13	400	554
3.500%, 04/25/20	580	823
3.250%, 10/25/21	1,990	2,746
3.000%, 04/25/22	6,250	8,390
3.000%, 10/25/15	4,175	5,892
HSBC France MTN
4.875%, 01/15/14	250	352
Iliand
4.875%, 06/01/16	300	416
RCI Banque
3.400%, 04/11/14(B)	USD 250	250
Rexel
6.125%, 12/15/19	310	314
Societe Financement de l’Economie Francaise
3.375%, 05/05/14(B)	USD 905	946
Societe Generale MTN
3.875%, 12/17/15	100	161
Societe Generale SCF MTN
4.000%, 07/07/16	650	935
Societe Generale SFH MTN
4.000%, 01/18/22	200	286
Veolia Environnement MTN
4.625%, 03/30/27	200	266
Vivendi MTN
7.750%, 01/23/14	250	368

		39,541

Germany — 12.7%
Bundesobligation, Ser 159
2.000%, 02/26/16	595	837
Bundesobligation, Ser 161
1.250%, 10/14/16	200	273
Bundesrepublik Deutschland
3.250%, 07/04/21	4,075	6,136
3.000%, 07/04/20	2,235	3,316
2.500%, 01/04/21	1,532	2,184
2.000%, 01/04/22	750	1,016
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/31	340	652
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/34	1,275	2,332
Bundesrepublik Deutschland, Ser 04
3.750%, 01/04/15	25	36
Bundesrepublik Deutschland, Ser 05
3.500%, 01/04/16	2,060	3,047
Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/40	1,680	3,256
4.250%, 07/04/18	125	198
Bundesrepublik Deutschland, Ser 09
3.250%, 01/04/20	360	543

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	2

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Bundesschatzanweisungen
1.750%, 06/14/13		11,400	$15,469
1.000%, 12/14/12		2,550	3,417
0.250%, 12/13/13		6,350	8,465
Deutsche Bank MTN
1.929%, 12/15/15(A)		280	412
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/20		1,214	1,890
Deutsche Postbank MTN
3.750%, 02/12/14		800	1,119
Dexia Kommunalbank Deutschland MTN
3.500%, 06/05/14		390	535
Eurohypo MTN
2.875%, 01/19/16		160	221
K+S
5.000%, 09/24/14		350	504
Kreditanstalt fuer Wiederaufbau MTN
4.750%, 08/12/15	SEK	6,000	970
4.375%, 10/11/13		1,050	1,481
3.875%, 01/21/19		575	862
3.375%, 08/30/17	CHF	370	468
1.375%, 02/21/17		580	772
Landwirtschaftliche Rentenbank
3.750%, 02/11/16		49	71
3.250%, 03/12/14		375	524
MUNCHENER RUCKERSICHERRUNGS
6.805%, 05/26/42		200	265
RWE
7.000%, 10/12/72(A)		194	195

			61,466

Ireland — 0.5%
Bank of Ireland MTN
4.625%, 04/08/13		195	249
GE Capital UK Funding MTN
4.375%, 07/31/19		810	1,343
Guaranteed Funding, Ser 2009-1
2.319%, 02/11/13		300	404
Iberdrola Finance Ireland
5.000%, 09/11/19(B)	USD	240	243

			2,239

Italy — 4.2%
Enel Finance International
3.875%, 10/07/14(B)	USD	350	353
Intesa Sanpaolo MTN
6.375%, 11/12/17(A)	GBP	300	455
5.000%, 01/27/21		176	242
4.375%, 08/16/16		730	1,011
3.750%, 11/23/16		400	525

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/27		500	$718
6.000%, 05/01/31		500	679
5.000%, 09/01/40		1,755	2,060
4.750%, 09/01/21		3,250	4,246
4.500%, 03/01/19		400	531
4.250%, 02/01/15		2,325	3,173
4.250%, 10/15/12		585	789
4.000%, 09/01/20		1,655	2,089
3.750%, 03/01/21		480	587
3.500%, 06/01/14		1,150	1,545
Telecom Italia Capital
6.175%, 06/18/14	USD	300	316
Unicredit MTN
4.500%, 09/22/19		400	473
UniCredit MTN
6.375%, 10/16/18(A)	GBP	100	137
4.875%, 03/07/17		110	146
Unione di Banche Italiane MTN
4.500%, 02/22/16		200	274

			20,349

Japan — 21.5%
eAccess
8.250%, 04/01/18(B)(D)	USD	116	111
Government of Japan 10 Year Bond, Ser 256
1.400%, 12/20/13		85,000	1,056
Government of Japan 10 Year Bond, Ser 275
1.400%, 12/20/15		626,600	7,944
Government of Japan 10 Year Bond, Ser 284
1.700%, 12/20/16		600,000	7,769
Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/17		1,277,950	16,635
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/18		369,400	4,710
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/19		235,300	3,034
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/20		1,016,000	12,862
Government of Japan 10 Year Bond, Ser 316
1.100%, 06/20/21		160,000	1,976
Government of Japan 20 Year Bond
2.200%, 09/20/28		67,150	888
2.000%, 03/21/22		200,000	2,662
1.400%, 12/20/22		90,000	1,130
Government of Japan 20 Year Bond, Ser 109
1.900%, 03/20/29		39,000	494
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/29		910,000	11,808

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/20		614,450	$8,504
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/27		538,250	7,040
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/38		103,250	1,388
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/39		195,900	2,584
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/40		117,000	1,446
Government of Japan 5 Year Bond, Ser 79
0.700%, 12/20/13		447,300	5,489
Government of Japan 5 Year Bond, Ser 95
0.600%, 03/20/16		313,950	3,868
Japan Finance Organization for Municipalities
4.500%, 05/27/14	EUR	450	638
ORIX
4.710%, 04/27/15	USD	151	159

			104,195

Jersey — 0.2%
BAA Funding
7.125%, 02/14/24		150	247
4.375%, 01/25/17		180	253
Gatwick Funding MTN
5.750%, 01/23/37		250	391

			891

Lithuania — 0.1%
Lithuania Government International Bond
6.625%, 02/01/22(B)		390	432

Malaysia — 0.5%
Government of Malaysia
5.734%, 07/30/19		900	334
4.262%, 09/15/16		4,600	1,558
Petronas Capital
5.250%, 08/12/19(B)	USD	410	457

			2,349

Mexico — 0.4%
America Movil MTN
4.125%, 10/25/19		250	361
Mexican Bonos, Ser M10
7.750%, 12/14/17		11,045	957
Mexican Bonos, Ser MI10
9.000%, 12/20/12	MXP	10,000	805

			2,123

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Netherlands — 4.4%
ABN Amro Bank MTN
4.875%, 01/16/19		200	$327
3.750%, 07/15/14		750	1,056
Akzo Nobel MTN
8.000%, 04/06/16		205	390
Allianz Finance II
6.125%, 05/31/22(A)		1,000	1,325
BMW Finance MTN
3.375%, 12/14/18		250	409
Boats Investments MTN
11.000%, 03/31/17		386	377
Cooperatieve Centrale Raiffeisen- Boerenleenbank MTN
4.125%, 01/12/21		230	321
4.000%, 01/11/22		2,060	2,848
Deutsche Telekom International Finance
6.500%, 04/08/22	GBP	90	171
6.000%, 07/08/19		227	265
2.250%, 03/06/17(B)		150	149
E.ON International Finance
5.800%, 04/30/18(B)	USD	150	174
Government of Netherlands
4.500%, 07/15/17		760	1,169
4.000%, 07/15/18		1,025	1,554
4.000%, 01/15/37		655	1,066
3.500%, 07/15/20		485	716
3.250%, 07/15/15		520	747
Hit Finance
5.750%, 03/09/18		300	420
ING Bank MTN
3.375%, 03/03/14		500	696
3.000%, 09/30/14		125	174
1.168%, 05/23/16(A)	USD	450	417
ING Verzekeringen
2.692%, 06/21/21(A)		960	1,189
LeasePlan MTN
3.250%, 05/22/14		1,040	1,450
Linde Finance MTN
3.875%, 06/01/21		450	659
LyondellBasell Industries
5.750%, 04/15/24(B)		230	229
NIBC Bank MTN
3.500%, 04/07/14		650	909
OI European Group
6.875%, 03/31/17		150	205
RWE Finance MTN
5.000%, 02/10/15		500	730
SNS Bank MTN
3.500%, 03/10/14		500	698
UPCB Finance
7.625%, 01/15/20		250	351

			21,191

New Zealand — 0.4%
Government of New Zealand
6.000%, 12/15/17		2,380	2,184

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	4

SCHEDULE OF INVESTMENTS (unaudited)

International Fixed Income Fund

March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($Thousands)
Norway — 0.7%
DNB Bank MTN
4.750%, 03/08/22		120	$160
4.500%, 05/29/14	EUR	200	283
1.197%, 05/30/17(A)	EUR	425	563
DNB Boligkreditt MTN
2.750%, 04/20/15	EUR	625	867
2.375%, 04/11/17		224	304
Eksportfinans MTN
2.375%, 05/25/16		200	176
2.000%, 09/15/15		20	18
Government of Norway
4.500%, 05/22/19		1,150	231
Sparebank 1 Boligkreditt MTN
2.375%, 11/22/16		170	231
Yara International
7.875%, 06/11/19(B)		410	507

			3,340

Poland — 0.2%
Republic of Poland
5.125%, 04/21/21		135	144
5.000%, 03/23/22		380	400
5.000%, 04/25/16		2,100	677
Republic of Poland MTN, Ser E MTN
4.200%, 04/15/20		60	82

			1,303

Qatar — 0.1%
State of Qatar
4.500%, 01/20/22(B)		390	407

Russia — 0.3%
Gazprom Via Gaz Capital MTN
6.580%, 10/31/13	GBP	150	252
5.364%, 10/31/14		200	285
Gazprom Via RBS
9.625%, 03/01/13	USD	390	415
Russian Agricultural Bank Via RSHB Capital
7.750%, 05/29/18(B)	USD	335	380
Vimpel Communications Via VIP Finance Ireland
6.493%, 02/02/16(B)	USD	230	237

			1,569

Singapore — 0.4%
DBS Bank
0.718%, 05/16/17(A)(B)	USD	525	523
Government of Singapore
4.000%, 09/01/18		495	467
3.125%, 09/01/22		275	245
Singapore Treasury Bill
0.290%, 04/12/12(E)		1,000	795

			2,030

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
South Africa — 1.1%
Republic of South Africa, Ser R203
8.250%, 09/15/17		39,605	$5,375

South Korea — 0.5%
Korea National Oil
3.125%, 04/03/17		540	539
Korea Treasury Bond
4.250%, 06/10/21		769,000	693
3.500%, 09/10/16		1,380,800	1,209

			2,441

Spain — 2.2%
Banco Bilbao Vizcaya Argentaria
4.250%, 03/30/15		800	1,097
4.125%, 01/13/14		300	410
Banco Santander
4.625%, 01/20/16		300	416
3.250%, 02/17/15		200	267
Bankia
4.250%, 05/25/18		150	185
CaixaBank
5.125%, 04/27/16		200	277
Government of Spain
5.850%, 01/31/22		710	976
5.500%, 04/30/21		1,770	2,387
4.750%, 07/30/14		925	1,284
4.700%, 07/30/41		995	1,075
4.600%, 07/30/19		155	203
4.000%, 04/30/20		150	186
3.300%, 10/31/14		475	642
Instituto de Credito Oficial MTN
2.375%, 03/04/13(B)	USD	200	198
Santander Issuances, Ser 24
7.300%, 07/27/19(A)	GBP	400	579
Telefonica Emisiones MTN
5.597%, 03/12/20		100	156
4.750%, 02/07/17		100	137
4.375%, 02/02/16		375	512

			10,987

Supra-National — 0.9%
European Investment Bank MTN
2.750%, 09/15/21	EUR	1,000	1,330
European Union MTN
3.250%, 04/04/18	EUR	850	1,214
Inter-American Development Bank
9.750%, 05/15/15	GBP	750	1,512
International Bank for Reconstruction & Development MTN
3.875%, 05/20/19	EUR	115	173

			4,229

Sweden — 1.9%
Kingdom of Sweden
3.750%, 08/12/17		10,560	1,763
Kingdom of Sweden, Ser 1041
6.750%, 05/05/14		5,970	1,000

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Kingdom of Sweden, Ser 1049
4.500%, 08/12/15		5,050	$838
Kingdom of Sweden, Ser 1050
3.000%, 07/12/16		3,850	615
Kingdom of Sweden, Ser 1052
4.250%, 03/12/19		2,000	350
Kommuninvest I Sverige, Ser 1508 MTN
2.750%, 08/12/15		5,300	807
Nordea Bank MTN
4.500%, 05/12/14	EUR	100	141
Stadshypotek MTN
3.750%, 12/12/13	EUR	350	488
Svenska Handelsbanken
4.375%, 10/20/21	EUR	500	728
2.875%, 04/04/17	EUR	250	250
1.413%, 10/19/17(A)	EUR	500	659
Swedbank
7.375%, 06/26/18(A)	EUR	150	207
3.375%, 05/27/14		500	700
Swedbank Hypotek MTN
4.125%, 06/09/14		260	368
Volvo Treasury
5.950%, 04/01/15(B)		145	155

			9,069

Switzerland — 1.2%
Credit Suisse NY MTN
5.300%, 08/13/19	USD	150	165
4.375%, 08/05/20	EUR	300	312
Credit Suisse MTN
4.750%, 08/05/19	EUR	400	590
2.875%, 09/24/15	EUR	220	301
Glencore Finance Europe
7.125%, 04/23/15	EUR	300	445
5.250%, 03/22/17	EUR	300	421
4.125%, 04/03/18		300	401
Government of Switzerland
2.000%, 04/28/21		820	1,005
Holcim US Finance
6.000%, 12/30/19(B)	USD	25	26
Novartis Finance MTN
4.250%, 06/15/16	EUR	375	558
UBS MTN
6.625%, 04/11/18	GBP	150	274
6.375%, 07/20/16	GBP	160	284
6.250%, 09/03/13	EUR	200	283
5.875%, 12/20/17	USD	425	471
4.280%, 04/29/49(A)		200	218

			5,754

United Arab Emirates — 0.1%
IPIC GMTN MTN
6.875%, 03/14/26		100	170
5.875%, 03/14/21		125	175
5.500%, 03/01/22(B)		400	411

			756

United Kingdom — 11.5%
3i Group MTN
5.625%, 03/17/17	EUR	150	209

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Abbey National Treasury Services MTN
5.500%, 06/18/14	EUR	775	$1,283
5.250%, 02/16/29	EUR	450	757
4.250%, 04/12/21	EUR	350	493
3.625%, 09/08/16	EUR	300	420
Anglian Water Services Financing, Ser A5 MTN
6.293%, 07/30/30		500	967
Aviva MTN
6.875%, 05/22/38(A)		195	241
0.899%, 06/19/17(A)	USD	475	464
Bank of Scotland MTN
4.750%, 06/08/22	EUR	290	427
Barclays Bank MTN
6.750%, 05/22/19	USD	225	259
6.750%, 01/16/23(A)		350	532
5.000%, 09/22/16	USD	125	134
4.875%, 12/29/49(A)	EUR	200	172
4.500%, 03/04/19(A)	EUR	125	156
4.250%, 01/12/22		400	660
BAT International Finance MTN
7.250%, 03/12/24		250	515
5.375%, 06/29/17	EUR	425	653
Bishopsgate Asset Finance
4.808%, 08/14/44		195	279
BP Capital Markets MTN
3.830%, 10/06/17		350	503
2.994%, 02/18/19		300	408
British American Tobacco Holdings MTN
4.000%, 07/07/20	EUR	100	144
British Telecommunications
8.750%, 12/07/16		165	324
5.750%, 12/07/28		411	715
Centrica MTN
4.375%, 03/13/29		300	469
Coventry Building Society MTN
4.625%, 04/19/18		230	396
Eastern Power Networks MTN
6.000%, 11/12/36		160	296
4.750%, 09/30/21		100	170
ENW Finance MTN
6.125%, 07/21/21		350	653
Experian Finance MTN
4.750%, 11/23/18		300	525
FCE Bank MTN
5.125%, 11/16/15		200	328
First Hydro Finance
9.000%, 07/31/21		220	411
HSBC Bank
3.875%, 10/24/18	USD	400	569
3.100%, 05/24/16(B)	USD	261	266
HSBC Holdings MTN
9.875%, 04/08/18(A)		80	136
6.500%, 05/20/24		250	467
4.000%, 03/30/22		145	144
Imperial Tobacco Finance MTN
8.375%, 02/17/16	EUR	75	122
7.750%, 06/24/19		600	1,199
7.250%, 09/15/14	EUR	150	226
4.500%, 07/05/18		150	217

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	6

SCHEDULE OF INVESTMENTS (unaudited)

International Fixed Income Fund

March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Kerling
10.625%, 02/01/17		450	$596
Legal & General Group MTN
4.000%, 06/08/25(A)	EUR	200	246
Lloyds TSB Bank
6.375%, 01/21/21	USD	110	118
4.375%, 01/12/15	USD	220	225
4.200%, 03/28/17		821	827
1.307%, 10/12/12(A)		600	799
Marks & Spencer MTN
6.125%, 12/02/19		100	175
Motability Operations Group MTN
3.750%, 11/29/17	EUR	300	425
National Westminster Bank
6.500%, 09/07/21		220	312
Nationwide Building Society
3.125%, 10/13/16		175	243
Network Rail Infrastructure Finance MTN
4.400%, 03/06/16	CAD	690	739
1.250%, 01/22/15		490	788
Northern Rock
5.625%, 06/22/17(B)	USD	1,750	1,874
Northumbrian Water Finance
6.000%, 10/11/17		500	929
Old Mutual MTN
7.125%, 10/19/16		250	457
Rexam
6.750%, 06/29/67(A)(C)		180	232
Rolls-Royce
6.750%, 04/30/19		100	197
Royal Bank of Scotland
6.125%, 01/11/21	USD	310	332
5.750%, 05/21/14	EUR	600	845
5.125%, 01/13/24		400	684
Severn Trent Utilities Finance
6.250%, 06/07/29		350	679
SSE MTN
5.750%, 02/05/14		245	419
Standard Chartered MTN
4.125%, 01/18/19		230	324
Tesco
6.052%, 10/13/39		341	594
Thames Water Utilities Cayman Finance MTN
6.125%, 02/04/13	EUR	200	277
United Kingdom Gilt
4.500%, 12/07/42		335	651
4.250%, 12/07/49		25	47
4.250%, 12/07/55		175	334
0.125%, 03/22/29		200	333

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
United Kingdom Treasury
5.000%, 03/07/25		150	$304
4.750%, 12/07/30		1,825	3,609
4.750%, 12/07/38		1,115	2,238
4.250%, 09/07/39		885	1,641
4.250%, 03/07/36		550	1,019
4.250%, 12/07/40		50	93
4.000%, 03/07/22		1,920	3,558
2.500%, 07/26/16		320	1,762
2.250%, 03/07/14		795	1,315
2.000%, 01/22/16		1,750	2,923
1.750%, 01/22/17		1,485	2,454
United Kingdom Treasury, Ser 2002-
5.000%, 09/07/14		200	355
Virgin Media Secured Finance
7.000%, 01/15/18		180	308
Wales & West Utilities Finance MTN
6.750%, 12/17/36(A)		200	361
Western Power Distribution South West
5.750%, 03/23/40		200	350
WPP MTN
6.625%, 05/12/16		225	348
Yorkshire Power Finance
7.250%, 08/04/28		208	427
Yorkshire Water Services Bradford Finance
6.375%, 08/19/39		100	195

			55,270

United States — 5.5%
Alcoa
5.400%, 04/15/21		78	81
Altria Group
9.250%, 08/06/19		225	303
4.750%, 05/05/21		180	193
American International Group
8.175%, 05/15/58(A)		240	254
6.765%, 11/15/17		150	260
Amgen
5.500%, 12/07/26		200	354
3.875%, 11/15/21		225	230
Anheuser-Busch InBev
5.375%, 01/15/20		450	529
AT&T
5.875%, 04/28/17	GBP	200	371
4.450%, 05/15/21		525	580
BA Covered Bond Issuer MTN
4.125%, 04/05/12	EUR	3,100	4,128
Bank of America MTN
5.700%, 01/24/22		130	138
5.650%, 05/01/18		350	374
Bank of America, Ser E MTN
5.125%, 09/26/14		1,700	2,373
Cablevision Systems, Ser B
8.000%, 04/15/12		235	235
CCO Holdings
8.125%, 04/30/20		90	100

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Citigroup MTN
5.875%, 01/30/42		75	$78
4.500%, 01/14/22		110	110
4.450%, 01/10/17		800	838
4.250%, 02/25/30(A)	EUR	1,400	1,491
4.000%, 11/26/15		230	315
Comcast Cable Communications Holdings
9.455%, 11/15/22		340	493
General Electric Capital MTN
5.500%, 01/08/20		305	346
5.300%, 02/11/21		205	222
4.625%, 01/07/21		750	800
Goldman Sachs Group
6.375%, 05/02/18	EUR	400	578
5.250%, 07/27/21		110	109
4.375%, 03/16/17	EUR	350	469
1.408%, 02/04/13(A)	EUR	450	596
Hughes Satellite Systems
6.500%, 06/15/19		150	157
Huntington Ingalls Industries
6.875%, 03/15/18(B)		54	57
Ingersoll-Rand Global Holding
9.500%, 04/15/14		213	245
International Paper
7.950%, 06/15/18		260	327
JPMorgan Chase
4.500%, 01/24/22		200	208
1.667%, 10/12/15(A)	EUR	350	436
JPMorgan Chase Bank
4.625%, 05/31/17(A)	EUR	250	311
Kraft Foods
7.000%, 08/11/37		200	253
5.375%, 02/10/20		400	462
Merrill Lynch MTN
1.980%, 09/14/18(A)	EUR	375	387
Metropolitan Life Global Funding I MTN
4.625%, 05/16/17	EUR	1,200	1,738
Morgan Stanley MTN
5.625%, 09/23/19		150	148
5.375%, 08/10/20	EUR	150	198
NBCUniversal Media
4.375%, 04/01/21		375	402
News America
4.500%, 02/15/21		210	224
Noble Holding International
4.900%, 08/01/20		25	27
Owens Corning
6.500%, 12/01/16		145	161
Philip Morris International
2.900%, 11/15/21		325	320
PNC Funding
5.125%, 02/08/20		300	340
3.300%, 03/08/22		150	148
Republic Services
4.750%, 05/15/23		255	279
Ryder System MTN
7.200%, 09/01/15		108	126
5.850%, 11/01/16		116	132
Time Warner Cable
5.850%, 05/01/17		286	334

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
US Bank MTN
1.129%, 02/28/17(A)	EUR	1,300	$1,600
Wells Fargo
4.600%, 04/01/21		75	80
3.500%, 03/08/22		335	330
Western Union
5.930%, 10/01/16		475	549

			26,927

Total Global Bonds (Cost $427,580) ($ Thousands)			441,052

MORTGAGE-BACKED SECURITIES — 3.9%

Agency Mortgage-Backed Obligation — 0.0%
FHLMC
1.758%, 08/25/16		335	20

Non-Agency Mortgage-Backed Obligation — 3.9%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.470%, 09/25/34 (A)		227	210
Bear Stearns Commercial Mortgage Securities, Ser 2004- PWR6, Cl A6
4.825%, 11/11/41		575	621
Bear Stearns Commercial Mortgage Securities, Ser 2005- T18, Cl A4
4.933%, 02/13/42 (A)		135	147
Bear Stearns Commercial Mortgage Securities, Ser 2006- PW11, Cl A4
5.459%, 03/11/39 (A)		450	504
Bear Stearns Commercial Mortgage Securities, Ser 2006- T24, Cl A4
5.537%, 10/12/41		725	822
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW16, Cl A4
5.718%, 06/11/40 (A)		241	274
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW17, Cl A4
5.694%, 06/11/50 (A)		190	216
Canary Wharf Finance, Ser II, Cl C2
1.640%, 10/22/37 (A)(C)		200	192
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.698%, 12/10/49 (A)		1,140	1,300
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.074%, 12/10/49 (A)		405	469
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
4.288%, 05/25/35 (A)		1,019	906
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39		1,215	1,339

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	8

SCHEDULE OF INVESTMENTS (unaudited)

International Fixed Income Fund

March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48		140	$154
Eddystone Finance, Ser 2006-1, Cl A2
1.300%, 04/19/21 (A)(C)	GBP	150	211
Fosse Master Issuer, Ser 2011-1X, Cl A3
2.490%, 10/18/54 (A)	GBP	300	479
Gracechurch Mortgage Financing, Ser 2007-1X, Cl 3A2
1.141%, 11/20/56 (A)	EUR	1,281	1,705
Granite Master Issuer, Ser 2005-1, Cl A5 0.638%,
12/20/54 (A)(C)	EUR	203	260
Granite Master Issuer, Ser 2006-2, Cl A5
0.658%, 12/20/54 (A)(C)	EUR	391	501
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39		250	275
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
5.004%, 01/25/35 (A)		286	271
JP Morgan Chase Commercial Mortgage Securities, Ser 2004- CB9, Cl A4
5.575%, 06/12/41 (A)		110	120
JP Morgan Chase Commercial Mortgage Securities, Ser 2005- CB13, Cl A4
5.282%, 01/12/43 (A)		75	82
JP Morgan Chase Commercial Mortgage Securities, Ser 2006- CB17, Cl A4
5.429%, 12/12/43		250	276
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- CB18, Cl A4
5.440%, 06/12/47		880	978
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- CB19, Cl A4
5.734%, 02/12/49 (A)		250	281
JP Morgan Chase Commercial Mortgage Securities, Ser 2008- C2
6.068%, 02/12/51		300	319
JP Morgan Chase Commercial Mortgage Securities, Ser C1, Cl A4
5.716%, 02/15/51		245	271
JP Morgan Chase Commercial Mortgage Securities, Ser LDP9, Cl A3
5.336%, 05/15/47		325	356
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
5.097%, 12/25/34 (A)		244	246

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl A3
5.347%, 11/15/38		250	$280
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.143%, 04/15/41 (A)		11	13
LB-UBS Commercial Mortgage Trust, Ser C2, Cl A3
5.430%, 02/15/40		515	569
London and Regional Debt Securitisation, Ser 1, Cl A 1.300%,
10/15/14 (A)(C)	GBP	150	213
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/44 (A)		370	411
Merrill Lynch, Ser 2007-7, Cl A4
5.737%, 06/12/50 (A)		285	309
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A3
5.569%, 12/15/44		115	124
Silverstone Master Issuer, Ser 2009-1, Cl A2
2.540%, 01/21/55 (A)	GBP	300	480
Storm, Ser 2006-1, Cl A2
1.305%, 04/22/48 (A)	EUR	1,079	1,428
Storm, Ser 2011-4, Cl A1
2.395%, 10/22/53 (A)	EUR	781	1,044

			18,655

Total Mortgage-Backed Securities
(Cost $18,506) ($ Thousands)			18,676

CORPORATE OBLIGATIONS — 2.8%

United States — 2.8%
American Express Bank
5.550%, 10/17/12		530	544
American Express Credit MTN
2.750%, 09/15/15		400	415
Anadarko Petroleum
6.375%, 09/15/17		330	392
Ball
5.000%, 03/15/22		230	231
Bank of America MTN
5.000%, 05/13/21		175	175
BE Aerospace
5.250%, 04/01/22		230	232
CBS
4.300%, 02/15/21		300	314
CIGNA
5.125%, 06/15/20		154	170
Cimarex Energy
5.875%, 05/01/22		98	100
CMS Energy
5.050%, 03/15/22		140	141
CNA Financial
7.250%, 11/15/23		110	124
6.500%, 08/15/16		40	45
COX Communications
7.125%, 10/01/12		750	774
CVS Caremark
6.600%, 03/15/19		650	802

9	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Daimler Finance North America
1.911%, 07/11/13(A)(B)	400	$404
DIRECTV Holdings
4.600%, 02/15/21	300	316
3.800%, 03/15/22(B)	310	306
Duke Realty
6.750%, 03/15/20(F)	140	164
Enterprise Products Operating
5.950%, 02/01/41	100	111
EQT
8.125%, 06/01/19	285	333
General Electric Capital MTN
2.375%, 06/30/15	150	152
Goldman Sachs Group
6.000%, 06/15/20	45	47
Humana
7.200%, 06/15/18	280	336
6.450%, 06/01/16	40	46
Huntington Ingalls Industries
7.125%, 03/15/21(B)	54	58
Kinder Morgan Energy Partners
6.550%, 09/15/40	105	118
Lincoln National
8.750%, 07/01/19	128	162
Lorillard Tobacco
6.875%, 05/01/20	375	441
McGraw-Hill
5.900%, 11/15/17	325	380
Morgan Stanley
5.750%, 01/25/21	130	128
5.500%, 07/28/21	125	122
4.750%, 03/22/17	170	170
3.450%, 11/02/15	125	122
Motorola Solutions
7.500%, 05/15/25	85	101
Nabors Industries
9.250%, 01/15/19	221	284
Nisource Finance
6.800%, 01/15/19	235	278
Nissan Motor
3.250%, 01/30/13(B)	430	436
Prudential Financial MTN
6.100%, 06/15/17	125	144
RR Donnelley & Sons
7.250%, 05/15/18	65	63
SABMiller Holdings
3.750%, 01/15/22(B)	400	407
SLM MTN
5.050%, 11/14/14	155	159
Time Warner
4.875%, 03/15/20	550	609
Time Warner Cable
7.500%, 04/01/14	385	433
Union Electric
6.700%, 02/01/19	45	55
Viacom
6.125%, 10/05/17	325	388
5.625%, 09/15/19	325	376
Wachovia Capital Trust III
5.570%, 12/31/49(A)	385	364

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Whirlpool MTN
8.600%, 05/01/14	298	$334
Wynn Las Vegas
5.375%, 03/15/22(B)	235	229

Total Corporate Obligations (Cost $12,320) ($ Thousands)		13,035

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds
4.375%, 11/15/39 to 05/15/41	225	270
3.875%, 08/15/40	5	5
U.S. Treasury Note
2.000%, 02/15/22	175	172

Total U.S. Treasury Obligations (Cost $408) ($ Thousands)		447

ASSET-BACKED SECURITIES — 0.1%
Automotive — 0.0%
Auto Compartiment, Ser 2007-1, Cl A
1.124%, 02/25/19 (A)	176	234
Santander Consumer Finance, Ser 2007-1, Cl A
1.567%, 09/20/22 (C)	57	75

		309

Other Asset-Backed Securities — 0.1%
Lambda Finance, Ser 2005-1X, Cl A2
1.297%, 11/15/29 (A)(C)	37	49
Skyline, Ser 2007-1, Cl D
2.005%, 07/22/43 (A)(C)	200	240

		289

Total Asset-Backed Securities (Cost $616) ($ Thousands)		598

MUNICIPAL BOND — 0.0%
State of Illinois, GO
5.877%, 03/01/19	45	49

Total Municipal Bonds (Cost $45) ($ Thousands)		49

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	10

SCHEDULE OF INVESTMENTS (unaudited)

International Fixed Income Fund

March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
TIME DEPOSITS — 2.1%

United States — 2.1%

Brown Brothers Harriman
4.500%, 04/02/12	ZAR	—	—
3.587%, 04/02/12	AUD	63	65
1.650%, 04/02/12	NZD	22	18
0.797%, 04/02/12	SEK	108	16
0.550%, 04/02/12	NOK	120	21
0.234%, 04/02/12	CAD	32	32
0.056%, 04/02/12	GBP	30	48
0.050%, 04/02/12	EUR	288	383
0.030%, 04/02/12		9,357	9,357
0.020%, 04/02/12	DKK	4	1
0.010%, 04/02/12	JPY	19,344	235
0.010%, 04/02/12	SGD	21	17
0.005%, 04/02/12	CHF	—	—

Total Time Deposits (Cost $10,193) ($ Thousands)			10,193

Total Investments — 99.8% (Cost $469,688) ($ Thousands)			$484,049

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Australian 3-Year Bond	32	Jun-2012	$9
Canadian 10-Year Bond	4	Jun-2012	(2)
Euro-Bobl	72	Jun-2012	19
Euro-BTP	(1)	Jun-2012	—
Euro-Bund	47	Jun-2012	1
Euro-Buxl 30 Year Bond	6	Jun-2012	16
Japanese 10-Year Bond	7	Jun-2012	(35)
Long Gilt 10-Year Bond	9	Jun-2012	(18)
U.S. 10-Year Treasury Note	(122)	Jun-2012	202
U.S. 2-Year Treasury Note	(33)	Jun-2012	3
U.S. 5-Year Treasury Note	(179)	Jun-2012	80
U.S. Long Treasury Bond	(14)	Jun-2012	24
U.S. Ultra Long Treasury Bond	(5)	Jun-2012	35

			$334

For the six months ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

The following are the outstanding forward foreign currency contracts held by the Fund at March 31, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/3/12-4/4/12	USD	2,415	CAD	2,388	$(26)
4/3/12-5/15/12	CAD	40,638	USD	40,928	279
4/4/12-4/27/12	USD	1,842	JPY	151,779	3
4/4/12-5/2/12	MXP	32,578	USD	2,539	1
4/4/12-5/2/12	USD	3,481	PLN	10,880	2
4/4/12-5/10/12	EUR	241,482	USD	322,154	576
4/4/12-5/10/12	GBP	48,108	USD	76,851	7
4/4/12-5/10/12	USD	8,094	EUR	6,116	51
4/4/12-5/11/12	JPY	11,532,776	USD	140,232	41
4/4/12-5/23/12	SEK	52,975	USD	7,879	(98)
4/19/12	AUD	1,107	NZD	1,418	16
4/19/12	USD	1,081	AUD	1,030	(16)
4/19/12-4/27/12	AUD	3,335	USD	3,489	44
4/20/12-4/27/12	USD	1,082	KRW	1,224,934	(1)
4/24/12-4/27/12	NZD	2,804	USD	2,306	12
4/27/12	CHF	1,554	USD	1,714	(7)
4/27/12	CZK	12,966	USD	690	(5)
4/27/12	KRW	2,200,124	USD	1,933	(9)
4/27/12	MYR	3,550	USD	1,151	(7)
4/27/12	NOK	1,247	USD	217	(1)
4/27/12	PLN	2,111	USD	665	(10)
4/27/12	SGD	932	USD	741	—
4/27/12	USD	77	CHF	70	—
4/27/12	USD	79	GBP	50	1
4/27/12	USD	1,531	MXP	19,686	2
4/27/12	USD	160	NZD	195	(1)
4/27/12	USD	756	SGD	957	6
4/27/12-5/23/12	DKK	15,760	USD	2,818	(5)
4/27/12-5/23/12	USD	2,534	NOK	14,500	5
4/30/12	USD	738	INR	38,102	6
5/14/12	ZAR	22,846	USD	2,934	(28)

					$838

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2012, is as follows:

CounterParty	Currency to Deliver ($Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(1,648)	1,620	$(28)
Barclays PLC	(93,820)	93,405	(415)
BNP Paribas	(247,911)	248,523	612
Brown Brothers Harriman	(121)	123	2
Chase Manhattan Bank	(1,418)	1,417	(1)
Citigroup	(52,839)	52,917	78
Credit Suisse First Boston	(4,869)	4,835	(34)
Deutsche Bank	(62,885)	63,425	539
Goldman Sachs	(2,517)	2,487	(30)
HSBC	(995)	996	2
JPMorgan Chase Bank	(24,084)	24,076	(8)
National Australia Bank	(25)	25	—
Northern Trust Brokerage	(2,168)	2,144	(24)
RBC	(8,758)	8,794	36
Royal Bank of Canada	(453)	450	(3)
Royal Bank of Scotland	(15,744)	15,764	20
Societe Generale	(23,497)	23,500	4
Standard Bank	(9,197)	9,188	(9)
State Street	(8,993)	8,991	(2)
UBS	(12,500)	12,494	(7)
Westpac Banking	(59,894)	60,000	106

			$838

For the six months ended March 31, 2012 the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

Outstanding swap agreements held by the Fund at March 31, 2012, is as follows:

11	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/19	GBP	2,500,000	$(528)
Deutsche Bank	1.93%	6-Month EURIBOR	04/03/19	EUR	4,200,000	—
Deutsche Bank	6-Month EURIBOR	4.17%	03/28/13	EUR	7,000,000	291
JPMorgan	6-Month JPY LIBOR	2.22%	03/26/27	JPY	750,000,000	915
Royal Bank of Scotland	6-Month EURIBOR	3.14%	08/04/21	EUR	1,450,000	188
JPMorgan	6-Month EURIBOR	4.38%	01/07/13	EUR	5,400,000	217
Merrill Lynch	3-Month Canadian Bankers Acceptance Rate	2.44%	03/01/22	CAD	2,000,000	(19)
UBS Warburg	Eurostat Eurozone	1.83%	11/25/19	EUR	1,350,000	(33)
						$1,031

For the six months ended March 31, 2012, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $484,982 ($ Thousands).

(1)	In local currency unless otherwise indicated.
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2012.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	Securities considered illiquid. The total market value of such securities as of March 31, 2012 was $2,385 ($ Thousands) and represented 0.5% of Net Assets.
(D)	Security is when-issued.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Real Estate Investment Trust.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

Cl — Class

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

GBP — British Pound Sterling

INR — India Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zlotty

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Global Bonds	$—	$441,051	$—	$441,051
Mortgage-Backed Securities	—	18,676	—	18,676
Corporate Obligations	—	13,035	—	13,035
U.S. Treasury Obligations	—	447	—	447
Asset-Backed Securities	—	598	—	598
Municipal Bond	—	49	—	49
Time Deposits	—	10,193	—	10,193

Total Investments in Securities	$—	$484,049	$—	$484,049

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$334	$—	$—	$334
Forwards Contracts*	—	838	—	838
Interest Rate Swaps*	—	1,031	—	1,031

Total Other Financial Instruments	$334	$1,869	$—	$2,203

*	Futures contracts, forwards contracts, and swap contracts are valued at the net unrealized appreciation/(depreciation).

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	12

SCHEDULE OF INVESTMENTS (unaudited)

Emerging Markets Debt Fund

March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.8%
Argentina — 3.6%
Capex
10.000%, 03/10/18(A)		488	$383
City of Buenos Aires Argentina
9.950%, 03/01/17(A)		1,154	1,076
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/22(A)		606	364
IRSA
11.500%, 07/20/20(A)		351	367
Province of Buenos Aires
9.625%, 04/18/28(B)		595	390
9.625%,
04/18/28(A)(B)		1,605	1,053
9.375%, 09/14/18(B)		470	337
Province of Medoza
5.500%, 09/04/18(B)		285	236
Province of Neuquen
8.656%,
10/18/14(A)(B)		102	105
Republic of Argentina
8.750%, 06/02/17		730	703
8.280%, 12/31/33		606	433
8.279%, 12/31/33		536	395
7.820%, 12/31/33	EUR	11,375	9,468
7.820%, 12/31/33	EUR	1,290	1,074
7.820%, 12/31/33(C)	EUR	11,230	9,234
7.000%, 04/17/17		1,681	1,428
7.000%, 10/03/15		2,670	2,502
5.830%, 12/31/33(C)	ARS	6,111	1,762
4.191%, 12/15/35(C)	EUR	11,600	1,769
2.500%, 03/31/19(D)		1,000	357
1.180%, 12/31/38(C)(D)		2	—
0.467%, 08/03/12(C)		6,705	829
0.044%, 12/15/35(C)(E)		4,952	644
0.000%, 12/15/35(C)		2	—
Transportadora Gas del Norte
7.500%, 12/31/12(B)(F)		130	65
7.500%, 12/31/12(A)(B)(F)		260	130
7.500%, 12/31/12(B)(F)		420	210
6.500%, 12/31/12(A)(B)(F)		30	15
6.500%, 12/31/12(B)(F)		81	41
6.500%, 12/31/12(B)(F)		72	36
WPE International Cooperatief
10.375%, 09/30/20		100	94
10.375%, 09/30/20(A)		950	896

			36,396

Australia — 0.0%
Mirabela Nickel
8.750%, 04/15/18(A)		203	175

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Bahrain — 0.0%
Kingdom of Bahrain
5.500%, 03/31/20		250	$248

Barbados — 0.3%
Columbus International
11.500%, 11/20/14(A)		1,600	1,775
11.500%, 11/20/14		1,057	1,173
Government of Barbados
7.000%, 08/04/22(A)		300	303

			3,251

Belarus — 0.3%
Republic of Belarus
8.950%, 01/26/18		1,800	1,622
8.750%, 08/03/15		1,850	1,720

			3,342

Belize — 0.0%
Government of Belize
6.000%, 02/20/29(B)		342	168

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
0.000%,
12/11/17(B)(C)	DEM	1,917	992

Brazil — 8.5%
Banco Cruzeiro do Sul
8.875%, 09/22/20		384	315
8.875%, 09/22/20(A)		1,144	915
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19(A)		1,300	1,529
5.500%, 07/12/20(A)		400	446
BM&FBovespa
5.500%, 07/16/20		500	531
BR Malls International Finance
8.500%, 12/31/49(A)		345	367
BR Properties
9.000%, 12/31/49(A)		541	566
Braskem Finance
7.375%, 10/04/49		300	302
Brazil Notas do Tesouro Nacional, Ser B
10.674%, 08/15/20	BRL	4,470	5,598
Brazil Notas Do Tesouro Nacional
10.000%, 01/01/17	BRL	8,750	4,672
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/14	BRL	18,904	10,415
10.000%, 01/01/21	BRL	11,054	5,666
CGM, CLN (Federal Republic of Brazil)
10.000%, 01/01/21		5,000	2,563

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Federal Republic of Brazil
12.500%, 01/05/22	BRL	680	$495
11.000%, 08/17/40		150	198
10.250%, 01/10/28	BRL	1,140	747
10.125%, 05/15/27		3,387	5,643
8.875%, 04/15/24		1,520	2,316
8.750%, 02/04/25		916	1,392
8.250%, 01/20/34		3,910	5,904
7.125%, 01/20/37		5,326	7,310
5.875%, 01/15/19		710	849
5.625%, 01/07/41		1,050	1,210
4.875%, 01/22/21		1,571	1,778
Fibria Overseas Finance
7.500%, 05/04/20(A)		1,358	1,434
6.750%, 03/03/21		1,000	1,023
General Shopping Finance
10.000%, 12/31/49(A)		1,044	1,079
Globo Comunicacao e Participacoes
6.250%, 07/20/15(D)		147	156
Hypermarcas
6.500%, 04/20/21(A)		1,224	1,187
Itau Unibanco Holding
5.650%, 03/19/22(A)		401	402
JBS Finance II
8.250%, 01/29/18(A)		1,820	1,854
8.250%, 01/29/18		1,300	1,324
JP Morgan, CLN (Federal Republic of Brazil)
10.000%, 01/01/21		3,400	1,743
Marfrig Holding Europe BV
8.375%, 05/09/18		1,900	1,729
Minerva Luxembourg
12.250%, 02/10/22(A)		1,320	1,442
Minerva Overseas II
10.875%, 11/15/19(A)		235	248
10.875%, 11/15/19		310	327
NET Servicos de Comunicacao
7.500%, 01/27/20		288	336
Odebrecht Drilling Norbe VIII/IX
6.350%, 06/30/21		323	344
6.350%, 06/30/21(A)		534	569
OGX Austria GmbH
8.375%, 04/01/22(A)		504	509
OGX Petroleo e Gas Participacoes
8.500%, 06/01/18(A)		1,004	1,043
Oi
5.750%, 02/10/22(A)		550	566
OSX 3 Leasing BV
9.250%, 03/20/15		200	206
Petrobras International Finance
5.375%, 01/27/21		1,071	1,153
Petrobras International Finance - Pifco
2.875%, 02/06/15		203	208
QGOG Atlantic/Alaskan Rigs
5.250%, 07/30/18(A)		887	891
Schahin II Finance SPV
5.875%, 09/25/22(A)		990	993
Telemar Norte Leste
5.500%, 10/23/20(A)		850	874

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Virgolino de Oliveira Finance
10.500%, 01/28/18		217	$213
Votorantim Cimentos
7.250%, 04/05/41(A)		300	305
Voto-Votorantim
6.750%, 04/05/21(A)		306	343
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/19(A)		490	547

			84,775

Chile — 0.9%
Banco del Estado de Chile
3.875%, 02/08/22(A)		1,160	1,151
BancoEstado
4.125%, 10/07/20(A)		600	621
Empresa Nacional del Petroleo
6.250%, 07/08/19(A)		100	114
6.250%, 07/08/19		700	800
5.250%, 08/10/20(A)		400	433
Inversiones Alsacia
8.000%, 08/18/18(A)		966	931
Nacional del Cobre de Chile
7.500%, 01/15/19		400	501
6.150%, 10/24/36		1,530	1,851
3.875%, 11/03/21(A)		950	970
3.750%, 11/04/20(A)		700	717
Republic of Chile
3.250%, 09/14/21		380	386
Telefonica Moviles Chile
2.875%, 11/09/15		500	500

			8,975

China — 1.4%
Agile Property Holdings
8.875%, 04/28/17		400	372
Central China Real Estate
12.250%, 10/20/15		200	193
China Liansu Group Holdings
7.875%, 05/13/16(A)		448	419
China Oriental Group
8.000%, 08/18/15		200	184
8.000%, 08/18/15(A)		650	596
7.000%, 11/17/17		1,000	830
China Overseas Finance Cayman II
5.500%, 11/10/20		200	198
China Resources Gas Group MTN
4.500%, 04/05/22(A)		335	329
CITIC Bank International MTN
6.875%, 06/24/20		100	104
CNPC HK Overseas Capital
5.950%, 04/28/41		200	229
5.950%, 04/28/41(A)		550	628
Country Garden Holdings
11.250%, 04/22/17		700	693
Evergrande Real Estate Group
13.000%, 01/27/15		756	735
13.000%, 01/27/15(A)		701	682
9.250%, 01/19/16	CNY	5,000	685
7.500%, 01/19/14	CNY	3,000	425

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	2

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Franshion Development
6.750%, 04/15/21(A)		750	$654
Hidili Industry International Development
8.625%, 11/04/15		500	431
Kaisa Group Holdings
13.500%, 04/28/15		539	509
Mega Advance Investments
5.000%, 05/12/21(A)		606	625
MIE Holdings
9.750%, 05/12/16(A)		600	594
Sinochem Overseas Capital
6.300%, 11/12/40		350	330
4.500%, 11/12/20(A)		3,242	3,093
Tencent Holdings
4.625%, 12/12/16		250	252
Texhong Textile Group
7.625%, 01/19/16(A)		255	212
West China Cement
7.500%, 01/25/16(A)		200	169

			14,171

Colombia — 4.6%
BanColombia
5.950%, 06/03/21		200	212
5.950%, 06/03/21(A)		748	792
Bogota Distrio Capital
9.750%, 07/26/28(A)	COP	9,020,000	6,766
Ecopetrol
7.625%, 07/23/19(A)		500	616
Empresa de Energia de Bogota
6.125%, 11/10/21		925	981
Grupo Aval
5.250%, 02/01/17(A)		400	415
Gruposura Finance
5.700%, 05/18/21(A)		1,010	1,055
Republic of Colombia
11.750%, 02/25/20		1,595	2,540
10.375%, 01/28/33		330	556
8.125%, 05/21/24		2,150	3,048
7.375%, 09/18/37		10,100	14,165
7.375%, 01/27/17		2,775	3,434
7.375%, 03/18/19		3,770	4,837
6.125%, 01/18/41		3,404	4,170
4.375%, 07/12/21		2,198	2,390
Transportadora de Gas Internacional ESP
5.700%, 03/20/22(A)		350	359

			46,336

Croatia — 1.2%
Government of Croatia
6.750%, 11/05/19		2,283	2,292
6.625%, 07/14/20		150	149
6.625%, 07/14/20(A)		2,068	2,047
6.375%, 03/24/21		400	384
6.375%, 03/24/21(A)		6,446	6,188
Zagrebacki Holding
5.500%, 07/10/17	EUR	1,100	1,157

			12,217

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16(A)	EUR	700	$876

Dominican Republic — 0.3%
Cap Cana
10.000%, 04/30/16(F)		982	147
10.000%, 04/30/16(F)		844	211
Dominican Republic
7.500%, 05/06/21(A)		1,490	1,535
7.500%, 05/06/21		700	721

			2,614

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15		550	558

Egypt — 0.2%
Government of Egypt
6.875%, 04/30/40		450	394
5.750%, 04/29/20(A)		650	618
5.750%, 04/29/20		400	380
Nile Finance
5.250%, 08/05/15		650	627

			2,019

El Salvador — 0.7%
Republic of El Salvador
8.250%, 04/10/32		250	272
7.750%, 01/24/23		332	361
7.650%, 06/15/35		4,336	4,434
7.625%, 02/01/41(A)		950	949
7.375%, 12/01/19		400	432
Telemovil Finance
8.000%, 10/01/17(A)		900	931

			7,379

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/17		100	122

Georgia — 0.2%
Georgian Railway
9.875%, 07/22/15		650	694
Republic of Georgia
6.875%, 04/12/21(A)		750	787

			1,481

Germany — 0.2%
Deutsche Bank, CLN (Government of Germany) MTN
9.375%, 02/13/18(A)(B)		1,732	1,708

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Ghana — 0.3%
Republic of Ghana
8.500%, 10/04/17		1,647	$1,886
8.500%, 10/04/17(A)		500	572

			2,458

Hong Kong — 0.4%
Bank of China Hong Kong
5.550%, 02/11/20(A)		1,600	1,680
Hutchison Whampoa International
6.000%, 12/31/49(C)		460	468
Hutchison Whampoa International 11
4.625%, 01/13/22(A)		800	804
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/20		600	615
PCCW-HKT Capital No. 4
4.250%, 02/24/16		701	722

			4,289

Hungary — 0.8%
Republic of Hungary
7.625%, 03/29/41		2,058	1,862
6.375%, 03/29/21		870	796
6.250%, 01/29/20		950	867
6.000%, 01/11/19	EUR	612	714
5.750%, 06/11/18	EUR	1,688	1,944
5.500%, 05/06/14		66	100
5.000%, 03/30/16		227	311
4.750%, 02/03/15		187	176
4.500%, 01/29/14		467	591
4.375%, 07/04/17		673	747
3.500%, 07/18/16		311	345

			8,453

India — 0.3%
Axis Bank MTN
7.125%, 06/28/22(C)		163	153
Bank of India MTN
6.994%, 12/31/49(C)		177	162
ICICI Bank
5.750%, 11/16/20(A)		503	494
Reliance Holdings USA
6.250%, 10/19/40		800	730
5.400%, 02/14/22(A)		550	547
Vedanta Resources
9.500%, 07/18/18		280	283
8.250%, 06/07/21(A)		435	403

			2,772

Indonesia — 4.5%
Adaro Indonesia MTN
7.625%, 10/22/19		208	226
7.625%, 10/22/19(A)		455	494
Bakrie Telecom
11.500%, 05/07/15		634	472
Berau Capital Resources
12.500%, 07/08/15		1,300	1,459
Berau Coal Energy
7.250%, 03/13/17(A)		598	601

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Indosat Palapa
7.375%, 07/29/20(A)	452	$497
Listrindo Capital BV
6.950%, 02/21/19(A)	425	439
Majapahit Holding
8.000%, 08/07/19(A)	500	605
8.000%, 08/07/19	160	194
7.875%, 06/29/37(A)(B)	355	445
7.750%, 01/20/20	400	482
7.750%, 01/20/20(A)	250	301
7.750%, 10/17/16	750	868
Pertamina Persero
6.500%, 05/27/41(A)	380	410
5.250%, 05/23/21(A)	500	526
Perusahaan Listrik Negara
5.500%, 11/22/21(A)	1,435	1,503
Republic of Indonesia
11.625%, 03/04/19	300	447
11.625%, 03/04/19	5,726	8,532
11.625%, 03/04/19(A)	1,825	2,719
10.375%, 05/04/14	450	524
8.500%, 10/12/35	4,050	6,014
8.500%, 10/12/35	300	446
7.750%, 01/17/38	5,347	7,406
7.500%, 01/15/16	1,150	1,346
6.875%, 01/17/18(A)	900	1,073
6.875%, 01/17/18	1,750	2,087
6.750%, 03/10/14	350	380
6.625%, 02/17/37	300	370
6.625%, 02/17/37	900	1,109
5.875%, 03/13/20(A)	1,054	1,209
4.875%, 05/05/21(A)	1,700	1,842
Sable International Finance
8.750%, 02/01/20(A)	200	212
Star Energy Geothermal Wayang Windu
11.500%, 02/12/15(A)	400	441

		45,679

Iraq — 1.3%
Republic of Iraq
5.800%, 01/15/28	15,292	12,884

Israel — 0.1%
Israel Electric
6.700%, 02/10/17(A)	500	515

Ivory Coast — 0.7%
Government of Ivory Coast
3.750%, 12/31/32(F)	10,993	6,898

Jamaica — 0.4%
Digicel Group
10.500%, 04/15/18	860	950
9.125%, 01/15/15(A)	822	837
8.875%, 01/15/15	1,400	1,424
8.875%, 01/15/15(A)	1,050	1,068

		4,279

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	4

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Jordan — 0.1%
Kingdom of Jordan
3.875%, 11/12/15		1,450	$1,392

Kazakhstan — 4.3%
ATF Bank JSC
9.000%, 05/11/16		300	282
Bank CenterCredit
8.625%, 01/30/14		1,450	1,468
BTA Bank
10.750%, 07/01/18(A)(F)		1,202	258
10.750%, 07/01/18(F)		3,634	781
0.001%, 07/01/20(A)(G)		2,492	174
Development Bank of Kazakhstan
5.500%, 12/20/15(A)		450	482
Halyk Savings Bank of Kahakhstan
7.250%, 05/03/17		960	985
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/21(A)		1,200	1,233
Kazatomprom Natsionalnaya Atomnaya Kompaniya
6.250%, 05/20/15(A)		1,123	1,216
6.250%, 05/20/15		450	487
Kazkommertsbank
12.850%, 12/18/12		200	207
8.500%, 04/16/13		400	403
8.000%, 11/03/15		1,900	1,815
7.875%, 04/07/14		500	492
6.875%, 02/13/17	EUR	450	536
Kazkommertsbank Via Citigroup Global Markets
8.700%, 04/07/14(C)(D)		1,300	1,164
KazMunayGas National MTN
11.750%, 01/23/15(A)		2,673	3,262
11.750%, 01/23/15		2,974	3,629
9.125%, 07/02/18(A)		2,210	2,753
9.125%, 07/02/18		1,129	1,407
8.375%, 07/02/13		4,640	4,943
7.000%, 05/05/20		1,940	2,206
7.000%, 05/05/20(A)		1,626	1,849
6.375%, 04/09/21		1,750	1,933
6.375%, 04/09/21(A)		4,269	4,715
Republic of Kazakhstan
6.375%, 10/06/20(A)	EUR	1,400	1,550
Tengizchevroil Finance
6.124%, 11/15/14		215	225
Zhaikmunai LLP
10.500%, 10/19/15(A)		2,059	2,171
10.500%, 10/19/15		550	580

			43,206

Kuwait — 0.1%
Kuwait Projects MTN
9.375%, 07/15/20		600	656
8.875%, 10/17/16		700	786

			1,442

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Latvia — 0.1%
Republic of Latvia
5.250%, 06/16/21(A)		490	$492

Lebanon — 0.5%
Republic of Lebanon MTN
9.000%, 03/20/17		100	118
8.250%, 04/12/21		800	952
6.600%, 11/27/26		890	909
6.375%, 03/09/20		1,400	1,488
6.100%, 10/04/22		900	920
5.150%, 11/12/18		300	302

			4,689

Lithuania — 1.9%
Republic of Lithuania
7.375%, 02/11/20		1,824	2,134
7.375%, 02/11/20(A)		1,100	1,287
6.750%, 01/15/15(A)		1,186	1,281
6.625%, 02/01/22(A)		4,018	4,450
6.125%, 03/09/21		5,080	5,435
6.125%, 03/09/21(A)		3,039	3,252
5.125%, 09/14/17(A)		1,025	1,066

			18,905

Malaysia — 2.0%
Axiata SPV1 Labuan
5.375%, 04/28/20		250	264
Petroliam Nasional
7.625%, 10/15/26		925	1,277
Petronas Capital
7.875%, 05/22/22(A)		250	336
7.875%, 05/22/22		6,311	8,477
5.250%, 08/12/19		1,100	1,226
5.250%, 08/12/19(A)		6,740	7,513
Wakala Global Sukuk
4.646%, 07/06/21(A)		900	974

			20,067

Mexico — 8.2%
America Movil
2.375%, 09/08/16		1,800	1,822
Axtel
9.000%, 09/22/19		719	586
7.625%, 02/01/17(A)		249	202
Bank of New York Mellon Institucion de Banca Multiple
9.625%, 05/02/21(A)		1,384	1,322
BBVA Bancomer
6.008%, 05/17/22(C)		1,000	980
Cemex
9.000%, 01/11/18(A)		1,266	1,193
5.470%, 09/30/15(A)(C)		737	665
Cemex Espana
9.250%, 05/12/20(A)		2,100	1,927
8.875%, 05/12/17	EUR	51	59
Cemex Finance
9.500%, 12/14/16		500	499

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Comision Federal de Electricidad
5.750%, 02/14/42(A)		900	$899
4.875%, 05/26/21(A)		550	583
Desarrolladora Homex
9.750%, 03/25/20(A)		1,000	1,060
Deutsche Bank, CLN (Urbi Desarrollos Urbanos)
10.571%, 12/22/12		540	570
GEO
9.250%, 06/30/20		500	529
9.250%, 06/30/20(A)		900	952
8.875%, 03/27/22(A)		200	204
Grupo Bimbo
4.875%, 06/30/20(A)		152	159
Grupo Senda
10.500%, 10/03/15		3,665	3,619
Grupo Televisa
6.000%, 05/15/18		245	284
Mexican Bonos MTN
4.750%, 03/08/44		260	255
3.625%, 03/15/22		650	665
Mexican Bonos, Ser M
6.500%, 06/10/21	MXP	48,780	3,884
Mexican Bonos, Ser M20
8.500%, 05/31/29	MXP	55,600	4,970
7.750%, 05/29/31	MXP	60,500	4,985
Mexican Bonos, Ser M30
10.000%, 11/20/36	MXP	49,900	4,992
NII Capital
10.000%, 08/15/16		359	407
7.625%, 04/01/21		516	504
Oceanografia
11.250%, 07/15/15		1,079	658
Pemex Finance
9.150%, 11/15/18		1,595	2,052
Pemex Project Funding Master Trust
6.625%, 06/15/35		2,546	2,902
5.750%, 03/01/18		2,055	2,312
Petroleos Mexicanos
8.000%, 05/03/19		700	885
6.500%, 06/02/41(A)		442	497
6.500%, 06/02/41(A)		750	844
6.000%, 03/05/20(A)		300	341
4.875%, 01/24/22(A)		600	630
United Mexican States MTN
8.300%, 08/15/31		3,865	5,759
6.050%, 01/11/40		4,360	5,276
5.950%, 03/19/19		1,300	1,559
5.750%, 10/12/10		6,134	6,303
5.625%, 01/15/17		1,442	1,668
5.125%, 01/15/20		1,700	1,951
United Mexican States, Ser A MTN
8.000%, 09/24/22		1,785	2,454
6.750%, 09/27/34		5,226	6,715
Urbi Desarrollos Urbanos
9.750%, 02/03/22(A)		600	636
9.500%, 01/21/20		100	105

			82,323

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Mongolia — 0.1%
Mongolian Mining MTN
8.875%, 03/29/17(A)		777	$776

Morocco — 0.2%
Kingdom of Morocco
4.500%, 10/05/20	EUR	1,500	1,860

Nigeria — 0.3%
Afren
11.500%, 02/01/16(A)		1,150	1,245
10.250%, 04/08/19(A)		700	734
Republic of Nigeria
6.750%, 01/28/21(A)		750	823
UBS
7.396%, 08/29/10(A)(B)(C)		750	470

			3,272

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13(B)		2,250	112

Pakistan — 0.2%
Republic of Pakistan
7.125%, 03/31/16		910	755
6.875%, 06/01/17		100	75
6.875%, 06/01/17		1,390	1,043

			1,873

Panama — 2.0%
Republic of Panama
9.375%, 04/01/29		4,141	6,632
9.375%, 01/16/23		560	778
8.875%, 09/30/27		1,650	2,525
8.125%, 04/28/34		1,409	1,944
7.250%, 03/15/15		620	718
7.125%, 01/29/26		325	434
6.700%, 01/26/36		5,098	6,704

			19,735

Peru — 1.7%
Banco de Credito del Peru
5.375%, 09/16/20(A)		424	433
Inkia Energy
8.375%, 04/04/21(A)		460	474
Interoceanica IV Finance
3.809%, 11/30/25(A)(B)(G)		873	532
3.638%, 11/30/18(A)(B)(G)		357	307

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	6

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2012

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Peru Enhanced Pass-Through Finance
4.156%, 06/02/25(A)(G)[1]		1,000	$600
3.936%, 05/31/18(A)(B)(G)[1]		472	415
3.288%, 05/31/18(B)(G)[1]		175	154
Republic of Peru
8.750%, 11/21/33		5,189	8,048
8.375%, 05/03/16		600	746
7.350%, 07/21/25		3,460	4,726
Southern Copper
6.750%, 04/16/40		386	417
Volcan Cia Minera SAA
5.375%, 02/02/22(A)		503	521

			17,373

Philippines — 3.6%
National Power
9.625%, 05/15/28(B)		1,100	1,540
Power Sector Assets & Liabilities Management
7.390%, 12/02/24(A)		800	1,012
7.390%, 12/02/24		500	633
7.250%, 05/27/19(A)		150	184
Republic of Philippines
10.625%, 03/16/25		3,200	5,168
9.500%, 02/02/30		3,559	5,623
9.375%, 01/18/17		150	194
8.375%, 06/17/19		2,050	2,716
7.750%, 01/14/31		5,629	7,768
7.500%, 09/25/24		670	871
6.500%, 01/20/20		1,156	1,397
6.375%, 10/23/34		2,288	2,817
5.500%, 03/30/26		1,860	2,118
5.000%, 01/13/37		650	678
4.000%, 01/15/21		3,057	3,183

			35,902

Poland — 3.0%
Eileme 2
11.625%, 01/31/20(A)		1,000	1,042
Polish Television Holding
11.000%, 11/15/14(A)(D)	EUR	600	801
Republic of Poland
6.375%, 07/15/19		9,506	11,051
5.125%, 04/21/21		2,669	2,850
5.000%, 03/23/22		10,701	11,279
4.000%, 03/23/21	EUR	736	984
TVN Finance II
10.750%, 11/15/17(A)	EUR	1,200	1,694
10.750%, 11/15/17	EUR	200	282

			29,983

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Qatar — 2.0%
Qtel International Finance
7.875%, 06/10/19	2,020	$2,480
6.500%, 06/10/14(A)	200	219
5.000%, 10/19/25	270	273
5.000%, 10/19/25(A)	637	645
4.750%, 02/16/21(A)	457	472
4.750%, 02/16/21	840	868
State of Qatar
9.750%, 06/15/30	1,025	1,602
6.550%, 04/09/19	1,533	1,824
6.400%, 01/20/40	1,176	1,373
6.400%, 01/20/40(A)	710	829
5.750%, 01/20/42(A)	750	811
5.250%, 01/20/20(A)	2,800	3,087
5.250%, 01/20/20	2,525	2,784
4.500%, 01/20/22(A)	2,500	2,609
4.000%, 01/20/15(A)	300	316

		20,192

Romania — 0.2%
Government of Romania MTN
6.750%, 02/07/22(A)	1,568	1,639

Russia — 9.1%
AK Transneft Via TransCapitalInvest
8.700%, 08/07/18	100	123
Alfa Bank Via Alfa Bond Issuance
7.875%, 09/25/17(A)	675	696
7.750%, 04/28/21(A)	750	737
Alfa Invest MTN
9.250%, 06/24/13(A)(B)	750	794
Alfa Issuance MTN
8.000%, 03/18/15	417	439
ALROSA Finance
7.750%, 11/03/20	240	256
Bank of Moscow via BOM Capital
6.699%, 03/11/15	1,200	1,251
Evraz Group
9.500%, 04/24/18	500	550
6.750%, 04/27/18	500	478
6.750%, 04/27/18(A)	896	857
Lukoil International Finance BV
6.656%, 06/07/22	500	553
Metalloinvest Finance
6.500%, 07/21/16(A)	820	807
6.500%, 07/21/16	1,000	985
MTS International Funding
8.625%, 06/22/20	100	116
8.625%, 06/22/20(A)	1,500	1,735
Novatek Finance
6.604%, 02/03/21(A)	2,063	2,280
5.326%, 02/03/16	255	268
Russia, CLN
7.600%, 04/14/21	55,200	1,865
Russian Agricultural Bank Via RSHB Capital
7.750%, 05/29/18	650	736

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Russian Foreign Bond - Eurobond
12.750%, 06/24/28	2,210	$3,981
7.500%, 03/31/30	33,591	40,183
5.625%, 04/04/42(A)	1,800	1,786
5.000%, 04/29/20(A)	2,500	2,665
5.000%, 04/29/20	700	746
3.625%, 04/29/15	300	312
3.250%, 04/04/17(A)	1,200	1,201
Sberbank of Russia Via SB Capital
6.125%, 02/07/22(A)	550	564
SCF Capital
5.375%, 10/27/17(A)	2,510	2,397
Severstal JSC via Steel Capital
6.250%, 07/26/16	800	799
Severstal Via Steel Capital
6.700%, 10/25/17	400	405
Sinek Capital Via Edel Capital
7.700%, 08/03/15	500	508
Teorema Holding
11.000%, 10/27/09(F)(H)	3,400	340
TMK Capital
7.750%, 01/27/18	1,100	1,065
TNK-BP Finance
6.250%, 02/02/15(A)	202	218
Vimpel Communications Via UBS Luxembourg
8.250%, 05/23/16	570	619
Vimpel Communications Via VIP Finance Ireland
9.125%, 04/30/18(A)(B)	600	655
9.125%, 04/30/18	950	1,038
7.748%, 02/02/21(A)	3,436	3,393
VimpelCom Holdings
7.504%, 03/01/22(A)	700	679
6.255%, 03/01/17	550	548
Vnesheconombank Via VEB Finance MTN
6.902%, 07/09/20(A)	2,385	2,579
6.902%, 07/09/20	3,350	3,622
6.800%, 11/22/25	1,300	1,360
6.800%, 11/22/25(A)	900	942
5.450%, 11/22/17(A)	700	725
VTB Bank Via VTB Capital
6.875%, 05/29/18	700	739
6.551%, 10/13/20(A)	960	958
6.250%, 06/30/35	381	398

		90,951

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15(A)	1,500	1,446

Senegal — 0.2%
Republic of Senegal
8.750%, 05/13/21	250	271
8.750%, 05/13/21(A)	1,210	1,313

		1,584

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Serbia — 0.1%
Republic of Serbia
7.250%, 09/28/21		200	$212
7.250%, 09/28/21(A)		1,000	1,052

			1,264

Singapore — 0.2%
MMI International
8.000%, 03/01/17		250	259
Sea Product
4.743%, 05/14/10(B)		1,592	1,369
STATS ChipPAC
5.375%, 03/31/16(A)		176	179
Yanlord Land Group
9.500%, 05/04/17		200	178

			1,985

South Africa — 3.0%
Edcon Proprietary
9.500%, 03/01/18	EUR	100	120
4.126%, 06/15/14(C)	EUR	1,500	1,758
Eskom Holdings
5.750%, 01/26/21(A)		2,450	2,572
Gold Fields Orogen Holdings
4.875%, 10/07/20		1,124	1,077
Myriad International Holding
6.375%, 07/28/17(A)		659	722
6.375%, 07/28/17		570	624
Republic of South Africa
8.500%, 06/23/17		860	1,066
8.000%, 12/21/18	ZAR	11,040	1,462
6.875%, 05/27/19		3,197	3,848
6.750%, 03/31/21	ZAR	17,820	2,157
6.250%, 03/08/41		1,611	1,885
5.875%, 05/30/22		2,050	2,337
5.500%, 03/09/20		5,640	6,289
4.665%, 01/17/24		3,776	3,861
Transnet MTN
4.500%, 02/10/16(A)		560	580

			30,358

South Korea — 0.2%
Export-Import Bank of Korea
4.375%, 09/15/21		350	353
Korea Gas
6.250%, 01/20/42(A)		280	318
Republic of Korea
7.125%, 04/16/19		950	1,175

			1,846

Sri Lanka — 0.2%
Republic of Sri Lanka
7.400%, 01/22/15(A)		350	370
6.250%, 10/04/20(A)		900	896
6.250%, 07/27/21(A)		400	398

			1,664

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19		485	601

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	8

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2012

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)
Trinidad & Tobago — 0.3%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19(A)(B)	1,090	$1,344
6.000%, 05/08/22(A)(B)	306	317
6.000%, 05/08/22(B)	1,667	1,725

		3,386

Tunisia — 0.0%
Banque Centrale de Tunisie
8.250%, 09/19/27	200	238

Turkey — 3.6%
Export Credit Bank of Turkey
5.375%, 11/04/16(A)	850	859
Republic of Turkey
11.875%, 01/15/30	850	1,435
8.000%, 02/14/34	2,000	2,500
7.500%, 07/14/17	800	922
7.500%, 11/07/19	3,630	4,256
7.375%, 02/05/25	2,020	2,376
7.250%, 03/15/15	850	943
7.250%, 03/05/38	2,890	3,360
7.000%, 06/05/20	570	650
7.000%, 03/11/19	550	628
7.000%, 09/26/16	938	1,055
6.875%, 03/17/36	2,220	2,464
6.750%, 05/30/40	2,633	2,870
6.750%, 04/03/18	4,314	4,837
6.250%, 09/26/22	1,715	1,844
6.000%, 01/14/41	552	544
5.625%, 03/30/21	1,501	1,566
5.125%, 03/25/22	1,709	1,696
0.000%, 05/15/13(G)	750	380
0.000%, 07/17/13(G)[1]	1,830	913
Yuksel Insaat
9.500%, 11/10/15	146	127

		36,225

Ukraine — 2.9%
DTEK Finance
9.500%, 04/28/15(A)	620	589
9.500%, 04/28/15	550	523
Ferrexpo Finance
7.875%, 04/07/16(A)	538	498
7.875%, 04/07/16	1,200	1,110
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17(A)	550	468

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
Government of Ukraine
7.950%, 02/23/21		206	$177
7.950%, 02/23/21(A)		250	215
7.750%, 09/23/20(A)		440	376
7.750%, 09/23/20		554	474
7.650%, 06/11/13		600	578
6.875%, 09/23/15(A)(E)		1,472	1,360
6.875%, 09/23/15		1,287	1,189
6.750%, 11/14/17		1,350	1,181
6.580%, 11/21/16		1,600	1,384
6.580%, 11/21/16(A)		440	381
6.385%, 06/26/12		500	498
6.250%, 06/17/16		312	271
6.250%, 06/17/16(A)		1,343	1,168
Metinvest
8.750%, 02/14/18(A)		869	786
8.750%, 02/14/18		1,450	1,312
MHP
10.250%, 04/29/15		968	929
10.250%, 04/29/15(A)		1,428	1,371
Mriya Agro Holding
10.950%, 03/30/16(A)		616	563
National Naftogaz of Ukraine
9.500%, 09/30/14		6,600	6,386
Oschadbank Via SSB #1
8.250%, 03/10/16		800	680
The EXIM of Ukraine Via Credit Suisse First Boston International
6.800%, 10/04/12		750	748
Ukreximbank Via Biz Finance
8.375%, 04/27/15		4,771	4,413

			29,628

United Arab Emirates — 3.3%
Abu Dhabi National Energy MTN
5.875%, 12/13/21(A)		445	474
Atlantic Finance
10.750%, 05/27/14		1,600	1,756
Dolphin Energy
5.888%, 06/15/19(A)		421	456
5.888%, 06/15/19		632	684
5.500%, 12/15/21(A)		400	422
DP World MTN
6.850%, 07/02/37		2,250	2,171
Dubai DOF Sukuk MTN
6.396%, 11/03/14		800	845
Dubai Electricity & Water Authority
8.500%, 04/22/15(A)		2,000	2,225
8.500%, 04/22/15		1,078	1,199
7.375%, 10/21/20		150	161
7.375%, 10/21/20(A)		2,416	2,591
Dubai Holding Commercial Operations MTN
6.000%, 02/01/17	GBP	750	1,008
4.750%, 01/30/14	EUR	2,350	2,930
Dubai Sukuk Centre
0.849%, 06/13/12(C)		2,400	2,328
Emirate of Abu Dhabi
6.750%, 04/08/19(A)		470	573
6.750%, 04/08/19		600	732

9	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Emirate of Dubai MTN
7.750%, 10/05/20		950	$1,047
6.700%, 10/05/15		300	322
IPIC GMTN MTN
6.875%, 11/01/41(A)		790	826
5.500%, 03/01/22(A)		363	373
3.750%, 03/01/17(A)		1,536	1,563
Jafz Sukuk
2.991%, 11/27/12(C)	AED	22,400	5,849
MAF SUKUK MTN
5.850%, 02/07/17		500	521
Pyrus
7.500%, 12/20/15		1,300	1,341

			32,397

Uruguay — 1.5%
Republic of Uruguay PIK
7.875%, 01/15/33		1,789	2,495
Republic of Uruguay
9.250%, 05/17/17		218	289
8.000%, 11/18/22		6,607	9,101
7.625%, 03/21/36		1,754	2,434
6.875%, 09/28/25		567	731

			15,050

Venezuela — 5.6%
Petroleos de Venezuela
12.750%, 02/17/22		1,650	1,650
8.500%, 11/02/17		900	790
8.500%, 11/02/17		990	869
5.500%, 04/12/37		2,000	1,190
5.375%, 04/12/27		4,855	2,986
5.250%, 04/12/17		4,497	3,406
5.000%, 10/28/15		4,201	3,487
4.900%, 10/28/14		13,652	12,219
Republic of Venezuela
13.625%, 08/15/18		2,100	2,310
13.625%, 08/15/18		144	158
12.750%, 08/23/22		6,330	6,647
11.950%, 08/05/31		5,280	5,201
11.750%, 10/21/26		1,580	1,556
10.750%, 09/19/13		400	417
9.375%, 01/13/34		2,030	1,690
9.250%, 09/15/27		2,570	2,267
9.250%, 05/07/28		2,180	1,799
9.000%, 05/07/23		2,820	2,397
8.500%, 10/08/14		1,066	1,069
8.250%, 10/13/24		1,950	1,550
7.750%, 10/13/19		1,250	1,050
7.650%, 04/21/25		1,250	944
7.000%, 03/31/38		100	70
6.000%, 12/09/20		880	653

			56,375

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)
Vietnam — 0.2%
Republic of Vietnam
6.875%, 01/15/16		750	$819
6.750%, 01/29/20		1,200	1,311

			2,130

Total Global Bonds (Cost $866,276) ($ Thousands)			928,391

LOAN PARTICIPATIONS — 1.8%

Angola — 0.1%
Republic of Angola
3.667%, 04/30/16	EUR	975	1,184

Brazil — 0.1%
Virgolino de Oliveira
5.551%, 11/03/15		441	438

Indonesia — 0.3%
PT Bumi
15.000%, 01/18/13 (B)		568	557
11.243%, 08/07/13 (B)		1,743	1,823

			2,380

Mexico — 0.5%
Altos Hornos Promissory Note # 5
0.000%, 04/29/99 (B)		2,500	837
Altos Hornos Promissory Note # 6
0.000%, 04/29/99 (B)		2,500	837
Altos Hornos Promissory Note (Counterparty: Deustche Bank)
0.000%, 12/31/49 (B)		4,500	1,508
Altos Hornos Tranche A (Counterparty: Bank of America)
0.000%, 04/11/04 (B)		6,540	2,191

			5,373

Singapore — 0.8%
Connect International PIK
0.000%, 08/31/11 (B)		9,161	5,144
Morton Bay
6.220%, 12/30/09 (B)		3,158	2,758

			7,902

Total Loan Participations (Cost $20,511)($ Thousands)			17,277

CONVERTIBLE BONDS — 0.4%
Dana Gas Sukuk CV to Variable Shares
7.500%, 10/31/12		850	659
Firstsource CV to 42,549.14 Shares
5.580%, 12/04/12 (G)		1,800	2,165
Suzlon Energy CV to 22.683 Shares
2.959%, 06/12/12 (G)		710	873

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	10

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2012

Description	Face Amount(1) (Thousands)	Market Value ($Thousands)
Suzlon Energy CV to 533.2762 Shares
2.446%, 07/25/140 (G)	450	$382

Total Convertible Bonds (Cost $3,555) ($ Thousands)		4,079

AFFILIATED PARTNERSHIP — 0.7%
United States — 0.7%
SEI Liquidity Fund, L.P.,
0.180%†*(I)	7,503,134	7,219

Total Affiliated Partnership (Cost $7,503) ($ Thousands)		7,219

TIME DEPOSITS — 3.1%
United States — 3.1%
Brown Brothers Harriman
0.050%, 04/02/12	EUR 390	520
0.030%, 04/02/12	30,740	30,740

Total Time Deposits (Cost $31,260) ($ Thousands)		31,260

Total Investments — 95.7% (Cost $929,105) ($ Thousands)		$988,226

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
Euro-Bund	(8)	Jun-2012	$—
Euro-Buxl 30 Year Bond	(11)	Jun-2012	(5)
U.S. 10-Year Treasury Note	(245)	Jun-2012	(122)
U.S. 10-Year Treasury Note	50	Jun-2012	(93)
U.S. Ultra Long Treasury Bond	(81)	Jun-2012	(69)

			$(289)

For the six months ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

The following are the outstanding forward foreign currency contracts held by the Fund at March 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/3/12	KRW	1,920,000	USD	1,693	$(2)
4/3/12-6/1/12	USD	2,643	KRW	3,000,000	4
4/3/12-6/20/12	USD	4,760	ILS	17,780	29
4/3/12-6/26/12	ILS	14,050	USD	3,770	(16)
4/3/12-7/3/12	BRL	59,004	USD	31,597	(621)
4/3/12-7/3/12	USD	28,590	BRL	50,853	(731)
4/4/12-4/30/12	EUR	38,308	USD	50,204	(810)
4/4/12-10/21/12	USD	3,604	EUR	2,701	(7)
4/12/12	PHP	73,000	USD	1,700	1
4/12/12	USD	1,667	PHP	73,000	32
4/13/12	HUF	622,000	EUR	2,070	(48)
4/13/12-4/30/12	INR	357,643	USD	7,059	61
4/13/12-4/30/12	USD	7,159	INR	357,643	(162)
4/18/12	EUR	1,322	PLN	5,600	33
4/18/12	IDR	15,200,000	USD	1,647	(13)
4/18/12	THB	52,000	USD	1,628	(56)
4/18/12	USD	1,691	IDR	15,200,000	(31)
4/18/12	USD	1,713	THB	52,000	(29)
4/19/12-5/14/12	RUB	158,260	USD	5,372	24
4/19/12-6/8/12	USD	7,068	RUB	215,897	225
4/24/12	CZK	42,500	EUR	1,661	(67)
4/24/12	EUR	288	CZK	7,200	3
4/27/12	SGD	940	USD	750	3
4/27/12-6/27/12	USD	5,496	SGD	6,929	17
4/30/12	GBP	896	USD	1,404	(27)
4/30/12	USD	1,768	COP	3,200,000	9
5/2/12	COP	10,245,750	USD	5,700	14
5/3/12	USD	1,683	MYR	5,200	12
5/16/12	CNY	21,782	USD	3,438	(20)
5/16/12-12/3/12	USD	6,139	CNY	39,152	72
5/22/12	USD	65	ZAR	500	—
5/24/12	MXP	10,600	USD	832	9
5/24/12-5/29/12	USD	2,658	MXP	34,100	(9)

					$(2,101)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2012, is as follows:

CounterParty	Currency to Deliver ($Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(2,900)	2,793	$(107)
Barclays PLC	(52,358)	52,108	(250)
Boston Institutional Services	(8,519)	8,232	(287)
Brown Brothers Harriman	—	—	—
Citigroup	(60,054)	59,917	(138)
HSBC	(19,675)	18,924	(751)
JPMorgan Chase Bank	(38,210)	37,792	(418)
UBS	(20,462)	20,312	(150)

			$(2,101)

For the six months ended March 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The outstanding swap agreements held by the fund at March 31, 2012, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
HSBC	Korea Treasury Bond, 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,217,000	$456
Barclays Bank PLC	Korea Treasury Bond, 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,237,000	436

							$892

For the six months ended March 31, 2012, the total number of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional International Trust / Semi-Annual Report / March 31, 2012

Percentages are based on a Net Assets of $1,000,378 ($ Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Investment in Affiliated Security (See Note 4).
(1)	In U.S. dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Securities considered illiquid. The total market value of such securities as of March 31, 2012 was $31,320 ($ Thousands) and represented 3.1% of Net Assets.
(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2012.
(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2012. The coupon on a step bond changes on a specified date.
(E)	This security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $7,222 ($ Thousands) (See Note 8).
(F)	Security in default on interest payments.
(G)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2012 was $340 and represented 0.0% of Net Assets.
(I)	This security was purchased with cash collateral held from securities on loan (see Note 8). The total value of such securities as of March 31, 2012 was $7,219 ($ Thousands).

AED — United Arab Emirates Dirham

ARS — Argentine Peso

BRL — Brazilian Real

CLN — Credit Linked Note

CNY — Chinese Yuan

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesia Rupiah

ILS — Israeli Shekel

INR — India Rupee

KRW — Korean Won

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zlotty

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPC — Segregated Portfolio Company

THB — Thai Baht

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$928,391	—	$928,391
Convertible Bonds	—	4,079	—	4,079
Loan Participations	—	—	17,277	17,277
Affiliated Partnership	—	7,219	—	7,219
Time Deposits	—	31,260	—	31,260

Total Investments in Securities	$—	$970,948	$17,277	$988,226

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(289)	$—	$—	$(289)
Forwards Contracts *	—	(2,101)	—	(2,101)
Total Return Swaps *	—	892	—	892

Total Other Financial Instruments	$(289)	$(1,209)	$—	$(1,498)

*	Futures contracts, forwards contracts, and total return swap contract are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Loan Participations
Beginning balance as of October 1, 2011	$18,404
Accrued discounts/premiums	53
Realized gain/(loss)	19
Change in unrealized appreciation/(depreciation)	634
Net purchases	—
Net sales	(1,833)
Net transfer in and/or out of Level 3	—

Ending balance as of March 31, 2012	$17,277

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$65

For the six months ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2012	12

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s board of trustees (the “Board”). Pursuant to the Committee's charter, adopted on June 18, 2004 and as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 11, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 11, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: June 11, 2012